SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 64.0%
AEROSPACE / DEFENSE - 0.4%
Bombardier, Inc. - 144A		$50,000	5.750		3/15/2022	$49,964
Signature Aviation US Holdings, Inc. - 144A		105,000	4.000		3/1/2028	104,046
TransDigm, Inc. - 144A		90,000	5.500		11/15/2027	90,720
						244,730
AGRICULTURE - 0.2%
Bunge Ltd. Finance Corp.		110,000	4.350		3/15/2024	117,233

APPAREL - 0.1%
Under Armour, Inc. ^		75,000	3.250		6/15/2026	73,368

AUTO PARTS & EQUIPMENT - 0.8%
American Axle & Manufacturing, Inc.		80,000	6.500		4/1/2027	82,002
Dana, Inc.		105,000	5.375		11/15/2027	108,544
Lear Corp. ^		165,000	3.800		9/15/2027	172,173
Tenneco, Inc.		65,000	5.000		7/15/2026	60,127
						422,846
AUTOMOBILE ABS - 5.6%
American Credit Acceptance Receivables Trust 2017-2 - 144A		16,919	2.860		6/12/2023	16,932
American Credit Acceptance Receivables Trust 2018-3 - 144A		165,000	3.750		10/15/2024	166,292
American Credit Acceptance Receivables Trust 2019-2 - 144A		125,000	3.170		6/12/2025	127,082
Americredit Automobile Receivables Trust 2018-1		135,000	3.820		3/18/2024	140,741
Avid Automobile Receivables Trust 2018-1 - 144A		49,521	2.840		8/15/2023	49,607
Avis Budget Rental Car Funding AESOP LLC - 144A		150,000	3.070		9/20/2023	154,320
Capital Auto Receivables Asset Trust 2017-1 - 144A		160,000	2.700		9/20/2022	161,918
Carmax Auto Owner Trust 2019-1		140,000	3.740		1/15/2025	147,566
Carvana Auto Receivables Trust 2019-1 - 144A		145,000	3.880		10/15/2024	150,420
Carvana Auto Receivables Trust 2019-3 - 144A		185,000	2.710		10/15/2024	186,939
Centre Point Funding LLC - 144A		16,310	2.610		8/20/2020	16,286
CPS Auto Receivables Trust 2017-D - 144A		24,590	2.430		1/18/2022	24,601
Drive Auto Receivables Trust 2017-3		16,890	2.800		7/15/2022	16,895
Drive Auto Receivables Trust 2017-A - 144A		1,498	2.980		1/18/2022	1,498
Drive Auto Receivables Trust 2019-1		165,000	3.780		4/15/2025	168,326
Drive Auto Receivables Trust 2019-4		135,000	2.510		11/17/2025	136,440
DT Auto Owner Trust 2017-3 - 144A		23,985	3.010		5/15/2023	24,001
DT Auto Owner Trust 2019-1 - 144A		120,000	3.610		11/15/2024	122,678
First Investors Auto Owner Trust 2017-2 - 144A		135,000	2.650		11/15/2022	135,464
First Investors Auto Owner Trust 2019-1 - 144A		150,000	3.260		3/17/2025	153,841
Flagship Credit Auto Trust 2017-3 - 144A		160,000	2.910		9/15/2023	161,518
GLS Auto Receivables Issuer Trust 2020-1 - 144A		190,000	2.430		11/15/2024	189,997
Hertz Vehicle Financing II LP - 144A		135,000	2.670		9/25/2021	135,547
OneMain Direct Auto Receivables Trust 2017-2 - 144A		135,000	2.820		7/15/2024	135,498
OneMain Direct Auto Receivables Trust 2018-1 - 144A		125,000	3.850		10/14/2025	128,826
Santander Drive Auto Receivables Trust 2017-1		42,965	2.580		5/16/2022	43,000
Westlake Automobile Receivables Trust 2018-3 - 144A		150,000	3.610		10/16/2023	152,585
						3,048,818
BANKS - 5.1%
Bank of America Corp.		106,000	4.200		8/26/2024	115,378
Bank of Montreal	5 Year Swap Rate US + 1.432%	234,000	3.803	+	12/15/2032	249,775
BBVA Bancomer SA/Texas - 144A	5 Year Treasury Note + 2.650%	200,000	5.125	+	1/18/2033	213,505
Citigroup, Inc.		160,000	4.050		7/30/2022	168,193
Citigroup, Inc.		222,000	3.200		10/21/2026	235,251
Goldman Sachs Group, Inc.		230,000	4.250		10/21/2025	254,288
JPMorgan Chase & Co.		47,000	4.600		8/1/2168	47,961
M&T Bank Corp.	3 Month LIBOR + 3.520%	109,000	5.125	+	12/29/2049	119,174
Morgan Stanley		120,000	6.375		7/24/2042	183,069
PNC Financial Services Group, Inc.	3 Month LIBOR + 3.300%	170,000	5.000	+	12/29/2049	183,635
Santander Holdings USA, Inc.		65,000	4.400		7/13/2027	71,216
Santander Holdings USA, Inc.		133,000	3.700		3/28/2022	137,360
Santander Holdings USA, Inc.		105,000	3.500		6/7/2024	109,616
Synovus Financial Corp.	5 Year Swap Rate US + 3.379%	70,000	5.900	+	2/7/2029	75,248
Toronto-Dominion Bank ^	5 Year Swap Rate US + 2.205%	195,000	3.625	+	9/15/2031	209,615

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 64.0% (Continued)
BANKS - 5.1% (Continued)
UBS AG/Stamford CT		$250,000	7.625		8/17/2022	$282,378
Wells Fargo & Co.	3 Month LIBOR + 3.110%	115,000	5.900	+	Perpetual	125,095
						2,780,757
BEVERAGES - 0.6%
Anheuser-Busch InBev Worldwide, Inc.		50,000	4.000		4/13/2028	56,064
Anheuser-Busch InBev Worldwide, Inc.		40,000	4.750		1/23/2029	47,365
Bacardi Ltd. - 144A		200,000	4.700		5/15/2028	226,323
						329,752
BUILDING MATERIALS - 0.4%
Owens Corning		165,000	3.400		8/15/2026	172,736
Owens Corning		25,000	3.950		8/15/2029	27,162
						199,898
CHEMICALS - 0.9%
Celanese US Holdings LLC		130,000	3.500		5/8/2024	135,942
Olin Corp.		120,000	5.625		8/1/2029	126,822
SABIC Capital II BV - 144A		200,000	4.500		10/10/2028	225,216
						487,980
COAL - 0.1%
Alliance Resource Operating Partners LP - 144A		70,000	7.500		5/1/2025	60,725

COMMERCIAL MBS - 5.5%
Aventura Mall Trust 2013-AVM - 144A		155,000	3.867	++	12/5/2032	155,961
Aventura Mall Trust 2013-AVM - 144A		100,000	3.867	++	12/5/2032	100,620
BAMLL Commercial Mortgage Securities Trust 2015-200P - 144A		105,000	3.218		4/14/2033	112,037
BX Trust 2019-OC11 - 144A		130,000	4.075		12/9/2041	139,237
BXMT 2020-FL2 Ltd. - 144A	1 Month LIBOR + 0.900%	135,000	2.560	+	2/16/2037	135,000
CHC Commercial Mortgage Trust 2019 - CHC - 144A	1 Month LIBOR + 1.120%	235,000	2.796	+	6/15/2034	235,475
Citigroup Commercial Mortgage Trust 2013-375P - 144A		135,000	3.635	++	5/10/2035	140,194
Citigroup Commercial Mortgage Trust 2015-GC27		130,000	2.878		2/10/2048	135,702
Citigroup Commercial Mortgage Trust 2019-SST2 - 144A	1 Month LIBOR + 0.920%	145,000	2.596	+	12/15/2036	145,053
Credit Suisse Mortgage Capital Certificates 2019-ICE4 - 144A	1 Month LIBOR + 0.980%	205,000	2.656	+	5/15/2036	205,448
GS Mortgage Securities Corp. Trust 2012-ALOHA - 144A		252,000	3.551		4/10/2022	259,724
GS Mortgage Securities Trust 2020-GC45		135,000	3.173		2/13/2053	143,053
Hilton USA Trust 2016-SFP - 144A		185,000	3.323		11/5/2035	185,580
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		74,581	4.388		5/15/2021	76,166
JPMBB Commercial Mortgage Securities Trust 2015-C28		155,000	3.986		10/15/2048	164,974
JPMBB Commercial Mortgage Securities Trust 2015-C31		125,000	4.106		8/15/2048	136,383
Morgan Stanley Capital I Trust 2017-CLS - 144A	1 Month LIBOR + 0.700%	85,000	2.376	+	11/15/2034	85,001
One Market Plaza Trust 2017-1MKT - 144A		105,000	3.614		2/10/2024	109,170
Sutherland Commercial Mortgage Loans 2018-SBC7 - 144A		57,172	4.720	++	5/25/2039	58,024
Wells Fargo Commercial Mortgage Trust 2015-LC20		125,000	3.184		4/15/2050	132,658
WFRBS Commercial Mortgage Trust 2014-C24		125,000	3.931		11/15/2047	133,834
						2,989,294
COMMERCIAL SERVICES - 0.4%
ASGN, Inc. - 144A		55,000	4.625		5/15/2028	56,202
DP World PLC - 144A		100,000	6.850		7/2/2037	134,123
Garda World Security Corp. - 144A		55,000	4.625		2/15/2027	54,579
						244,904
COMPUTERS - 0.5%
Dell International LLC / EMC Corp. - 144A		155,000	6.020		6/15/2026	181,126
Hewlett Packard Enterprise Co.		100,000	4.900		10/15/2025	113,034
						294,160
DIVERSIFIED FINANCIAL SERVICES - 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		150,000	3.650		7/21/2027	157,489
Avolon Holdings Funding Ltd. - 144A		125,000	4.375		5/1/2026	135,432
Brightsphere Investment Group, Inc.		165,000	4.800		7/27/2026	178,452
Brookfield Finance LLC		174,000	4.000		4/1/2024	187,826
Capital One Financial Corp.		120,000	4.200		10/29/2025	131,153
Capital One Financial Corp.		165,000	3.750		7/28/2026	175,828
Citadel LP - 144A		105,000	4.875		1/15/2027	113,793
Navient Corp.		70,000	6.750		6/25/2025	76,300
Navient Corp.		25,000	5.000		3/15/2027	25,000
Springleaf Finance Corp.		70,000	6.875		3/15/2025	79,099
Springleaf Finance Corp.		25,000	7.125		3/15/2026	28,731
Springleaf Finance Corp.		10,000	5.375		11/15/2029	10,417
Synchrony Financial		135,000	3.950		12/1/2027	144,027
						1,443,547

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 64.0% (Continued)
ELECTRIC - 1.6%
CenterPoint Energy, Inc.		$150,000	4.250		11/1/2028	$168,693
DPL, Inc. - 144A		155,000	4.350		4/15/2029	154,423
Exelon Corp.		175,000	3.497		6/1/2022	180,388
Pennsylvania Electric Co. - 144A		140,000	3.600		6/1/2029	152,494
Talen Energy Supply LLC - 144A		60,000	6.625		1/15/2028	60,171
Vistra Operations Co. LLC - 144A		130,000	4.300		7/15/2029	133,916
						850,085
ENERGY - ALTERNATE SOURCES - 0.2%
TerraForm Power Operating LLC - 144A		90,000	5.000		1/31/2028	97,367

ENTERTAINMENT - 0.3%
Eldorado Resorts, Inc.		35,000	6.000		9/15/2026	38,434
Gateway Casinos & Entertainment Ltd. - 144A		45,000	8.250		3/1/2024	47,006
Scientific Games International, Inc. - 144A		50,000	8.250		3/15/2026	54,344
Scientific Games International, Inc. - 144A		20,000	7.000		5/15/2028	21,143
						160,927
FOOD - 0.3%
Albertsons Cos Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC - 144A		105,000	4.625		1/15/2027	106,651
Albertsons Cos Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC - 144A		65,000	4.875		2/15/2030	66,884
Kraft Heinz Foods Co.		165,000	3.000		6/1/2026	167,975
						341,510
HEALTHCARE - SERVICES - 0.8%
Anthem, Inc.		105,000	2.875		9/15/2029	106,149
Catalent Pharma Solutions, Inc. - 144A		15,000	5.000		7/15/2027	15,817
Centene Corp. - 144A		45,000	4.625		12/15/2029	48,454
Charles River Laboratories International, Inc. - 144A		25,000	4.250		5/1/2028	25,411
HCA, Inc.		65,000	5.375		2/1/2025	72,780
HCA, Inc.		135,000	4.125		6/15/2029	146,376
						414,987
HOME BUILDERS - 0.7%
M/I Homes, Inc. - 144A		105,000	4.950		2/1/2028	108,412
PulteGroup, Inc.		125,000	6.375		5/15/2033	151,653
TRI Pointe Group, Inc.		85,000	5.875		6/15/2024	92,473
						352,538
HOME EQUITY ABS - 0.2%
GSAA Trust 2005-1 AF4 (a)		20,307	5.619		11/25/2034	20,311
NovaStar Mortgage Funding Trust Series 2004-4	1 Month LIBOR + 1.725%	62,604	3.386	+	3/25/2035	63,266
						83,577
INSURANCE - 1.7%
Allstate Corp.	3 Month LIBOR + 2.938%	150,000	5.750	+	8/15/2053	162,637
Athene Holding Ltd.		135,000	4.125		1/12/2028	143,564
MetLife, Inc.	3 Month LIBOR + 2.959%	76,000	5.875	+	Perpetual	85,995
Prudential Financial, Inc.	3 Month LIBOR + 3.920%	230,000	5.625	+	6/15/2043	249,129
Teachers Insurance & Annuity Association of America - 144A	3 Month LIBOR + 2.661%	110,000	4.375	+	9/15/2054	116,310
Trinity Acquisition PLC		60,000	4.400		3/15/2026	66,794
Voya Financial, Inc.	3 Month LIBOR + 3.580%	105,000	5.650	+	5/15/2053	111,746
						936,175
INVESTMENT COMPANIES - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.		130,000	6.250		5/15/2026	136,702

MACHINERY- CONSTRUCTION & MINING - 0.4%
Oshkosh Corp.		183,000	4.600		5/15/2028	198,616

MANUFACTURED HOUSING ABS - 0.3%
Towd Point Mortgage Trust 2019-MH1 - 144A		145,406	3.000	++	11/25/2058	147,694

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 64.0% (Continued)
MEDIA - 0.8%
Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A		$55,000	5.375		8/15/2026	$54,889
Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A ^		30,000	6.625		8/15/2027	28,105
Discovery Communications LLC		160,000	3.950		3/20/2028	172,895
DISH DBS Corp.		25,000	5.000		3/15/2023	25,438
Meredith Corp.		85,000	6.875		2/1/2026	87,716
Sirius XM Radio, Inc. - 144A		35,000	5.500		7/1/2029	37,730
						406,773
MINING - 0.9%
BHP Billiton Finance USA Ltd. - 144A	5 Year Swap Rate USD + 5.093%	200,000	6.750	+	10/19/2075	235,349
Glencore Funding LLC - 144A		165,000	4.000		3/27/2027	174,911
Novelis Corp. - 144A		55,000	4.750		1/30/2030	55,345
						465,605
MISCELLANEOUS MANUFACTURING - 0.9%
General Electric Co.	3 Month LIBOR + 3.330%	136,000	5.000	+	12/29/2049	135,593
Hillenbrand, Inc.		135,000	4.500		9/15/2026	145,374
Pentair Finance Sarl		180,000	4.500		7/1/2029	198,807
						479,774
OIL & GAS - 1.9%
CrownRock LP / CrownRock Finance, Inc. - 144A		75,000	5.625		10/15/2025	75,852
Holly Frontier Corp.		165,000	5.875		4/1/2026	187,859
Nabors Industries, Inc.		60,000	5.750		2/1/2025	49,375
Patterson-UTI Energy, Inc.		80,000	5.150		11/15/2029	82,375
Pertamina Persero PT - 144A		200,000	6.450		5/30/2044	258,936
Petroleos Mexicanos - 144A		100,000	7.690		1/23/2050	110,204
State Oil Co. of the Azerbaijan Republic		200,000	6.950		3/18/2030	248,102
Transocean Guardian Ltd. - 144A		33,400	5.875		1/15/2024	34,193
						1,046,896
OIL & GAS SERVICES - 0.2%
USA Compression Partners LP / USA Compression Finance Corp.		105,000	6.875		4/1/2026	109,397

OTHER ABS - 10.0%
Ajax Mortgage Loan Trust 2019-D - 144A (a)		189,314	2.956		9/25/2065	190,307
American Homes 4 Rent 2014-SFR2 Trust - 144A		230,000	4.705		10/17/2036	248,178
American Homes 4 Rent 2015-SFR2 Trust - 144A		220,000	4.691		10/17/2045	239,939
Amur Equipment Finance Receivables VI LLC - 144A		117,318	3.890		7/20/2022	119,425
Aqua Finance Trust 2019-A - 144A		144,542	3.140		7/16/2040	146,096
Bayview Opportunity Master Fund IVa Trust 2017-RT1 - 144A		61,030	3.000	++	3/28/2057	62,087
Bayview Opportunity Master Fund IVa Trust 2017-SPL5 - 144A		100,000	4.000	++	6/28/2057	104,610
BRE Grand Islander Timeshare Issuer 2019-A LLC - 144A		127,364	3.280		9/26/2033	131,261
CCG Receivables Trust 2019-2 - 144A		100,000	2.550		3/15/2027	101,151
CoreVest American Finance 2018-1 Trust - 144A		197,566	3.804		5/15/2023	205,671
CoreVest American Finance 2018-2 Trust - 144A		229,565	4.026		11/15/2052	243,717
CoreVest American Finance 2019-3 Trust - 144A		100,000	3.265		10/15/2052	103,380
Diamond Resorts Owner Trust - 144A		57,612	3.270		10/22/2029	58,480
Foundation Finance Trust 2019-1 - 144A		105,442	3.860		11/15/2034	107,855
Jersey Mike’s Funding - 144A		130,000	4.433		2/15/2050	133,086
Marlette Funding Trust 2019-4 - 144A		136,323	2.390		12/17/2029	136,946
Mill City Mortgage Loan Trust 2017-1 - 144A		67,581	2.750	++	11/25/2058	68,006
Mill City Mortgage Loan Trust 2018-4 - 144A		295,000	3.500	++	4/25/2066	305,184
MVW 2019-2 LLC - 144A		149,733	2.220		10/20/2038	150,564
MVW Owner Trust 2016-1 - 144A		46,509	2.250		12/20/2033	46,496
MVW Owner Trust 2017-1 - 144A		68,796	2.420		12/20/2034	69,522
Orange Lake Timeshare Trust 2019-A - 144A		120,947	3.360		4/9/2038	123,492
PRPM 2019-2 LLC - 144A (a)		175,331	3.967		4/25/2024	176,285
Small Business Lending Trust 2019-A - 144A		106,192	2.850		7/15/2026	106,599
Sofi Consumer Loan Program 2017-5 LLC - 144A		72,796	2.780		9/25/2026	73,230
Sofi Consumer Loan Program 2017-6 LLC - 144A		67,564	2.820		11/25/2026	67,896
SoFi Consumer Loan Program 2019-3 Trust - 144A		106,734	2.900		5/25/2028	107,683
Taco Bell Funding LLC - 144A		126,750	4.970		5/25/2046	137,668
Towd Point Mortgage Trust 2015-1 - 144A		172,000	3.250	++	10/25/2053	173,262
Towd Point Mortgage Trust 2015-6 - 144A		130,000	3.750	++	4/25/2055	139,939
Towd Point Mortgage Trust 2017-1 - 144A		230,560	2.750	++	10/25/2056	233,386
Towd Point Mortgage Trust 2017-1 - 144A		115,000	3.750	++	10/25/2056	121,636
Towd Point Mortgage Trust 2018-4 - 144A		198,069	3.000	++	6/25/2058	205,315
Towd Point Mortgage Trust 2018-6 - 144A		185,000	3.750	++	3/25/2058	198,662
Towd Point Mortgage Trust 2018-SJ1 - 144A		145,630	4.000	++	10/25/2058	147,152
Tricon American Homes 2017-SFR1 Trust - 144A		99,354	2.716		9/17/2022	100,157
Trinity Rail Leasing 2019 LLC - 144A		121,717	3.820		4/17/2049	126,816
TRIP Rail Master Funding LLC - 144A		94,873	2.709		8/15/2047	95,064
VOLT LXIV LLC - 144A (a)		53,495	3.375		10/25/2047	53,649
VSE 2017-A VOI Mortgage LLC - 144A		66,014	2.330		3/20/2035	66,503
						5,426,355

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 64.0% (Continued)
PACKAGING & CONTAINERS - 0.1%
Greif, Inc. - 144A		$70,000	6.500		3/1/2027	$75,510

PHARMACEUTICALS - 0.4%
Mylan NV		145,000	3.950		6/15/2026	154,884
Par Pharmaceutical, Inc. - 144A		50,000	7.500		4/1/2027	51,001
						205,885
PIPELINES - 2.0%
Cheniere Energy Partners LP		55,000	5.625		10/1/2026	57,716
Cheniere Energy Partners LP - 144A		55,000	4.500		10/1/2029	56,064
Energy Transfer Partners LP		165,000	4.200		4/15/2027	176,094
Kinder Morgan Inc/DE		45,000	7.750		1/15/2032	62,749
Kinder Morgan Inc/DE		160,000	4.300		6/1/2025	175,531
MPLX LP		55,000	4.875		12/1/2024	60,564
MPLX LP - 144A		135,000	4.250		12/1/2027	144,283
Sabine Pass Liquefaction LLC		100,000	6.250		3/15/2022	107,387
Sabine Pass Liquefaction LLC		25,000	4.200		3/15/2028	26,779
Targa Resources Partners LP		100,000	5.875		4/15/2026	105,687
Valero Energy Partners LP		120,000	4.500		3/15/2028	133,712
						1,106,566
PRIVATE EQUITY - 0.3%
Apollo Management Holdings LP - 144A		135,000	4.000		5/30/2024	145,155

REC VEHICLE LOAN ABS - 0.2%
Octane Receivables Trust 2019-1 - 144A		124,091	3.160		9/20/2023	124,360

REITS - 4.1%
Corporate Office Properties LP		196,000	3.600		5/15/2023	203,986
EPR Properties		220,000	4.750		12/15/2026	244,974
ESH Hospitality, Inc. - 144A		80,000	4.625		10/1/2027	80,548
GLP Capital LP / GLP Financing II, Inc.		155,000	5.750		6/1/2028	181,192
Healthcare Realty Trust, Inc.		90,000	3.875		5/1/2025	96,499
Healthcare Trust of America Holdings LP		150,000	3.750		7/1/2027	162,359
Iron Mountain, Inc. - 144A		110,000	4.875		9/15/2029	112,466
iStar, Inc.		105,000	4.250		8/1/2025	105,788
Ladder Capital Finance Holdings LLLP - 144A		80,000	4.250		2/1/2027	79,941
LifeStorage LP/CA		205,000	3.500		7/1/2026	215,277
MPT Operating Partnership LP / MPT Finance Corp.		85,000	5.000		10/15/2027	89,567
MPT Operating Partnership LP / MPT Finance Corp.		25,000	4.625		8/1/2029	26,172
Office Properties Income Trust		170,000	4.500		2/1/2025	181,485
Retail Opportunity Investments Partnership LP		105,000	4.000		12/15/2024	110,378
SBA Tower Trust - 144A		135,000	2.836		1/15/2025	139,908
Service Properties Trust		165,000	4.950		2/15/2027	174,501
						2,205,041
RETAIL - 0.9%
Dollar Tree, Inc.		150,000	4.000		5/15/2025	162,532
Lithia Motors, Inc. - 144A		40,000	4.625		12/15/2027	41,000
QVC, Inc.		195,000	4.375		3/15/2023	202,116
QVC, Inc.		85,000	4.750		2/15/2027	85,908
						491,556
SOFTWARE - 0.6%
Citrix Systems, Inc.		120,000	4.500		12/1/2027	132,729
MSCI, Inc. - 144A		81,000	4.000		11/15/2029	82,871
Vmware, Inc.		88,000	3.900		8/21/2027	93,524
						309,124
TELECOMMUNICATIONS - 1.2%
AT&T, Inc.	3 Month LIBOR + 1.180%	50,000	3.067	+	6/12/2024	50,926
AT&T, Inc.		71,000	4.100		2/15/2028	78,658
Frontier Communications Corp. - 144A		70,000	8.500		4/1/2026	71,880
Juniper Networks, Inc.		120,000	3.750		8/15/2029	127,789
Motorola Solutions, Inc.		96,429	4.600		2/23/2028	107,213
Motorola Solutions, Inc.		50,000	4.600		5/23/2029	56,264
Sprint Spectrum Co. LLC - 144A		87,500	3.360		9/20/2021	88,320
Telesat Canada - 144A		45,000	4.875		6/1/2027	46,343
						627,393
TRUCKING & LEASING - 0.7%
Aviation Capital Group LLC - 144A		205,000	3.500		11/1/2027	209,701
Penske Truck Leasing Co. LP - 144A		140,000	4.125		8/1/2023	149,794
						359,495

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 64.0% (Continued)
WHOLE LOAN COLLATERAL CMO - 8.7%
Angel Oak Mortgage Trust 2019-3 - 144A		$122,461	2.930	++	5/25/2059	$124,511
Angel Oak Mortgage Trust I LLC 2018-2 - 144A		29,995	3.674	++	7/27/2048	30,433
Angel Oak Mortgage Trust I LLC 2019-1 - 144A		148,518	3.920	++	11/25/2048	151,685
Arroyo Mortgage Trust 2019-2 - 144A		84,782	3.347	++	4/25/2049	86,356
Banc of America Funding 2005-1 Trust		38,225	5.500		2/25/2035	39,625
Bunker Hill Loan Depositary Trust 2019-1 - 144A (a)		78,203	3.613		10/26/2048	81,961
Chase Home Lending Mortgage Trust 2019-ATR1 - 144A		64,981	4.000	++	4/25/2049	67,898
Chase Mortgage Finance Corp. - 144A		111,372	3.750	++	4/25/2045	116,624
Chase Mortgage Finance Corp. - 144A		75,997	3.750	++	2/25/2044	80,142
Citigroup Mortgage Loan Trust 2019-IMC1 - 144A		112,866	2.720	++	7/25/2049	113,770
Citigroup Mortgage Loan Trust 2019-RP1 - 144A		175,586	3.500	++	1/25/2066	183,345
Citigroup Mortgage Loan Trust, Inc.		42,100	6.750		8/25/2034	46,998
COLT 2018-1 Mortgage Loan Trust - 144A		22,106	2.930	++	2/25/2048	22,196
COLT 2019-3 Mortgage Loan Trust - 144A		173,968	2.764	++	8/25/2049	176,469
Deephaven Residential Mortgage Trust 2017-2 - 144A		39,651	2.453	++	6/25/2047	39,741
Ellington Financial Mortgage Trust 2019-1 - 144A		85,206	2.934	++	6/25/2059	86,159
Ellington Financial Mortgage Trust 2019-2 - 144A		96,393	3.046	++	11/25/2059	97,171
Galton Funding Mortgage Trust 2017-1 - 144A		78,971	3.500	++	11/25/2057	79,902
Galton Funding Mortgage Trust 2018-2 - 144A		56,671	4.500	++	10/25/2058	58,083
Galton Funding Mortgage Trust 2019-H1 - 144A		145,188	2.657	++	10/25/2059	146,341
Homeward Opportunities Fund I Trust 2018-2 - 144A		179,198	3.985	++	11/25/2058	183,741
JP Morgan Mortgage Trust 2005-A5		81,254	4.106	++	8/25/2035	83,463
JP Morgan Mortgage Trust 2017-5 - 144A		224,999	3.149	++	12/15/2047	228,696
LHOME Mortgage Trust 2019-RTL1 - 144A (a)		145,000	4.580		10/25/2023	148,768
MASTR Alternative Loan Trust 2004-4		42,862	5.500		4/25/2034	44,145
Metlife Securitization Trust - 144A		100,000	3.691	++	4/25/2055	106,185
Metlife Securitization Trust 2019-1 - 144A		129,340	3.750	++	4/25/2058	133,900
New Residential Mortgage Loan Trust 2016-4 - 144A		87,586	3.750	++	11/25/2056	92,064
New Residential Mortgage Loan Trust 2018-1 - 144A		178,437	4.000	++	12/25/2057	187,941
New Residential Mortgage Loan Trust 2019-NQM4 - 144A		120,725	2.492	++	9/25/2059	121,927
New Residential Mortgage Loan Trust 2020-1 - 144A		132,461	3.500	++	10/25/2059	137,097
OBX 2018-EXP2 Trust - 144A		104,205	4.000	++	11/25/2048	105,880
OBX 2019-INV1 Trust - 144A		119,735	4.500	++	11/25/2048	124,390
Provident Funding Mortgage Trust 2019-1 - 144A		208,612	3.000	++	12/25/2049	212,207
RCO V Mortgage LLC 2019-1 - 144A (a)		181,417	3.721		5/24/2024	182,737
Residential Asset Securitization Trust 2005-A1		120,380	5.500		4/25/2035	123,987
Residential Mortgage Loan Trust 2019-2 - 144A		158,096	2.913	++	5/25/2059	158,955
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4		55,844	4.276	++	4/25/2034	58,623
Thornburg Mortgage Securities Trust 2004-2	1 Month LIBOR + 0.620%	80,772	2.281	+	6/25/2044	81,566
Towd Point HE Trust 2019-HE1 - 144A	1 Month LIBOR + 0.900%	155,662	2.561	+	4/25/2048	156,197
Verus Securitization Trust 2018-1 - 144A		35,749	2.929	++	2/25/2048	35,887
Verus Securitization Trust 2018-2 - 144A		105,000	4.426	++	6/1/2058	106,883
Verus Securitization Trust 2018-3 - 144A		91,770	4.108	++	10/25/2058	93,217
						4,737,866

TOTAL CORPORATE BONDS & NOTES (Cost - $33,196,635)						34,780,941

FOREIGN GOVERNMENT BONDS - 0.7%
Dominican Republic International Bond - 144A		150,000	6.000		7/19/2028	166,702
Turkey Government International Bond		200,000	7.375		2/5/2025	226,243
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $358,877)						392,945

MUNICIPAL BONDS - 5.4%
City of Bristol VA		340,000	4.210		1/1/2042	358,918
Idaho Health Facilities Authority		135,000	5.020		3/1/2048	174,041
Rockdale County Water & Sewerage Authority		305,000	3.060		7/1/2024	318,688
Sales Tax Securitization Corp.		20,000	3.411		1/1/2043	20,917
San Diego County Regional Airport Authority		325,000	5.594		7/1/2043	372,887
State of California		385,000	7.600		11/1/2040	670,770
State of Texas		245,000	3.011		10/1/2026	262,514
State of Texas		600,000	3.211		4/1/2044	626,313
University of California		115,000	4.428		5/15/2048	128,509
TOTAL MUNICIPAL - (Cost - $2,672,210)						2,933,557

U.S. GOVERNMENT & AGENCY - 22.2%
U.S. GOVERNMENT AGENCY - 5.7%
Fannie Mae Pool		16,463	6.000		11/1/2034	18,959
Fannie Mae Pool		14,253	6.000		3/1/2036	16,392
Fannie Mae Pool		133,192	5.500		9/1/2036	149,770
Fannie Mae Pool		59,746	6.500		5/1/2037	71,694
Fannie Mae Pool		25,355	5.500		4/1/2038	28,495
Fannie Mae Pool		21,684	5.000		4/1/2038	24,300

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
U.S. GOVERNMENT & AGENCY - 22.2% (Continued)
U.S. GOVERNMENT AGENCY - 5.7% (Continued)
Fannie Mae Pool		$63,097	6.000		8/1/2038	$72,447
Fannie Mae Pool		136,160	5.000		6/1/2039	151,166
Fannie Mae Pool		178,474	4.000		9/1/2044	190,442
Fannie Mae Pool		161,975	3.500		1/1/2046	169,735
Fannie Mae Pool		261,161	4.000		4/1/2046	275,914
Fannie Mae Pool		417,246	4.000		4/1/2048	439,008
Fannie Mae Pool		175,534	3.000		9/1/2049	179,935
Fannie Mae Pool		512,757	3.500		10/1/2049	530,998
Fannie Mae Pool		553,422	3.000		1/1/2050	566,296
Freddie Mac Gold Pool		148,601	5.000		12/1/2035	166,745
Freddie Mac Gold Pool		24,294	5.500		10/1/2039	27,316
						3,079,612
U.S. TREASURY OBLIGATIONS - 16.5%
United States Treasury Bond		695,000	1.375		4/30/2020	694,579
United States Treasury Bond		105,000	2.625		8/31/2020	105,621
United States Treasury Bond		660,000	2.250		3/31/2021	665,917
United States Treasury Bond		1,115,000	1.750		6/15/2022	1,126,324
United States Treasury Bond		850,000	2.000		2/15/2025	877,343
United States Treasury Bond		1,540,000	2.875		8/15/2028	1,711,656
United States Treasury Bond		160,000	2.625		2/15/2029	175,197
United States Treasury Bond		2,990,000	3.000		8/15/2048	3,630,339
						8,986,976

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $11,177,934)						12,066,588

BANK LOANS - 4.5%
AEROSPACE - 0.3%
American Airlines, Inc. 2018 Replacement Term Loan	1 Month LIBOR + 1.750%	105,000	3.411	+	6/28/2025	104,156
Atlantic Aviation FBO, Inc. Term Loan	1 Month LIBOR + 3.750%	14,850	5.395	+	12/06/2025	15,017
TransDigm, Inc. New Tranche E Term Loan	1 Month LIBOR + 2.500%	49,372	4.145	+	5/30/2025	49,418
						168,591
CONSUMER NON-DURABLES - 0.2%
KIK Custom Products, Inc. Initial Loan	1 Month LIBOR + 4.000%	108,120	5.645	+	5/16/2023	107,106

ENERGY - 0.2%
Buckeye Partners, L.P. Term Loan	1 Month LIBOR + 2.750%	25,000	4.531	+	10/31/2026	25,255
CITGO Petroleum Corporation 2019 Incremental Term B Loan	3 Month LIBOR + 5.000%	64,513	6.945	+	3/28/2024	64,714
						89,969
FOOD/TOBACCO - 0.1%
Aramark Services, Inc. U.S. Term B-4 Loan	3 Month LIBOR + 1.750%	25,000	3.427	+	12/10/2026	25,078

FOREST PROD/CONTAINERS - 0.1%
Berry Global, Inc. Term U Loan	3 Month LIBOR + 2.000%	54,725	3.781	+	6/30/2026	55,033
Reynolds Consumer Products, Inc. Term Loan	1 Month LIBOR + 1.750%	15,000	3.299	+	2/4/2027	15,083
						70,116
GAMING / LEISURE - 0.4%
Seminole Tribe of Florida 2018 Replacement Term B Loan	1 Month LIBOR + 1.750%	95,680	3.395	+	7/08/2024	96,362
Station Casinos LLC Term B Facility Loan	1 Month LIBOR + 2.500%	54,915	4.145	+	6/08/2023	55,066
Station Casinos LLC 7-year Term Loan B	1 Month LIBOR + 2.250%	40,000	3.818	+	1/31/2027	39,950
						191,378
HEALTHCARE - 0.6%
Bausch Health Companies, Inc. Initial Term Loan	1 Month LIBOR + 3.000%	8,476	4.670	+	6/02/2025	8,521
Bausch Health Companies, Inc. First Incremental Term Loan	1 Month LIBOR + 2.750%	25,500	4.420	+	11/28/2025	25,620
CHG Healthcare Services, Inc. New Term Loan (2017)	1 Month LIBOR + 3.000%	77,413	4.645	+	6/8/2023	77,820
Iqvia, Inc. Term B-3 Dollar Loan	3 Month LIBOR + 1.750%	108,350	3.695	+	6/12/2025	109,053
Regionalcare Hospital Partners Holdings, Inc. Term B Loan	3 Month LIBOR + 3.750%	87,732	5.549	+	11/16/2025	88,296
Select Medical Corp. Tranche B Term Loan	3 Month LIBOR + 2.500%	14,981	4.435	+	3/6/2025	15,080
						324,390
HOUSING - 0.5%
American Builders & Contractors Supply Co., Inc. Term B2	1 Month LIBOR + 2.000%	104,738	3.645	+	1/16/2027	105,021
Azek Co. LLC New Term Loan	3 Month LIBOR + 3.750%	69,033	5.695	+	5/04/2024	69,270
Summit Materials, LLC New Term Loan	1 Month LIBOR + 2.000%	98,741	3.645	+	11/20/2024	99,321
						273,612
INFORMATION TECHNOLOGY - 0.2%
Boxer Parent Company, Inc. Initial Dollar Term Loan	1 Month LIBOR + 4.250%	44,064	5.895	+	10/02/2025	43,486
Kronos Incorporated Incremental Term Loan	3 Month LIBOR + 3.000%	78,600	4.909	+	10/31/2023	78,963
Presidio Holding, Inc. Term Loan B	1 Month LIBOR + 3.500%	5,000	4.979	+	12/19/2026	5,025
						127,474

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 4.5% (Continued)
MEDIA / TELECOMMUNICATIONS - 0.6%
CenturyLink, Inc. Term B Loan	1 Month LIBOR + 2.250%	$45,000	3.900	+	3/15/2027	$45,004
CenturyLink, Inc. Initial Term B Loan	1 Month LIBOR + 2.750%	88,742	4.794	+	2/01/2025	88,749
Commscope, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	39,900	4.895	+	4/06/2026	39,941
Nexstar Broadcasting, Inc. Term B-4 Loan	1 Month LIBOR + 2.750%	84,788	4.531	+	9/18/2026	85,323
Telenet Term Loan AR Facility	6 Month LIBOR + 2.000%	72,903	3.663	+	4/30/2028	72,852
Ziggo BV Term Loan I Facility	3 Month LIBOR + 2.500%	20,000	4.159	+	4/30/2028	20,024
						351,893
SERVICE - 0.6%
Dun & Bradstreet Corporation Initial Term Borrowing	1 Month LIBOR + 5.000%	95,000	6.661	+	2/06/2026	95,677
PUG LLC Term Loan	1 Month LIBOR + 3.500%	65,000	5.171	+	2/13/2027	64,959
Sedgwick Claims Management Services, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	104,198	4.895	+	1/01/2026	104,412
TKC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.750%	82,069	5.395	+	1/31/2023	75,383
						340,431
TRANSPORTATION - AUTOMOTIVE - 0.3%
Cooper-Standard Automotive Additional Term B-1 Loan	1 Month LIBOR + 2.000%	20,000	3.650	+	11/02/2023	19,240
Navistar, Inc. Tranche B Term Loan	1 Month LIBOR + 3.500%	88,425	5.170	+	11/06/2024	88,801
Panther BF Aggregator 2 L P Initial Dollar Term Loan	1 Month LIBOR + 3.500%	64,838	5.160	+	4/30/2026	65,340
						173,381
UTILITY - 0.4%
Brookfield WEC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.000%	118,999	4.645	+	7/31/2025	119,445
Calpine Corporation Term Loan (2019)	3 Month LIBOR + 2.250%	99,500	4.195	+	4/04/2026	100,031
						219,476

TOTAL BANK LOANS - (Cost - $2,453,536)						2,462,895

COLLATERAL FOR SECURITIES LOANED - 0.9%
Mount Vernon Prime Portfolio #		499,012	1.770	+		499,012
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $499,012)

TOTAL INVESTMENTS - 97.7% (Cost - $50,358,204)						$53,135,938
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%						1,262,530
NET ASSETS - 100.0%						$54,398,468

LLC - Limited Liability Corporation

ABS - Asset Backed Security

MBS - Mortgage Backed Security

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

REITS - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

^	All or a portion of these securities are on loan. Total loaned securities had a value of $489,252 at January 31, 2020.

+	Variable rate security. Interest rate is as of January 31, 2020.

++	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $20,157,966 or 37.06% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2020.

Portfolio Composition * - (Unaudited)
Corporate Bonds & Notes	65.5%	Foreign Government Bonds	0.7%
U.S. Government & Agencies	22.7%	Others	1.0%
Municipal	5.5%	Total	100.0%
Bank Loans	4.6%

*	Based on total value of investments as of January 31, 2020.

**	Includes collateral for securities loaned as of January 31, 2020.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
ASSET BACKED SECURITIES - 0.6%
Drive Auto Receivables Trust		$470,000	2.900		8/15/2025	$478,749
Ellington Financial Mortgage Trust - 144A		377,341	2.934		6/25/2059	381,562
Pretium Mortgage Credit Partners - 144A		275,480	4.826		9/25/2058	278,042
TOTAL ASSET BACKED SECURITIES (Cost - $1,125,473)						1,138,353

BANK LOANS - 94.2%
BASIC MATERIALS - 3.3%
Acuity Specialty Products, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	273,700	5.945	+	8/12/2024	217,318
Ascend Performance Materials Operations LLC, Initial Term Loan	LIBOR + 5.250%	224,438	6.895	+	8/28/2026	226,121
ClearWater Paper Corp., Initial Term Loan	LIBOR + 3.250%	135,000	4.984	+	7/24/2026	135,844
Covia Holdings Corp., Initial Term Loan	LIBOR + 4.000%	462,875	5.874	+	5/31/2025	373,772
Element Solutions, Inc., Tranche B-1 Term Loan	LIBOR + 2.000%	727,664	3.645	+	1/30/2026	732,212
Graftech International Ltd., Initial Term Loan	LIBOR + 3.500%	333,992	5.145	+	2/12/2025	332,739
H.B. Fuller Co., Commitment Loan	LIBOR + 2.000%	584,529	3.658	+	10/20/2024	586,221
Hexion, Inc., USD Term Loan	LIBOR + 3.500%	572,125	5.409	+	6/30/2026	577,489
Ineos US Finance LLC, New 2024 Dollar Term Loan	LIBOR + 2.000%	1,881,600	3.645	+	3/31/2024	1,883,425
Kraton Polymers LLC, Dollar Replacement Term Loan (2018)	LIBOR + 2.500%	312,278	4.145	+	3/08/2025	312,734
Omnova Solutions, Inc., Term B-2 Loan	LIBOR + 3.250%	494,011	4.895	+	8/24/2023	494,937
US Salt LLC, Initial Term Loan	LIBOR + 4.750%	272,938	6.395	+	1/16/2026	274,643
						6,147,455
COMMUNICATIONS - 17.2%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	385,237	4.895	+	7/24/2021	374,381
Altice France SA, USD TLB-13 Incremental Term Loan	LIBOR + 4.000%	232,063	5.676	+	8/14/2026	232,499
Aventiv Technologies LLC, Initial Term Loan (First Lien)	LIBOR + 4.500%	198,933	6.145	+	10/31/2024	155,710
Aventiv Technologies LLC, Initial Loan (Second Lien)	LIBOR + 8.250%	255,000	9.895	+	10/31/2025	123,373
CenturyLink, Inc., Term B Loan	LIBOR + 2.250%	735,000	3.895	+	3/15/2027	735,059
Charter Communications Operating LLC, Term B-2 Loan	LIBOR + 1.750%	2,239,400	3.395	+	1/31/2027	2,251,795
Clear Channel Outdoor Holdings, Inc., Term B Loan	LIBOR + 3.500%	573,563	5.145	+	8/20/2026	576,700
Commscope, Inc., Initial Term Loan	LIBOR + 3.250%	613,463	4.895	+	4/06/2026	614,100
Consolidated Communications, Inc., Initial Term Loan	LIBOR + 3.000%	671,548	4.645	+	10/04/2023	650,354
CSC Holdings LLC, March 2017 Refinancing Term Loan	LIBOR + 2.250%	1,742,858	3.926	+	7/16/2025	1,749,394
CSC Holdings LLC, October 2018 Incremental Term Loan	LIBOR + 2.250%	376,200	3.926	+	1/16/2026	377,611
Diamond Sports Group LLC, Term Loan	LIBOR + 3.250%	907,725	4.910	+	8/24/2026	908,855
Frontier Communications Corp., Term B-1 Loan	LIBOR + 3.750%	1,529,012	5.395	+	6/16/2024	1,546,634
Go Daddy Operating Co. LLC, Tranche B-2 Term Loan	LIBOR + 1.750%	561,939	3.395	+	2/16/2024	563,650
Hoya Midco LLC., Initial Term Loan (First Lien)	LIBOR + 3.500%	867,936	5.145	+	6/28/2024	865,766
iHeart Communications, Inc., Escrow Bond #		1,605,000	-		5/01/2023	—
iHeart Communications, Inc., Initial Term Loan	LIBOR + 4.000%	272,555	5.781	+	4/30/2026	273,270
iHeart Communications, Inc., Term Loan	LIBOR + 2.750%	1,440,000	4.655	+	5/01/2026	1,443,780
Iridium Satellite LLC, Initial Term Loan	LIBOR + 3.750%	125,000	5.395	+	11/04/2026	126,016
LCPR Loan Financing LLC, Initial Term Loan	LIBOR + 5.000%	205,000	6.676	+	10/16/2026	207,990
Level 3 Financing, Inc., Tranche B 2027 Term Loan	LIBOR + 1.750%	1,936,567	3.395	+	2/28/2027	1,935,115
MCC Iowa LLC, Tranche M Term Loan	LIBOR + 2.000%	777,224	3.561	+	1/16/2025	783,053
Mcgraw-Hill Global Education Holdings LLC, Term B Loan (First Lien)	LIBOR + 4.000%	986,362	5.645	+	5/04/2022	947,016
Mediacom Illinois LLC, Tranche N Term Loan	LIBOR + 1.750%	641,854	3.311	+	2/16/2024	645,866
Meredith Corp., Tranche B-1 Term Loan	LIBOR + 2.750%	520,864	4.395	+	2/01/2025	524,674
Nexstar Broadcasting, Inc., Term B-4 Loan	LIBOR + 2.750%	1,236,900	4.531	+	9/18/2026	1,244,711
Numericable US LLC, USD TLB-11 Term Loan	LIBOR + 2.750%	633,750	4.395	+	8/01/2025	629,460
Numericable US LLC, USD TLB-12 Term Loan	LIBOR + 3.688%	320,758	5.364	+	2/01/2026	320,196
Plantronics, Inc., Initial Term B Loan	LIBOR + 2.500%	385,000	4.145	+	7/02/2025	371,044
Pug LLC, Term Loan (USD)	LIBOR + 3.500%	750,000	5.162	+	1/29/2027	749,531
Radiate Holdco LLC, Closing Date Term Loan	LIBOR + 3.000%	1,156,719	4.645	+	1/31/2024	1,159,674
Red Ventures LLC, Term B-2 Loan (First Lien)	LIBOR + 2.500%	725,118	4.161	+	11/08/2024	727,104
Rodan & Fields LLC, Closing Date Term Loan	LIBOR + 4.000%	635,325	5.676	+	6/16/2025	445,998
SBA Senior Finance II LLC, Initial Term Loan	LIBOR + 1.750%	1,142,142	3.395	+	4/12/2025	1,145,003
Sinclair Television Group, Inc., Tranche B Term Loan	LIBOR + 2.250%	358,294	3.895	+	1/04/2024	359,727
Sprint Communications, Inc., Initial Term Loan	LIBOR + 2.500%	1,035,259	4.145	+	2/02/2024	1,015,201
Sprint Communications, Inc., 2019 Incremental Term Loan	LIBOR + 3.000%	650,584	4.645	+	2/02/2024	643,268
Telenet Financing USD LLC., Term Loan AR Facility	LIBOR + 2.000%	566,791	3.777	+	4/30/2028	566,394
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan	LIBOR + 2.750%	2,264,710	4.395	+	3/16/2024	2,242,777
Virgin Media Bristol LLC, N Facility	LIBOR + 2.500%	690,000	4.176	+	2/01/2028	691,294

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 94.2% (Continued)
COMMUNICATIONS - 17.2% (Continued)
West Corporation, Initial Term B Loan	LIBOR + 4.000%	$441,141	5.645	+	10/10/2024	$376,809
West Corporation, Incremental Term B-1 Loan	LIBOR + 3.500%	246,875	5.145	+	10/10/2024	209,006
Ziggo Financing Partnership, Term Loan I Facility	LIBOR + 2.500%	475,000	4.159	+	4/30/2028	475,565
						31,985,423
CONSUMER, CYCLICAL - 20.5%
84 Lumber Co., Term Loan	LIBOR + 4.250%	415,000	5.912	+	11/08/2026	420,362
Accuride Corp., 2017 Refinancing Term Loan	LIBOR + 5.250%	447,402	7.195	+	11/16/2023	344,500
Affinity Gaming, Initial Term Loan	LIBOR + 3.250%	355,457	4.895	+	6/30/2023	350,569
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	86,330	3.649	+	4/28/2023	86,330
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	484,564	3.676	+	12/14/2023	484,900
American Airlines, Inc., 2018 Replacement Term Loan	LIBOR + 1.750%	422,358	3.411	+	6/28/2025	418,960
American Axle & Manufacturing, Inc., Tranche B Term Loan	LIBOR + 2.250%	505,482	3.911	+	4/06/2024	505,166
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan	LIBOR + 2.000%	1,476,300	3.645	+	1/16/2027	1,480,293
American Greetings Corp., Initial Term Loan	LIBOR + 4.500%	623,655	6.145	+	4/06/2024	600,268
Aramark Intermediate HoldCo Corp., U.S. Term B-2 Loan	LIBOR + 1.750%	195,170	3.395	+	3/28/2024	196,316
Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan	LIBOR + 1.750%	1,357,024	3.395	+	3/12/2025	1,364,827
Aramark Intermediate HoldCo Corp., U.S. Term B-4 Loan	LIBOR + 1.750%	315,000	3.427	+	12/10/2026	315,984
Aristocrat Leisure Ltd., Term B-3 Loan	LIBOR + 1.750%	1,368,045	3.569	+	10/20/2024	1,373,319
Bass Pro Group LLC, Initial Term Loan	LIBOR + 5.000%	926,594	6.645	+	9/24/2024	925,246
Boyd Gaming Corp., Refinancing Term B Loan	LIBOR + 2.250%	535,133	3.811	+	9/16/2023	537,894
Caesars Resort Collection LLC, Term B Loan	LIBOR + 2.750%	1,935,500	4.395	+	12/24/2024	1,937,145
Carlisle FoodService Products, Inc., Initial Term Loan (First Lien)	LIBOR + 3.000%	550,994	4.645	+	3/20/2025	540,663
CDS US Intermediate Holdings, Inc., Term B Loan (First Lien)	LIBOR + 3.750%	617,586	5.695	+	7/08/2022	588,337
CEOC LLC, Term B Loan	LIBOR + 2.000%	1,150,867	3.645	+	10/08/2024	1,153,468
CityCenter Holdings LLC, Term B Loan	LIBOR + 2.250%	1,164,855	3.895	+	4/18/2024	1,168,128
Cooper-Standard Automotive, Inc., Additional Term B-1 Loan	LIBOR + 2.000%	140,000	3.650	+	11/02/2023	134,680
Crown Finance US, Inc., Initial Dollar Tranche Term Loan	LIBOR + 2.250%	678,212	3.895	+	2/28/2025	673,285
DexKo Global, Inc., Replacement U.S. Dollar Term B Loan (First Lien)	LIBOR + 3.500%	510,565	5.145	+	7/24/2024	511,365
Eldorado Resorts, Inc., Term Loan	LIBOR + 2.250%	403,182	3.898	+	4/16/2024	403,434
Everi Payments, Inc., Term B Loan	LIBOR + 2.750%	694,081	4.395	+	5/08/2024	698,419
Formula One Management Ltd., Facility B3 (USD)	LIBOR + 2.500%	815,202	4.145	+	1/31/2024	816,648
Gateway Casinos & Entertainment Ltd., Initial Term Loan	LIBOR + 3.000%	497,425	4.945	+	11/30/2023	499,524
Global Appliance, Inc., Tranche B Term Loan	LIBOR + 4.000%	926,926	5.645	+	9/28/2024	927,505
Golden Nugget, Inc., Initial B Term Loan	LIBOR + 2.750%	1,319,397	4.401	+	10/04/2023	1,324,476
Golden Nugget, Inc., Term Loan	LIBOR + 2.500%	140,000	4.395	+	10/04/2023	140,539
GVC Holdings PLC, Facility B2 (USD)	LIBOR + 2.500%	564,938	4.145	+	3/28/2024	568,909
HD Supply, Inc., Term B-5 Loan	LIBOR + 1.750%	838,876	3.395	+	10/16/2023	844,555
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term loan	LIBOR + 1.750%	1,208,344	3.411	+	6/22/2026	1,215,897
Isagenix International LLC, Senior Lien Term Loan	LIBOR + 5.750%	545,391	7.710	+	6/14/2025	299,965
Kestrel Bidco, Inc., Term Loan	LIBOR + 3.000%	780,000	4.684	+	12/12/2026	786,287
Libbey Glass, Inc., Initial Loan	LIBOR + 3.000%	550,408	4.699	+	4/08/2021	419,882
Michaels Stores, Inc., 2018 New Replacement Term B Loan	LIBOR + 2.500%	885,515	4.153	+	1/30/2023	857,400
Navistar, Inc., Tranche B Term Loan	LIBOR + 3.500%	923,550	5.170	+	11/06/2024	927,475
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan	LIBOR + 6.000%	993,879	7.734	+	10/24/2023	846,452
Panther BF Aggregator 2 LP, Initial Dollar Term Loan (First Lien)	LIBOR + 3.500%	1,042,388	5.160	+	4/30/2026	1,050,466
PCI Gaming Authority, Term B Facility Loan	LIBOR + 2.500%	566,484	4.145	+	5/28/2026	570,557
PetSmart, Inc., Amended Loan	LIBOR + 4.000%	568,092	5.670	+	3/12/2022	567,598
Playa Resorts Holding BV, Initial Term Loan	LIBOR + 2.750%	833,323	4.395	+	4/28/2024	826,902
Scientific Games International, Inc., Initial Term B-5 Loan	LIBOR + 2.750%	1,078,149	4.395	+	8/14/2024	1,076,801
Serta Simmons Bedding LLC, Initial Term Loan (First Lien)	LIBOR + 3.500%	296,820	5.167	+	11/08/2023	195,530
Siteone Landscape Supply LLC, Tranche E Term Loan	LIBOR + 2.750%	687,278	4.395	+	10/28/2024	692,003
Stars Group Holdings BV, USD Term Loan	LIBOR + 3.500%	513,427	5.445	+	7/10/2025	517,149
Station Casinos LLC, Term B Facility Loan	LIBOR + 2.500%	862,135	4.145	+	6/08/2023	864,506
Station Casinos LLC, 7-Year Term Loan B	LIBOR + 2.500%	450,000	3.890	+	2/08/2027	449,437
Tenneco, Inc., Tranche B Term Loan	LIBOR + 3.000%	787,050	4.645	+	9/30/2025	773,178
TI Group Automotive Systems LLC, Initial US Term Loan	LIBOR + 2.500%	356,576	4.145	+	6/30/2022	358,248
TKC Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	700,027	5.395	+	1/31/2023	643,003
UFC Holdings LLC, Term Loan (First Lien)	LIBOR + 3.250%	1,272,555	4.895	+	4/28/2026	1,278,020
Univar USA, Inc., Term B-3 Loan	LIBOR + 2.250%	631,575	3.895	+	6/30/2024	634,339
						38,187,109

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 94.2% (Continued)
CONSUMER, NON-CYCLICAL - 20.2%
21st Century Oncology, Inc., Tranche B Term Loan	LIBOR + 6.125%	$143,680	7.881	+	1/16/2023	$143,380
Accelerated Health Systems LLC, Initial Term Loan	LIBOR + 3.500%	460,350	5.184	+	11/01/2025	462,364
Advanz Pharma Corp., Initial Dollar Term Loan	LIBOR + 5.500%	88,725	7.447	+	9/06/2024	84,196
Agiliti Health, Inc., Initial Term Loan	LIBOR + 3.000%	431,738	4.781	+	1/04/2026	432,266
AHP Health Partners, Inc., Term Loan	LIBOR + 4.500%	576,225	6.145	+	6/30/2025	581,555
Albertson’s LLC, 2019-1 Term B-7 Loan	LIBOR + 2.750%	431,762	4.395	+	11/16/2025	432,733
Albertson’s LLC, 2019 Term B-8 Loan	LIBOR + 2.750%	382,867	4.395	+	8/16/2026	383,728
AlixPartners LLP, 2017 Refinancing Term Loan	LIBOR + 2.500%	938,013	4.145	+	4/04/2024	939,626
Amneal Pharmaceuticals LLC, Initial Term Loan	LIBOR + 3.500%	600,709	5.145	+	5/04/2025	552,154
Avantor, Inc., Initial B-3 Dollar Term Loan	LIBOR + 2.250%	230,580	3.895	+	11/20/2024	232,358
Bausch Health Companies, Inc., Initial Term Loan	LIBOR + 3.000%	1,066,182	4.670	+	6/02/2025	1,071,849
Bausch Health Companies, Inc., First Incremental Term Loan	LIBOR + 2.750%	182,750	4.420	+	11/28/2025	183,613
Change Healthcare Holdings, Inc., Closing Date Term Loan	LIBOR + 2.500%	1,117,732	4.145	+	2/29/2024	1,120,174
CHG Healthcare Services, Inc., New Term Loan (2017) (First Lien)	LIBOR + 3.000%	361,959	4.645	+	6/08/2023	363,859
CHG PPC Parent LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	581,150	4.395	+	4/01/2025	585,023
Chobani LLC, New Term Loan (First Lien)	LIBOR + 3.500%	1,036,450	5.145	+	10/10/2023	1,037,559
CPI Acquisition, Inc., Term Loan (First Lien)	LIBOR + 4.500%	1,013,336	6.378	+	8/16/2022	781,282
CPI Holdco LLC, Closing Date Term Loan (First Lien)	LIBOR + 4.250%	190,000	6.195	+	11/04/2026	191,306
Diamond BV, Initial USD Term Loan	LIBOR + 3.000%	966,180	4.777	+	9/06/2024	942,025
Dole Food Company, Inc., Tranche B Term Loan	LIBOR + 2.750%	898,407	4.404	+	4/04/2024	898,748
Endo Luxembourg Finance Company I SARL, Initial Term Loan	LIBOR + 4.250%	400,000	6.044	+	4/28/2024	386,928
Envision Healthcare Corp., Initial Term Loan	LIBOR + 3.750%	1,335,013	5.395	+	10/10/2025	1,129,020
Explorer Holdings, Inc., Initial Term Loan	LIBOR + 3.750%	582,405	5.622	+	5/02/2023	588,957
Explorer Holdings, Inc., Term Loan	LIBOR + 4.500%	455,000	6.162	+	11/20/2026	460,642
Froneri International PLC, Term Loan (USD)	LIBOR + 2.250%	345,000	3.895	+	1/29/2027	346,294
Garda World Security Corp., Initial Term Loan	LIBOR + 4.750%	515,299	6.664	+	10/30/2026	519,890
Gentiva Health Services, Inc., Term B Loan (First Lien)	LIBOR + 3.250%	293,514	4.895	+	7/02/2025	294,981
Greatbatch Ltd., New Term B Loan (2019)	LIBOR + 2.500%	546,865	4.192	+	10/28/2022	552,744
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien)	LIBOR + 3.500%	249,900	5.445	+	6/28/2024	249,744
Heartland Dental LLC, Initial Term Loan	LIBOR + 3.750%	601,865	5.395	+	4/30/2025	601,112
Herbalife Nutrition Ltd., Term Loan B	LIBOR + 2.750%	241,938	4.395	+	8/18/2025	243,971
H-Food Holdings LLC, Initial Term Loan	LIBOR + 3.688%	672,356	5.333	+	5/24/2025	666,473
Hostess Brands LLC, 2019 Refinancing Term B Loan (First Lien)	LIBOR + 2.250%	913,811	3.990	+	8/04/2025	916,238
Jaguar Holding Company I LLC, 2018 Term Loan	LIBOR + 2.500%	1,146,313	4.145	+	8/18/2022	1,147,586
JBS USA Lux S.A., New Term Loan	LIBOR + 2.000%	770,324	3.645	+	4/30/2026	775,443
Kronos Acquisition Intermediate, Inc., Initial Loan	LIBOR + 4.000%	1,186,837	5.645	+	5/16/2023	1,175,710
Milk Specialties Company, New Term Loan	LIBOR + 4.000%	526,373	5.645	+	8/16/2023	510,582
NAB Holdings LLC, 2018 Refinancing Term Loan	LIBOR + 3.000%	959,914	4.945	+	6/30/2024	962,314
National Mentor Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	200,963	5.645	+	3/08/2026	202,183
National Mentor Holdings, Inc., Initial Term C Loan (First Lien)	LIBOR + 4.000%	7,895	5.645	+	3/08/2026	7,943
NVA Holdings, Inc., Term B-3 Loan (First Lien)	LIBOR + 2.750%	766,399	6.500	+	2/02/2025	766,479
NVA Holdings, Inc., Incremental Term B-4 Loan	LIBOR + 3.500%	19,900	7.250	+	2/02/2025	19,937
One Call Corp., Extended Term Loan (First Lien)	LIBOR + 5.250%	254,067	7.160	+	11/28/2022	244,984
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan	LIBOR + 3.250%	982,514	5.012	+	6/30/2025	973,917
Parexel International Corp., Initial Term Loan	LIBOR + 2.750%	865,405	4.395	+	9/28/2024	854,453
Parfums Holding Co., Inc., Initial Term Loan (First Lien)	LIBOR + 4.250%	637,041	6.159	+	6/30/2024	635,716
PetVet Care Centers LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	893,824	4.395	+	2/14/2025	885,815
Phoenix Guarantor, Inc., Initial Term Loan (First Lien)	LIBOR + 4.500%	134,325	6.199	+	3/04/2026	134,862
Refinitiv US Holdings, Inc., Initial Dollar Term Loan	LIBOR + 3.250%	930,600	4.895	+	9/30/2025	940,488
Regionalcare Hospital Partners Holdings, Inc., Term B Loan (First Lien)	LIBOR + 3.750%	706,246	5.549	+	11/16/2025	710,780
Revlon Consumer Products Corp., Initial Term B Loan	LIBOR + 3.500%	646,712	5.409	+	9/08/2023	510,366
Sage Borrowco LLC, Term B Loan (First Lien)	LIBOR + 4.750%	283,575	6.395	+	6/20/2026	284,993
Select Medical Corp., Tranche B Term Loan	LIBOR + 2.500%	632,966	4.435	+	3/06/2025	637,185
Shearer’s Foods LLC, Refinancing Term Loan (First Lien)	LIBOR + 4.250%	693,108	5.895	+	4/01/2022	694,148
Sigma Holdco BV, Facility B2	LIBOR + 3.000%	850,135	4.909	+	7/02/2025	848,715
Sotera Health Holdings LLC, Initial Term Loan (First Lien)	LIBOR + 4.500%	955,000	6.162	+	11/22/2026	959,780
St. George’s University Scholastic Services LLC, Term Loan	LIBOR + 3.500%	845,861	5.145	+	7/16/2025	855,381
Surgery Center Holdings, Inc., Initial Term Loan	LIBOR + 3.250%	957,788	4.895	+	9/02/2024	956,590
Trans Union LLC, 2019 Replacement Term B-5 Loan	LIBOR + 1.750%	1,236,835	3.395	+	11/16/2026	1,242,469
Viant Medical Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	452,813	5.695	+	7/02/2025	445,907
WEX, Inc., Term B-3 Loan	LIBOR + 2.250%	874,948	3.895	+	5/16/2026	879,296
						37,640,814

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 94.2% (Continued)
ENERGY - 3.1%
Buckeye Partners LP, Initial Term Loan	LIBOR + 2.750%	$265,000	4.531	+	10/31/2026	$267,706
California Resources Corp., Initial Loan	LIBOR + 4.750%	405,000	6.400	+	1/01/2023	369,690
CITGO Holding, Inc., Term Loan	LIBOR + 7.000%	144,638	8.645	+	7/31/2023	147,937
CITGO Petroleum Corp., 2019 Incremental Term B Loan	LIBOR + 5.000%	871,721	6.945	+	3/28/2024	874,445
Fieldwood Energy LLC, Closing Date Loan (First Lien)	LIBOR + 5.250%	605,554	7.027	+	4/12/2022	520,928
Gavilan Resources LLC, Initial Term Loan (Second Lien)	LIBOR + 6.000%	490,000	7.645	+	2/29/2024	204,063
McDermott International, Inc., Term Facility	LIBOR + 10.000%	573,269	11.900	+	10/20/2021	623,430
McDermott International, Inc., Term Loan	LIBOR + 5.000%	1,095,488	6.945	+	5/08/2025	686,049
Medallion Midland Acquisition LLC, Initial Term Loan	LIBOR + 3.250%	657,248	4.895	+	10/30/2024	650,265
MRC Global Inc., 2018 Refinancing Term Loan	LIBOR + 3.000%	748,364	4.645	+	9/20/2024	752,577
Paragon Offshore Finance Co., Term Loan	LIBOR + 2.750%	1,153	4.586	+	7/18/2021	—
Traverse Midstream Partners LLC, Advance	LIBOR + 4.000%	373,885	5.645	+	9/28/2024	333,149
Ultra Resources, Inc., Loan	LIBOR + 4.000%	660,013	5.645	+	4/12/2024	393,615
						5,823,854
FINANCIAL - 5.1%
Asurion LLC, Amendment No. 14 Replacement B-4 Term Loan	LIBOR + 3.000%	512,719	4.645	+	8/04/2022	514,322
Asurion LLC, Replacement B-6 Term Loan	LIBOR + 3.000%	321,389	4.645	+	11/04/2023	322,152
Asurion LLC, New B-7 Term Loan	LIBOR + 3.000%	384,150	4.645	+	11/04/2024	384,951
Asurion LLC, Second Lien Replacement B-2 Term Loan	LIBOR + 6.500%	607,456	8.145	+	8/04/2025	617,895
Blackhawk Network Holdings, Inc., Term Loan (First Lien)	LIBOR + 3.000%	864,108	4.645	+	6/16/2025	866,653
Ellie Mae, Inc., Term Loan (First Lien)	LIBOR + 4.000%	1,042,388	5.946	+	4/16/2026	1,049,226
FinCo I LLC, 2018 Replacement Loan	LIBOR + 2.000%	282,020	3.645	+	12/28/2022	283,481
iStar, Inc., Loan	LIBOR + 2.750%	648,813	4.457	+	6/28/2023	651,246
Lightstone Holdco LLC, Refinancing Term B Loan	LIBOR + 3.750%	470,678	5.395	+	1/30/2024	443,762
Lightstone Holdco LLC, Refinancing Term C Loan	LIBOR + 3.750%	26,547	5.395	+	1/30/2024	25,029
MGM Growth Properties Operating Partnership LP, Term B Loan	LIBOR + 2.000%	663,668	3.566	+	3/20/2025	666,097
Pl UK Holdco II Ltd., Facility B1	LIBOR + 3.250%	1,842,188	4.895	+	1/04/2025	1,851,693
Sedgwick Claims Management Services, Inc., Initial Term Loan	LIBOR + 3.250%	1,356,300	4.895	+	1/01/2026	1,359,080
Sedgwick Claims Management Services, Inc., 2019 Term Loan	LIBOR + 4.000%	194,025	5.645	+	9/04/2026	195,633
Uniti Group, Inc., Shortfall Term Loan	LIBOR + 5.000%	291,377	6.645	+	10/24/2022	290,468
						9,521,688
INDUSTRIALS - 15.9%
Anchor Glass Container Corp., July 2017 Additional Term Loan (First Lien)	LIBOR + 2.750%	424,807	4.475	+	12/08/2023	314,536
Anchor Glass Container Corp., Term Loan (Second Lien)	LIBOR + 7.750%	244,000	9.464	+	12/08/2024	128,253
Atlantic Aviation FBO, Inc., Term Loan	LIBOR + 3.750%	128,700	5.395	+	12/06/2025	130,148
Berlin Packaging LLC, Initial Term Loan (First Lien)	LIBOR + 3.000%	586,075	5.721	+	11/08/2025	585,465
Berry Global, Inc., Term W Loan	LIBOR + 2.000%	308,192	3.677	+	9/30/2022	309,939
Berry Global, Inc., Term X Loan	LIBOR + 2.000%	517,173	3.677	+	1/20/2024	520,664
Berry Global, Inc., Term Y Loan	LIBOR + 2.000%	1,182,038	3.781	+	6/30/2026	1,188,686
Brookfield WEC Holdings, Inc., Initial Term Loan (2020)	LIBOR + 3.000%	837,271	4.645	+	7/31/2025	840,411
BWay Holding Co., Initial Term Loan	LIBOR + 3.250%	1,015,504	5.084	+	4/04/2024	1,010,218
Circor International, Inc., Initial Term Loan	LIBOR + 3.500%	578,886	5.184	+	12/12/2024	581,509
Cobham PLC, USD Term Loan B	LIBOR + 3.500%	25,000	5.162	+	2/03/2027	24,875
CPG International LLC, New Term Loan	LIBOR + 3.750%	1,932,678	5.695	+	5/04/2024	1,939,316
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan	LIBOR + 4.000%	398,965	5.945	+	4/06/2026	401,584
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan	LIBOR + 4.000%	214,497	5.945	+	4/06/2026	215,906
Filtration Group Corp., Initial Dollar Term Loan	LIBOR + 3.000%	817,682	4.645	+	3/28/2025	822,793
Fluidra SA, Tranche B-1 USD Term Loan	LIBOR + 2.000%	718,278	3.659	+	7/02/2025	721,122
Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	389,590	5.905	+	10/20/2023	383,505
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan	LIBOR + 2.750%	999,411	4.395	+	7/30/2024	1,003,538
Gates Global LLC, Initial B-2 Dollar Term Loan	LIBOR + 2.750%	914,747	4.395	+	3/31/2024	914,697
Genesee & Wyoming, Inc., Initial Term Loan	LIBOR + 2.000%	310,000	3.961	+	12/30/2026	312,195
GFL Environmental, Inc., Effective Date Incremental Term Loan	LIBOR + 3.000%	607,293	4.645	+	5/30/2025	606,762
Hillman Group, Inc., Initial Term Loan	LIBOR + 4.000%	699,350	5.645	+	5/30/2025	688,545
Klockner Pentaplast Of America, Inc., Dollar Term Loan	LIBOR + 4.250%	1,054,804	5.961	+	6/30/2022	953,015
KSBR Holding Corp., Initial Term Loan	LIBOR + 4.250%	562,175	5.910	+	4/16/2026	565,691
NN, Inc., Extended 2017 Incremental Term Loan	LIBOR + 5.250%	169,100	6.895	+	10/20/2022	167,145
NN, Inc., Tranche B Term Loan	LIBOR + 5.250%	211,389	6.895	+	10/20/2022	208,945
Patriot Container Corp., Closing Date Term Loan (First Lien)	LIBOR + 3.500%	628,800	5.145	+	3/20/2025	631,551
Quikrete Holdings, Inc., Initial Loan (First Lien)	LIBOR + 2.500%	786,538	4.549	+	11/16/2023	788,013

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 94.2% (Continued)
INDUSTRIALS - 15.9% (Continued)
RBS Global, Inc., Term B Loan (2019)	LIBOR + 1.750%	$690,492	3.409	+	8/20/2024	$694,680
Reynolds Consumer Products, Inc., Term Loan	LIBOR + 1.750%	480,000	3.501	+	1/29/2027	482,652
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan	LIBOR + 2.750%	1,172,541	4.395	+	2/04/2023	1,176,006
Spectrum Holdings III Corp., Closing Date Term Loan (First Lien)	LIBOR + 3.250%	433,626	4.895	+	2/01/2025	403,968
Summit Materials LLC, New Term Loan	LIBOR + 2.000%	1,322,024	3.645	+	11/20/2024	1,329,791
Terrapure Environmental Ltd., Term Loan	LIBOR + 5.000%	655,000	6.662	+	11/24/2026	661,550
Titan Acquisition Ltd., Initial Term Loan	LIBOR + 3.000%	1,002,150	4.645	+	3/28/2025	983,360
Transdigm, Inc., New Tranche F Term Loan (2018)	LIBOR + 2.500%	1,282,819	4.145	+	6/08/2023	1,283,620
Transdigm, Inc., New Tranche G Term Loan	LIBOR + 2.500%	732,303	4.145	+	8/22/2024	733,218
Transdigm, Inc., New Tranche E Term Loan (2018)	LIBOR + 2.500%	788,139	4.145	+	5/30/2025	788,879
TRC Companies, Inc., 2019 Incremental Term Loan	LIBOR + 5.000%	500,000	6.654	+	6/20/2024	501,355
Tricorbraun Holdings, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.750%	912,223	5.693	+	11/30/2023	910,854
Trident TPI Holdings, Inc., Tranche B-1 Term Loan	LIBOR + 3.000%	720,877	4.645	+	10/16/2024	710,605
Tunnel Hill Partners LP, Initial Term Loan	LIBOR + 3.500%	650,088	5.145	+	2/06/2026	648,872
US Farathane LLC, Term B-4 Loan	LIBOR + 3.500%	781,442	5.145	+	12/24/2021	750,184
Vertiv Group Corp., Term B Loan	LIBOR + 4.000%	565,000	5.645	+	11/30/2023	565,353
						29,583,974
TECHNOLOGY - 7.4%
Applied Systems, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.250%	690,084	5.195	+	9/20/2024	693,224
Applied Systems, Inc., Initial Term Loan (Second Lien)	LIBOR + 7.000%	105,000	8.945	+	9/20/2025	107,925
Astin Finco SARL, Dollar Term Loan (First Lien)	LIBOR + 4.250%	240,000	6.128	+	10/08/2026	239,250
Azalea TopCo, Inc., Initial Term Loan (First Lien)	LIBOR + 3.500%	299,250	5.145	+	7/24/2026	300,933
Boxer Parent Company, Inc., Initial Dollar Term Loan	LIBOR + 4.250%	1,310,890	5.895	+	10/02/2025	1,293,697
Dell International LLC, Refinancing Term B-1 Loan	LIBOR + 2.000%	1,401,612	3.645	+	9/20/2025	1,409,307
Dun & Bradstreet Corp., Initial Term Borrowing	LIBOR + 5.000%	565,000	6.661	+	2/06/2026	569,026
DynCorp International, Inc., Term Loan	LIBOR + 6.000%	306,125	7.670	+	8/18/2025	306,890
Iqvia, Inc., Term B-1 Dollar Loan	LIBOR + 1.750%	144,019	3.695	+	3/08/2024	144,889
Iqvia, Inc., Incremental Term B-2 Dollar Loan	LIBOR + 1.750%	73,313	3.695	+	1/16/2025	73,734
Iqvia, Inc., Term B-3 Dollar Loan	LIBOR + 1.750%	1,135,727	3.695	+	6/12/2025	1,143,093
Kronos, Inc., Incremental Term Loan (First Lien)	LIBOR + 3.000%	2,249,914	4.909	+	10/31/2023	2,260,309
Kronos, Inc., Initial Term Loan (Second Lien)	LIBOR + 8.250%	120,000	10.159	+	10/31/2024	123,050
Navircure, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	340,000	5.645	+	10/22/2026	342,975
NCR Corp., Initial Term Loan (2019)	LIBOR + 2.500%	292,437	4.145	+	8/28/2026	293,901
Neustar, Inc., TLB4 (First Lien)	LIBOR + 3.500%	229,713	5.145	+	8/08/2024	215,714
Presidio LLC, Term Loan B	LIBOR + 3.500%	95,000	5.280	+	1/22/2027	95,475
Rackspace Hosting, Inc., Term B Loan (First Lien)	LIBOR + 3.000%	560,041	4.902	+	11/04/2023	540,426
SS&C Technologies Holdings, Inc., Term B-3 Loan	LIBOR + 1.750%	525,788	4.049	+	4/16/2025	526,884
SS&C Technologies Holdings, Inc., Term B-4 Loan	LIBOR + 1.750%	364,555	4.049	+	4/16/2025	365,315
SS&C Technologies Holdings, Inc., Term B-5 Loan	LIBOR + 1.750%	271,525	4.049	+	4/16/2025	271,927
Tempo Acquisition LLC, Initial Term Loan	LIBOR + 2.750%	583,404	4.395	+	4/30/2024	585,776
Vertafore, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	1,537,755	4.895	+	7/02/2025	1,524,300
Zelis Cost Management Buyer, Inc., Initial Term Loan	LIBOR + 4.750%	310,000	6.395	+	9/30/2026	312,875
						13,740,895
UTILITIES - 1.5%
APLP Holdings LP, Term Loan	LIBOR + 2.750%	241,571	4.395	+	4/12/2023	242,578
Calpine Construction Finance Co. LP, Term B Loan	LIBOR + 2.000%	709,678	3.645	+	1/16/2025	712,119
Calpine Corp., Term Loan B10	LIBOR + 2.500%	373,101	4.145	+	8/12/2026	374,500
Pacific Gas and Electric Company, Initial Term Loan (DIP)	LIBOR + 2.250%	154,713	3.949	+	1/01/2021	155,486
Pacific Gas and Electric Company, Delayed Draw Term Loan (DIP)	LIBOR + 2.250%	50,000	4.159	+	1/01/2021	50,250
Talen Energy Supply LLC, Initial Term Loan	LIBOR + 3.750%	513,713	5.395	+	7/08/2026	515,210
Texas Competitive Electric Holdings Co. LLC Escrow Bonds #		635,000	-		10/01/2049	445
Vistra Operations Co. LLC, 2018 Incremental Term Loan	LIBOR + 1.750%	811,563	3.400	+	1/01/2026	815,576
						2,866,164
TOTAL BANK LOANS (Cost - $177,976,867)						175,497,376

BONDS & NOTES - 4.1%
COMMERCIAL SERVICES - 0.1%
Garda World Security Corp. - 144A		225,000	4.625		2/15/2027	223,279

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Springleaf Finance Corp.		250,000	6.125		5/15/2022	266,875

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 4.1% (Continued)
ELECTRIC - 0.6%
Vistra Operations Co. LLC -144A	$460,000	3.550	7/15/2024	$473,651
Vistra Operations Co. LLC -144A	590,000	3.700	1/30/2027	593,254
				1,066,905
FOOD - 0.1%
Dole Food Co., Inc. - 144A	175,000	7.250	6/15/2025	171,135

HEALTHCARE-SERVICES - 0.9%
Community Health Systems - 144A	215,000	6.625	2/15/2025	217,726
Eagle Holding Co. II LLC - 144A	175,000	7.625	5/15/2022	177,186
Eagle Holding Co. II LLC - 144A	280,000	7.750	5/15/2022	283,298
One Call Corp. - 144A	673,363	7.500	7/01/2024	524,382
Tenet Healthcare Corp.	405,000	4.625	7/15/2024	415,969
				1,618,561
HOME BUILDERS - 0.2%
Lennar Corp.	420,000	2.950	11/29/2020	422,268

INSURANCE - 0.1%
Acrisure LLC - 144A	90,000	8.125	2/15/2024	96,356

MEDIA - 0.5%
CCO Holdings LLC - 144A	180,000	4.000	3/01/2023	183,148
Clear Channel Worldwide Holdings, Inc. - 144A	65,000	5.125	8/15/2027	67,070
Diamond Sports Group LLC - 144A	210,000	5.375	8/15/2026	209,575
iHeartCommunications, Inc.	96,514	6.375	5/01/2026	104,416
iHeartCommunications, Inc.	174,933	8.375	5/01/2027	190,562
Sirius XM Radio, Inc. - 144A	85,000	4.625	7/15/2024	88,312
				843,083
PACKAGING & CONTAINERS - 0.1%
Ardagh Packaging Finance PLC - 144A	235,000	6.000	2/15/2025	246,163

PHARMACEUTICALS - 0.3%
Bausch Health Companies, Inc. - 144A	445,000	5.500	11/01/2025	461,872

PRIVATE EQUITY - 0.2%
Icahn Enterprises LP - 144A	360,000	4.750	9/15/2024	368,158

REAL ESTATE INVESTMENT TRUSTS - 0.3%
iStar, Inc.	460,000	4.250	8/15/2025	463,450
Ladder Capital Finance Holdings LLLP - 144A	140,000	4.250	2/01/2027	139,896
				603,346
SEMICONDUCTORS - 0.6%
Broadcom, Inc. - 144A	1,000,000	3.125	10/15/2022	1,025,840

SOFTWARE - 0.0%
PTC, Inc. - 144A	65,000	3.625	2/15/2025	65,731

TELECOMMUNICATIONS - 0.0%
Frontier Communications Corp.	90,000	8.500	4/15/2020	43,425

TOTAL BONDS & NOTES (Cost - $7,595,702)				7,522,997

	Shares
COMMON STOCK - 0.1%
ADVERTISING - 0.1%
Clear Channel Outdoor Holdings, Inc. *	40,131			109,558

MEDIA - 0.0%
iHeartMedia, Inc. - Class A *	2,133			37,711
iHeartMedia, Inc. - Class B *	29			450
				38,161
TOTAL COMMON STOCK (Cost - $271,898)				147,719

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2020

Security	Shares				Value
EXCHANGE TRADED FUNDS - 0.5%
iShares iBoxx High Yield Corporate Bond ETF ^	1,751				$153,265
SPDR Bloomberg Barclays High Yield Bond ETF ^	2,408				262,568
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	20,000				537,200
TOTAL EXCHANGE TRADED FUNDS - (Cost - $956,870)					953,033

				Expiration
				Date
RIGHTS - 0.0%
TRA Rights	10,588			11/22/2049	10,943
TOTAL RIGHTS (Cost - $17,470)

WARRANTS - 0.1%
iHeartMedia, Inc.	14,905			5/01/2039	251,175
TOTAL WARRANTS (Cost - $287,609)
		Interest
		Rate %
SHORT-TERM INVESTMENT - 3.4%
MONEY MARKET FUND - 3.4%
Fidelity Investments Money Market Fund - Class I	6,366,264	1.460	+		6,366,264
TOTAL SHORT-TERM INVESTMENT - (Cost - $6,366,264)

COLLATERAL FOR SECURITIES LOANED - 0.2%
Mount Vernon Prime Portfolio !	390,737	1.770	+		390,737
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $390,737)

TOTAL INVESTMENTS - 103.2% (Cost - $194,988,890)					$192,278,597
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%					(5,935,422)
NET ASSETS - 100.0%					$186,343,175

ETF - Exchange Traded Fund

LIBOR - London Inter-bank Offered Rate

LP - Limited Partnership

LLC - Limited Liability Company

LLLP - Limited Liability Limited Partnership

LLP - Limited Liability Partnership

PLC - Public Limited Company

SARL - Société à Responsabilité Limitée

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020 the total market value of 144A securities is $6,275,636 or 3.37% of net assets.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2020.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total Value of such securities is $445 or 0.0% of net assets as of January 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $380,673 at January 31, 2020.

!	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 96.1%
ADVERTISING - 0.5%
National CineMedia LLC - 144A	$515,000	5.875	4/15/2028	$539,284

AEROSPACE/DEFENSE - 0.6%
Moog, Inc. - 144A	472,000	4.250	12/15/2027	485,051
UAL 2007-1 Pass Through Trust	202,259	6.636	7/2/2022	216,140
				701,191
AUTO MANUFACTURERS - 1.0%
Allison Transmission, Inc. - 144A	551,000	5.000	10/1/2024	562,714
Tesla, Inc. - 144A ^	550,000	5.300	8/15/2025	556,880
				1,119,594
AUTO PARTS & EQUIPMENT - 0.6%
Dana, Inc.	367,000	5.375	11/15/2027	379,386
Delphi Technologies PLC - 144A	232,000	5.000	10/1/2025	257,520
				636,906
BUILDING MATERIALS - 0.7%
Standard Industries, Inc. - 144A	750,000	6.000	10/15/2025	784,680

CHEMICALS - 0.8%
Consolidated Energy Finance SA - 144A	385,000	6.875	6/15/2025	382,590
OCI NV -144A	517,000	5.250	11/1/2024	535,095
				917,685
COAL - 0.5%
SunCoke Energy Partners LP - 144A	627,000	7.500	6/15/2025	603,481

COMMERCIAL SERVICES - 4.5%
Ahern Rentals, Inc. - 144A	596,000	7.375	5/15/2023	474,067
Ashtead Capital, Inc. - 144A	328,000	4.250	11/1/2029	341,940
BidFair MergeRight, Inc. - 144A	550,000	7.375	10/15/2027	561,275
GW B-CR Security Corp. - 144A	610,000	9.500	11/1/2027	652,303
Harsco Corp. - 144A	493,000	5.750	7/31/2027	505,337
Korn Ferry - 144A	89,000	4.625	12/15/2027	89,565
MPH Acquisition Holdings LLC - 144A	500,000	7.125	6/1/2024	485,555
Nielsen Finance LLC - 144A	645,000	5.000	4/15/2022	646,954
Prime Security Services Borrower LLC - 144A	631,000	5.250	4/15/2024	659,133
Prime Security Services Borrower LLC - 144A	540,000	5.750	4/15/2026	570,712
				4,986,841
COMPUTERS - 3.2%
Dell International LLC - 144A	1,325,000	6.020	6/15/2026	1,548,332
Diebold Nixdorf, Inc.	693,000	8.500	4/15/2024	667,300
NCR Corp. - 144A	251,000	5.750	9/1/2027	267,949
NCR Corp. - 144A	392,000	6.125	9/1/2029	428,456
Seagate HDD Cayman	525,000	4.875	3/1/2024	562,424
				3,474,461
COSMETICS/PERSONAL CARE - 1.1%
Coty, Inc. - 144A	575,000	6.500	4/15/2026	600,889
First Quality Finance Co., Inc. - 144A	600,000	5.000	7/1/2025	628,749
				1,229,638
DISTRIBUTION/WHOLESALE - 1.3%
American Builders & Contractors Supply Co., Inc. - 144A	525,000	4.000	1/15/2028	530,297
Anixter, Inc.	319,000	6.000	12/1/2025	339,070
H&E Equipment Services, Inc.	514,000	5.625	9/1/2025	537,343
				1,406,710
DIVERSIFIED FINANCIAL SERVICES - 7.0%
AG Issuer LLC - 144A	62,000	6.250	3/1/2028	—
Alliance Data Systems Corp. - 144A	550,000	4.750	12/15/2024	549,753
Avolon Holdings Funding Ltd. - 144A	725,000	5.125	10/1/2023	790,964
Credit Acceptance Corp. - 144A	97,000	5.125	12/31/2024	101,608
Credit Acceptance Corp. - 144A	542,000	6.625	3/15/2026	585,291
Enova International, Inc. - 144A	765,000	8.500	9/1/2024	753,842

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 96.1% (Continued)
DIVERSIFIED FINANCIAL SERVICES - 7.0% (Continued)
Fairstone Financial, Inc. - 144A	$529,000	7.875	7/15/2024	$573,523
goeasy Ltd. - 144A	554,000	5.375	12/1/2024	568,313
LPL Holdings, Inc. - 144A	775,000	5.750	9/15/2025	809,867
Navient Corp.	325,000	5.000	3/15/2027	325,000
Navient Corp.	623,000	5.625	8/1/2033	566,819
Quicken Loans, Inc. - 144A	875,000	5.750	5/1/2025	907,449
Springleaf Finance Corp.	800,000	6.875	3/15/2025	903,992
Springleaf Finance Corp.	250,000	5.375	11/15/2029	260,438
				7,696,859
ELECTRIC - 2.9%
Calpine Corp. - 144A	310,000	4.500	2/15/2028	308,837
Clearway Energy Operating LLC	551,000	5.750	10/15/2025	580,250
Clearway Energy Operating LLC	539,000	5.000	9/15/2026	556,705
NextEra Energy Operating Partners LP - 144A	550,000	4.250	7/15/2024	574,643
Talen Energy Supply LLC - 144A	229,000	7.250	5/15/2027	235,149
Talen Energy Supply LLC - 144A	317,000	6.625	1/15/2028	317,903
Vistra Operations Co. LLC - 144A	535,000	5.000	7/31/2027	552,040
				3,125,527
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Energizer Holdings, Inc. - 144A	640,000	6.375	7/15/2026	682,816
EnerSys - 144A	794,000	5.000	4/30/2023	838,000
				1,520,816
ELECTRONICS - 1.0%
Ingram Micro, Inc.	1,040,000	5.450	12/15/2024	1,111,352

ENERGY - 0.8%
Pattern Energy Group, Inc. - 144A	839,000	5.875	2/1/2024	864,518

ENGINEERING & CONSTRUCTION - 0.9%
Frontdoor, Inc. - 144A	560,000	6.750	8/15/2026	613,761
Tutor Perini Corp. - 144A ^	396,000	6.875	5/1/2025	373,230
				986,991
ENTERTAINMENT - 0.7%
Eldorado Resorts, Inc.	660,000	6.000	9/15/2026	724,762

ENVIRONMENTAL CONTROLS - 0.3%
Clean Harbors, Inc. - 144A	343,000	4.875	7/15/2027	361,608

FOOD - 4.0%
Albertsons Companies LLC	562,000	5.750	3/15/2025	583,319
Albertsons Companies LLC - 144A	330,000	5.875	2/15/2028	352,886
Dole Food Co., Inc. - 144A	550,000	7.250	6/15/2025	537,853
JBS USA LLC - 144A	508,000	5.875	7/15/2024	521,335
JBS USA LLC - 144A	272,000	5.750	6/15/2025	282,449
Lamb Weston Holdings, Inc. - 144A	370,000	4.625	11/1/2024	389,271
Land O’Lakes Capital Trust I - 144A	484,000	7.450	3/15/2028	544,500
Land O’Lakes, Inc. - 144A	210,000	7.000	12/29/2049	193,594
Pilgrim’s Pride Corp. - 144A	520,000	5.875	9/30/2027	552,526
Post Holdings, Inc. - 144A	430,000	5.500	3/1/2025	446,303
				4,404,036
FOREST PRODUCTS & PAPER - 0.9%
Cascades, Inc. - 144A	527,000	5.750	7/15/2023	541,553
Cascades, Inc. - 144A	79,000	5.125	1/15/2026	81,765
Cascades, Inc. - 144A	385,000	5.375	1/15/2028	399,322
				1,022,640
HEALTHCARE-PRODUCTS - 0.5%
Hologic, Inc. - 144A	525,000	4.375	10/15/2025	535,718

HEALTHCARE-SERVICES - 3.8%
Catalent Pharma Solutions, Inc. - 144A	280,000	5.000	7/15/2027	295,260
Centene Corp.	174,000	4.750	1/15/2025	179,945
Centene Corp. - 144A	547,000	5.375	6/1/2026	582,883

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BONDS & NOTES - 96.1% (Continued)
HEALTHCARE-SERVICES - 3.8% (Continued)
Centene Corp. - 144A	1	$375,000	4.250		12/15/2027	$391,631
Centene Corp. - 144A		89,000	4.625		12/15/2029	95,831
Community Health Systems, Inc. - 144A		435,000	6.625		2/15/2025	440,516
DaVita, Inc.		537,000	5.125		7/15/2024	550,202
HCA, Inc.		1,475,000	5.375		2/1/2025	1,651,535
						4,187,803
HOME BUILDERS - 0.5%
Mattamy Group Corp. - 144A		489,000	5.250		12/15/2027	512,228

HOUSEHOLD PRODUCTS - 0.9%
Central Garden & Pet Co.		600,000	5.125		2/1/2028	624,209
Prestige Brands, Inc. - 144A		345,000	5.125		1/15/2028	361,388
						985,597
INSURANCE - 0.1%
AmWINS Group, Inc. - 144A		103,000	7.750		7/1/2026	112,734

INTERNET - 3.2%
Cogent Communications Group, Inc. - 144A		505,000	5.375		3/1/2022	527,883
Grubhub Holdings, Inc. - 144A		695,000	5.500		7/1/2027	679,780
Netflix, Inc.		994,000	4.375		11/15/2026	1,046,533
Netflix, Inc. - 144A		1,165,000	4.875		6/15/2030	1,217,396
						3,471,592
INVESTMENT COMPANIES - 0.3%
FS Energy & Power Fund - 144A		308,000	7.500		8/15/2023	317,888

IRON/STEEL - 1.4%
Cleveland-Cliffs, Inc. - 144A		475,000	4.875		1/15/2024	478,365
Commercial Metals Co.		462,000	5.750		4/15/2026	487,351
Mineral Resources Ltd. - 144A		525,000	8.125		5/1/2027	574,782
						1,540,498
LEISURE PRODUCTS - 0.5%
Silversea Cruise Finance Ltd. - 144A		550,000	7.250		2/1/2025	581,963

LODGING - 1.2%
Boyd Gaming Corp. - 144A		382,000	4.750		12/1/2027	391,302
Hilton Grand Vacations Borrower LLC		298,000	6.125		12/1/2024	321,964
Wyndham Destinations, Inc.		346,000	4.150		4/1/2024	370,364
Wyndham Destinations, Inc.		175,000	5.750		4/1/2027	191,467
						1,275,097
MEDIA - 10.4%
Altice Financing SA - 144A		801,000	5.000		1/15/2028	788,192
Altice Luxembourg SA - 144A		695,000	7.625		2/15/2025	724,329
Belo Corp.		735,000	7.750		6/1/2027	860,480
Belo Corp.		235,000	7.250		9/15/2027	273,269
Block Communications, Inc. - 144A		778,000	6.875		2/15/2025	808,140
CCO Holdings LLC - 144A		232,000	5.875		4/1/2024	239,926
CCO Holdings LLC - 144A		275,000	5.375		5/1/2025	284,511
CCO Holdings LLC - 144A		478,000	5.500		5/1/2026	500,620
CCO Holdings LLC - 144A		378,000	5.000		2/1/2028	396,182
CCO Holdings LLC - 144A		335,000	5.375		6/1/2029	359,070
Charter Communications Operating LLC	3 mo LIBOR + 1.650%	545,000	3.559	+	2/1/2024	561,802
Charter Communications Operating LLC		355,000	5.050		3/30/2029	408,926
CSC Holdings LLC - 144A		225,000	5.375		7/15/2023	230,262
CSC Holdings LLC		440,000	5.250		6/1/2024	476,117
CSC Holdings LLC - 144A		1,800,000	5.500		4/15/2027	1,913,580
EW Scripps Co. - 144A		854,000	5.125		5/15/2025	877,839
Sirius XM Radio, Inc. - 144A		1,275,000	4.625		7/15/2024	1,324,674
Sirius XM Radio, Inc. - 144A		342,000	5.375		7/15/2026	361,598
						11,389,517

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2020

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 96.1% (Continued)
MINING - 2.2%
First Quantum Minerals Ltd. - 144A	$473,000	7.250	4/1/2023	$470,734
FMG Resources (August 2006) Pty Ltd. - 144A	825,000	4.500	9/15/2027	837,870
Freeport-McMoRan, Inc.	525,000	3.875	3/15/2023	536,595
Freeport-McMoRan, Inc.	352,000	5.250	9/1/2029	373,771
Novelis Corp. - 144A	182,000	4.750	1/30/2030	183,142
				2,402,112
OIL & GAS - 4.2%
Callon Petroleum Co.	565,000	6.375	7/1/2026	535,534
Chaparral Energy, Inc. - 144A	886,000	8.750	7/15/2023	317,410
Extraction Oil & Gas, Inc. - 144A	725,000	5.625	2/1/2026	357,314
Hilcorp Energy I LP - 144A	1,160,000	5.000	12/1/2024	1,058,981
Lonestar Resources America, Inc. - 144A	576,000	11.250	1/1/2023	398,880
MEG Energy Corp. - 144A	725,000	6.500	1/15/2025	759,891
MEG Energy Corp. - 144A	550,000	7.125	2/1/2027	546,046
PBF Holding Co. LLC - 144A	385,000	6.000	2/15/2028	394,664
Southwestern Energy Co.	264,000	7.500	4/1/2026	221,027
				4,589,747
OIL & GAS SERVICES - 1.0%
Calfrac Holdings LP - 144A	210,000	8.500	6/15/2026	80,330
Hi-Crush Partners LP - 144A ^	961,000	9.500	8/1/2026	406,356
Nine Energy Service, Inc. - 144A	265,000	8.750	11/1/2023	225,449
Pioneer Energy Service, Inc.	652,000	6.125	3/15/2022	151,590
SESI LLC	375,000	7.750	9/15/2024	234,572
				1,098,297
PACKAGING & CONTAINERS - 3.7%
Ardagh Packaging Finance PLC - 144A	550,000	4.125	8/15/2026	566,844
Berry Global, Inc. - 144A	352,000	4.500	2/15/2026	357,931
Crown Americas LLC	300,000	4.500	1/15/2023	316,177
Crown Cork & Seal Co., Inc.	122,000	7.375	12/15/2026	144,612
Intertape Polymer Group, Inc. - 144A	524,000	7.000	10/15/2026	555,622
Owens-Brockway Glass Container, Inc. - 144A	539,000	5.375	1/15/2025	574,932
Sealed Air Corp. - 144A	405,000	5.125	12/1/2024	438,413
Silgan Holdings, Inc.	550,000	4.750	3/15/2025	562,603
Trivium Packaging Finance B.V. - 144A	525,000	8.500	8/15/2027	578,471
				4,095,605
PHARMACEUTICALS - 0.9%
Bausch Health Companies, Inc. - 144A	610,000	6.125	4/15/2025	628,730
Bausch Health Companies, Inc. - 144A	185,000	5.000	1/30/2028	187,775
Bausch Health Companies, Inc. - 144A	185,000	5.250	1/30/2030	188,931
				1,005,436
PIPELINES - 3.1%
Cheniere Energy Partners LP	432,000	5.250	10/1/2025	446,036
Cheniere Energy Partners LP - 144A	248,000	4.500	10/1/2029	252,799
Genesis Energy LP.	893,000	5.625	6/15/2024	871,046
Genesis Energy LP.	325,000	6.500	10/1/2025	317,684
Holly Energy Partners LP - 144A	525,000	6.000	8/1/2024	550,037
Holly Energy Partners LP - 144A	650,000	5.000	2/1/2028	661,580
Summit Midstream Holdings LLC	353,000	5.500	8/15/2022	311,412
				3,410,594
REAL ESTATE - 1.6%
Kennedy-Wilson, Inc.	935,000	5.875	4/1/2024	956,028
Newmark Group, Inc.	679,000	6.125	11/15/2023	745,105
				1,701,133
REAL ESTATE INVESTMENT TRUSTS - 6.6%
CTR Partnership LP	604,000	5.250	6/1/2025	628,411
ESH Hospitality, Inc. - 144A	700,000	5.250	5/1/2025	718,960
Extended Stay America, Inc. - 144A	355,000	4.625	10/1/2027	357,432

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2020

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
BONDS & NOTES - 96.1% (Continued)
REAL ESTATE INVESTMENT TRUSTS - 6.6% (Continued)
GLP Capital LP	$550,000	5.375		4/15/2026	$625,103
Hat Holdings I LLC - 144A	621,000	5.250		7/15/2024	653,345
iStar, Inc.	733,000	5.250		9/15/2022	750,180
Ladder Capital Finance Holdings LLLP - 144A	351,000	4.250		2/1/2027	350,740
MGM Growth Properties Operating Partnership LP	513,000	5.750		2/1/2027	571,354
MPT Operating Partnership LP	419,000	5.000		10/15/2027	441,511
Sabra Health Care LP	812,000	5.125		8/15/2026	888,704
Starwood Property Trust, Inc.	544,000	4.750		3/15/2025	570,120
VICI Properties LP - 144A	131,000	4.250		12/1/2026	134,690
VICI Properties LP - 144A	320,000	3.750		2/15/2027	322,200
VICI Properties LP - 144A	196,000	4.625		12/1/2029	205,183
					7,217,933
RETAIL - 2.1%
Brinker International, Inc. - 144A	547,000	5.000		10/1/2024	577,312
Conn’s, Inc. ^	260,000	7.250		7/15/2022	259,431
EG Global Finance PLC - 144A	605,000	6.750		2/7/2025	613,824
Murphy Oil USA, Inc.	375,000	4.750		9/15/2029	392,569
Yum! Brands, Inc. - 144A	380,000	4.750		1/15/2030	406,828
					2,249,964
SEMICONDUCTORS - 0.5%
Amkor Technology, Inc. - 144A	500,000	6.625		9/15/2027	544,050

SOFTWARE - 3.5%
Camelot Finance SA - 144A	322,000	4.500		11/1/2026	328,238
CDK Global, Inc.	503,000	5.875		6/15/2026	535,368
Donnelley Financial Solutions, Inc.	530,000	8.250		10/15/2024	551,420
Fair Isaac Corp. - 144A	592,000	4.000		6/15/2028	603,840
MSCI, Inc. - 144A	550,000	4.000		11/15/2029	562,705
Rackspace Hosting, Inc. - 144A ^	550,000	8.625		11/15/2024	545,875
SS&C Technologies, Inc. - 144A	630,000	5.500		9/30/2027	667,595
					3,795,041
TELECOMMUNICATIONS - 8.9%
Altice France SA - 144A	875,000	7.375		5/1/2026	933,564
Altice France SA - 144A	213,000	8.125		2/1/2027	238,422
C&W Senior Financing Designated Activity Co. - 144A	833,000	6.875		9/15/2027	896,368
CenturyLink, Inc. ^	1,435,000	7.500		4/1/2024	1,622,146
Hughes Satellite Systems Corp.	646,000	6.625		8/1/2026	716,477
Level 3 Financing, Inc. - 144A	462,000	4.625		9/15/2027	475,569
Sprint Corp.	2,490,000	7.875		9/15/2023	2,650,543
Telesat Canada - 144A	302,000	4.875		6/1/2027	311,015
Telesat Canada - 144A	540,000	6.500		10/15/2027	566,649
T-Mobile USA, Inc.	288,000	6.500		1/15/2024	296,277
T-Mobile USA, Inc.	240,000	6.375		3/1/2025	248,226
YPSO Finance Bis SA - 144A	830,000	6.000		2/15/2028	824,331
					9,779,587
TRANSPORTATION - 0.3%
Cargo Aircraft Management, Inc. - 144A	319,000	4.750		2/1/2028	324,595

TOTAL BONDS & NOTES (Cost - $103,805,674)					105,344,309

	Shares
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
First American Government Obligations Fund - Class Z	153,635	1.450	+		153,635
TOTAL SHORT-TERM INVESTMENT (Cost - $153,635)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2020

		Interest
Security	Shares	Rate %		Value
COLLATERAL FOR SECURITIES LOANED - 3.6%
HSBC US Government Money Market Fund - Class I #	1,958,375	1.508	+	$1,958,375
Morgan Stanley Institutional Liquidity Fund Prime Portfolio - Class Institutional #	1,964,233	1.693	+	1,965,608
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,922,608)				3,923,983

TOTAL INVESTMENTS - 99.8% (Cost - $107,881,917)				$109,421,927
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				217,003
NET ASSETS - 100.0%				$109,638,930

LIBOR - London Inter-bank Offered Rate

LLC - Limited Liability Corporation

LLLP - Limited Liabilitiy Limited Partnership

LP - Limited Partnership

PLC - Public Limited Company

^	All or a portion of these securities are on loan. Total loaned securities had a value of $373,923,830 at January 31, 2020.

+ Variable rate security. Interest rate is as of January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020 the total market value of 144A securities is $70,554,213 or 64.35% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
January 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 56.7%
AGRICULTURE - 1.5%
Adecoagro SA -144A		634,000	USD	6.0000		9/21/2027	$637,081

AIRLINES - 2.4%
Aerovias de Mexico SA de CV -144A		250,000	USD	7.0000		2/5/2025	252,500
Gol Finance SA - 144A		775,000	USD	7.0000		1/31/2025	788,628
							1,041,128
BANKS - 9.3%
AIB Group PLC		250,000	EUR	2.2500		7/3/2025	301,702
Banco Mercantil del Norte SA/Grand Cayman - 144A	H15T5Y + 4.97%	70,000	USD	6.7500	+	9/27/2168	76,382
Banco Santander SA		200,000	EUR	1.1250		1/17/2025	230,558
Banque Federative du Credit Mutuel SA		200,000	EUR	2.6250		3/18/2024	245,756
BPCE SA		200,000	EUR	4.6250		7/18/2023	255,369
Cooperatieve Rabobank UA		200,000	EUR	1.3750		2/3/2027	242,704
Credit Agricole SA/London		300,000	EUR	1.8750		12/20/2026	366,710
HSBC Holdings PLC	3M Euro LIBOR + 1.36%	350,000	EUR	1.5000	+	12/4/2024	407,787
ING Bank NV	Euro 5 Year Swap Rate + 2.25%	200,000	EUR	3.6250	+	2/25/2026	229,753
Royal Bank of Scotland Group PLC	3M Euro LIBOR + 1.08%	250,000	EUR	1.7500	+	3/2/2026	292,690
Societe Generale SA -144A		300,000	USD	2.6250		10/16/2024	304,316
Standard Chartered PLC - 144A	3M Euro LIBOR + 1.21%	300,000	USD	2.8190		1/30/2026	303,993
UBS Group AG		200,000	EUR	1.2500	+	9/1/2026	235,609
Westpac Banking Corp		500,000	EUR	0.3750		3/5/2023	562,023
							4,055,352
BEVERAGES - 1.1%
Heineken NV		200,000	EUR	3.5000		3/19/2024	254,177
Pernod Richard SA		200,000	EUR	1.5000		5/18/2026	241,702
							495,879
CHEMICALS - 2.9%
Air Liquide Finance SA		200,000	EUR	0.7500		6/13/2024	231,092
ENN Clean Energy International Investment Ltd.		900,000	USD	7.5000		2/27/2021	929,257
OCI NV		100,000	EUR	3.1250		11/1/2024	113,147
							1,273,496
COMMERCIAL SERVICES - 0.5%
Loxam SAS		100,000	EUR	3.7500		7/15/2026	115,790
Techem Verwaltungsgesellschaft 675 mbH - 144A		100,000	EUR	2.0000		7/15/2025	110,774
							226,564
ELECTRIC - 4.1%
Acwa Power Management And Investments One Ltd. - 144A		34,000	USD	5.9500		12/15/2039	37,075
EDP Finance BV		250,000	EUR	1.5000		11/22/2027	301,746
Enel Finance International NV		200,000	EUR	1.9660		1/27/2025	242,879
Engie SA		300,000	EUR	2.3750		5/19/2026	383,584
Iberdrola Finanzas SA		200,000	EUR	1.0000		3/7/2025	233,587
innogy Finance BV		250,000	EUR	1.0000		4/13/2025	290,515
Orsted A/S		250,000	EUR	1.5000		11/26/2029	310,597
							1,799,983
ENGINEERING & CONSTRUCTION - 0.7%
Heathrow Funding Ltd.		100,000	GBP	7.1250		2/14/2024	160,627
Heathrow Finance PLC		100,000	GBP	3.8750		3/1/2027	134,753
							295,380
FOOD - 2.4%
BRF GmbH - 144A		279,000	USD	4.3500		9/29/2026	283,843
Danone SA		200,000	EUR	0.7090		11/3/2024	230,057
Minerva Luxembourg SA - 144A		512,000	USD	6.5000		9/20/2026	544,462
							1,058,362
FOREST PRODUCTS & PAPER - 0.3%
WEPA Hygieneprodukte GmbH - 144A		100,000	EUR	2.8750		12/15/2027	113,164

INSURANCE - 1.5%
Great-West Lifeco, Inc.		300,000	EUR	2.5000		4/18/2023	359,743
NN Group NV		250,000	EUR	1.6250		6/1/2027	303,647
							663,390

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %	Maturity Date	Value
CORPORATE BONDS & NOTES - 56.7% (Continued)
INTERNET - 0.2%
United Group BV - 144A		100,000	EUR	3.1250	2/15/2026	$110,179

IRON/STEEL - 3.9%
CSN Resources SA - 144A		651,000	USD	7.6250	4/17/2026	684,953
Metinvest BV - 144A		882,000	USD	7.7500	10/17/2029	931,718
thyssenkrupp AG		100,000	EUR	1.3750	3/3/2022	111,234
						1,727,905
MEDIA - 1.1%
Altice Luxembourg SA		100,000	EUR	8.0000	5/15/2027	125,504
UPCB Finance VII Ltd		100,000	EUR	3.6250	6/15/2029	117,216
Virgin Media Secured Finance PLC		100,000	GBP	5.0000	4/15/2027	139,558
Ziggo BV		100,000	EUR	2.8750	1/15/2030	114,947
						497,225
MINING - 1.7%
Corp Nacional del Cobre de Chile - 144A		125,000	USD	4.3750	2/5/2049	140,456
First Quantum Minerals Ltd - 144A		632,000	USD	6.8750	3/1/2026	611,049
						751,505
MULTI-NATIONAL - 0.9%
European Investment Bank		480,000	BRL	7.2500	6/28/2021	117,432
European Investment Bank		200,000	EUR	1.1250	9/15/2036	259,132
						376,564
OIL & GAS - 7.9%
BG Energy Capital PLC		350,000	EUR	1.2500	11/21/2022	401,967
Geopark Ltd. - 144A		651,000	USD	6.5000	9/21/2024	688,052
Kosmos Energy Ltd. - 144A		561,000	USD	7.1250	4/4/2026	568,363
Petrobras Global Finance BV		63,000	USD	5.9990	1/27/2028	73,607
Petroleos Mexicanos		82,000	USD	6.5000	3/13/2027	89,135
Petroleos Mexicanos		21,000	USD	6.5000	1/23/2029	22,446
Petroleos Mexicanos - 144A		26,000	USD	6.8400	1/23/2030	28,216
Petroleos Mexicanos - 144A		203,000	USD	7.6900	1/23/2050	223,713
Tullow Oil PLC - 144A		927,000	USD	7.0000	3/1/2025	752,038
YPF SA - 144A		652,000	USD	8.5000	7/28/2025	600,111
						3,447,648
PACKAGING & CONTAINERS - 1.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.		200,000	GBP	4.7500	7/15/2027	274,913
Crown European Holdings SA		100,000	EUR	3.3750	5/15/2025	121,074
Smurfit Kappa Treasury ULC		100,000	EUR	1.5000	9/15/2027	111,492
Trivium Packaging Finance BV		100,000	EUR	3.7500	8/15/2026	116,316
						623,795
PHARMACEUTICALS - 1.4%
Grifols SA		100,000	EUR	2.2500	11/15/2027	113,591
Mylan NV		200,000	EUR	3.1250	11/22/2028	257,734
Nidda BondCo GmbH		100,000	EUR	5.0000	9/30/2025	112,411
Nidda Healthcare Holding GmbH		100,000	EUR	3.5000	9/30/2024	112,626
						596,362
PIPELINES - 0.4%
Southern Gas Corridor CJSC - 144A		133,000	USD	6.8750	3/24/2026	159,473

REAL ESTATE - 4.5%
ESR Cayman Ltd.		557,000	USD	7.8750	4/4/2022	573,103
Theta Capital Pte Ltd.		370,000	USD	7.0000	4/11/2022	374,316
Wanda Properties International Co. Ltd.		1,000,000	USD	7.2500	1/29/2024	1,007,050
						1,954,469
REITS - 0.6%
Westfield America Management Ltd.		200,000	GBP	2.1250	3/30/2025	273,744

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 56.7% (Continued)
TELECOMMUNICATIONS - 4.2%
Altice France SA/France - 144A		100,000	EUR	2.1250		2/15/2025	$108,881
Altice France SA/France		100,000	EUR	3.3750		1/15/2028	112,785
Axtel SAB de CV - 144A		660,000	USD	6.3750		11/14/2024	698,501
Deutsche Telekom International Finance BV		250,000	EUR	0.8750		1/30/2024	287,487
Orange SA		200,000	EUR	2.0000		1/15/2029	253,270
Telecom Italia SpA/Milano		100,000	EUR	3.6250		5/25/2026	123,770
Telefonica Europe BV	Euro 6 Year Swap Rate + 4.11%	100,000	EUR	4.3750	+	3/14/2168	123,476
Vodafone Group PLC	Euro 5 Year Swap Rate + 2.67%	100,000	EUR	3.1000	+	1/3/2079	116,336
							1,824,506
TRANSPORTATION - 1.3%
JSL Europe SA - 144A		519,000	USD	7.7500		7/26/2024	560,305

WATER - 0.5%
Veolia Environnement SA		200,000	EUR	1.4960		11/30/2026	243,058

TOTAL CORPORATE BONDS & NOTES (Cost - $24,815,248)							24,806,517

FOREIGN GOVERNMENT BONDS - 29.8%
Angolan Government International Bond - 144A		300,000	USD	9.1250		11/26/2049	317,056
Argentine Republic Government International Bond		480,260	EUR	7.8200		12/31/2033	286,140
Benin Government International Bond - 144A		100,000	EUR	5.7500		3/26/2026	114,939
Brazil Notas do Tesouro Nacional Serie F		1,570,000	BRL	10.0000		1/1/2023	413,259
Brazilian Government International Bond		130,000	USD	4.6250		1/13/2028	143,619
Canadian Government Bond		1,350,000	CAD	2.2500		6/1/2029	1,108,285
Canadian Government Bond		105,000	CAD	5.0000		6/1/2037	123,412
Colombia Government International Bond		200,000	EUR	3.8750		3/22/2026	263,794
Czech Republic Government Bond		2,970,000	CZK	0.7500		2/23/2021	129,261
Czech Republic Government Bond		2,100,000	CZK	0.9500		5/15/2030	87,926
Dominican Republic International Bond - 144A		74,000	USD	5.8750		1/30/2060	74,148
Ecuador Government International Bond - 144A		218,000	USD	10.7500		1/31/2029	198,456
Egypt Government International Bond - 144A		203,000	EUR	6.3750		4/11/2031	245,055
Egypt Government International Bond - 144A		77,000	USD	8.5000		1/31/2047	88,298
Egypt Government International Bond - 144A		200,000	USD	8.1500		11/20/2059	219,404
El Salvador Government International Bond		100,000	USD	7.6500		6/15/2035	116,593
Ghana Government International Bond - 144A		136,000	USD	8.9500		3/26/2051	139,440
Indonesia Government International Bond - 144A		200,000	EUR	2.1500		7/18/2024	237,346
Indonesia Treasury Bond		4,252,000,000	IDR	7.0000		5/15/2027	318,478
Indonesia Treasury Bond		1,320,000,000	IDR	8.3750		3/15/2034	106,518
Ireland Government Bond		130,000	EUR	5.4000		3/13/2025	187,253
Ireland Government Bond		50,000	EUR	0.9000		5/15/2028	60,590
Ireland Government Bond		130,000	EUR	1.3000		5/15/2033	166,936
Italy Buoni Poliennali Del Tesoro		240,000	EUR	4.5000		3/1/2024	312,386
Italy Buoni Poliennali Del Tesoro		255,000	EUR	3.7500		9/1/2024	327,328
Italy Buoni Poliennali Del Tesoro		750,000	EUR	2.8000		12/1/2028	974,606
Italy Buoni Poliennali Del Tesoro		50,000	EUR	3.0000		8/1/2029	66,320
Italy Buoni Poliennali Del Tesoro - 144A		235,000	EUR	5.0000		9/1/2040	408,345
Ivory Coast Government International Bond - 144A		123,000	EUR	5.8750		10/17/2031	144,651
Japan Government Thirty Year Bond		53,450,000	JPY	1.5000		3/20/2045	635,626
Japan Government Thirty Year Bond		53,800,000	JPY	0.5000		9/20/2046	518,176
Japan Government Forty Year Bond		9,850,000	JPY	0.8000		3/20/2058	104,001
Kenya Government International Bond - 144A		99,000	USD	8.0000		5/22/2032	107,933
Lebanon Government International Bond		175,000	USD	6.6500		2/26/2030	64,269
Mexican Bonos		3,190,000	MXN	5.7500		3/5/2026	161,510
Mexican Bonos		850,000	MXN	7.5000		6/3/2027	47,201
Mexican Bonos		1,880,000	MXN	7.7500		11/13/2042	108,163
Mexico Government International Bond		100,000	EUR	1.6250		4/8/2026	116,333
Mexico Government International Bond		47,000	USD	4.5000		4/22/2029	52,687
Mexico Government International Bond		195,000	USD	3.2500		4/16/2030	198,559
Mozambique International Bond - 144A		200,000	USD	5.0000		9/15/2031	191,750
Nigeria Government International Bond - 144A		178,000	USD	6.5000		11/28/2027	183,563
Nigeria Government International Bond		200,000	USD	7.6250		11/28/2047	195,178
Papua New Guinea Government International Bond - 144A		204,000	USD	8.3750		10/4/2028	221,411

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2020

Security	Variable Rate	Principal Amount ($)		Interest Rate %		Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 29.8% (Continued)
Peru Government Bond - 144A		615,000	PEN	6.1500		8/12/2032	$211,032
Portugal Obrigacoes do Tesouro OT - 144A		100,000	EUR	4.1250		4/14/2027	143,754
Province of British Columbia Canada		150,000	CAD	3.2000		6/18/2044	135,852
Province of Ontario Canada		250,000	CAD	2.8000		6/2/2048	212,614
Russian Federal Bond - OFZ		390,000	RUB	—		12/7/2022	6,403
Russian Federal Bond - OFZ		25,000,000	RUB	6.9000		5/23/2029	413,558
Russian Foreign Bond - Eurobond		400,000	USD	4.2500		6/23/2027	442,450
Spain Government Bond - 144A		140,000	EUR	4.2000		1/31/2037	243,450
Spain Government Bond - 144A		250,000	EUR	2.7000		10/31/2048	383,730
Turkey Government International Bond		130,000	USD	7.6250		4/26/2029	151,343
Ukraine Government International Bond -144A		100,000	EUR	4.3750		1/27/2030	110,204
Ukraine Government International Bond -144A		260,000	USD	7.3750		9/25/2032	288,141
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $12,548,434)							13,028,733

WHOLE LOAN COLLATERAL - 0.7%
Bankinter 10 FTA	3M Euro LIBOR + 0.16%	77,937	EUR	0.0001	+	6/21/2043	86,344
Dutch Property Finance 2017-1 BV	3M Euro LIBOR + 0.68%	189,282	EUR	0.2940	+	1/28/2048	211,007
Fondo de Titulizacion de Activos Santander Hipotecario 2	3M Euro LIBOR + 0.15%	33,333	EUR	0.0001	+	1/18/2049	36,650
TOTAL WHOLE LOAN COLLATERAL (Cost - $336,379)							334,001

		Shares
SHORT - TERM INVESTMENT - 1.8%
MONEY MARKET FUND - 1.8%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class		790,303		1.4600	+		790,303
TOTAL SHORT-TERM INVESTMENT (Cost - $790,303)

TOTAL INVESTMENTS - 89.0% (Cost - $38,490,364)							$38,959,554
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%							4,795,824
NET ASSETS - 100.0%							$43,755,378

BRL - Brazilian Real	EUR - Euro	JPY - Japanese Yen	RUB - Russian Ruble
CAD - Canadian Dollar	GBP - United Kingdom Pound	MXN - Mexican Peso	USD - US Dollar
CZK - Czech Koruna	IDR - Indonesian Rupiah	PEN - Peruvian Sol

+	Variable rate security. Interest rate is as of January 31, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $14,590,332 or 33.4% of net assets.

H15T5Y - 5 Year Treasury Rate

Futures Contracts *	Counterparty	Contracts	Notional	Expiration	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS - (0.2)%
EURO-BUXL 30 Year Bond Future	Barclays	3	701,159	3/6/2020	32,484
Japanese 10 Year Bond (OSE)	Barclays	6	8,462,057	3/13/2020	36,373
Long Gilt Future	Barclays	20	3,557,559	3/27/2020	32,504
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED					101,361

SHORT FUTURES CONTRACTS - (0.4)%
US 5 Year NOTE (CBT)	Barclays	(65)	(7,820,820)	3/31/2020	(92,930)
US 10 Year NOTE (CBT)	Barclays	(38)	(5,002,938)	3/20/2020	(95,000)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD					(187,930)

NET UNREALIZED LOSS FROM FUTURES CONTRACTS					$(86,569)

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

OPEN CREDIT DEFAULT SWAP AGREEMENTS

Amortized
				Notional		Upfront
			Fixed Deal	Value at	Fair	Payments	Unrealized
Reference Entity	Counter Party	Termination Date	(Pay) Rate	January 31, 2020	Value	Paid	Appreciation
CDX.EM.32-V1	Citibank	12/24/2020	1.00%	$(1,270,000)	$14,695	$13,215	$1,087

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2020

Portfolio Composition ** - (Unaudited)
Netherlands	10.8%	Mexico	5.3%
Luxembourg	8.6%	British Virgin Islands	5.0%
France	8.2%	Ghana	3.7%
Canada	6.5%	Spain	3.4%
Italy	5.7%	Other Countries	37.5%
Great Britain	5.3%	Total	100.00%

**	Based on total value of investments as of January 31, 2020.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2020

As of January 31, 2020 the following Forward Foreign Currency Exchange Contracts were open:

Forward Foreign Currency Exchange Contracts

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell USD and To Buy:
Euro		2/4/2020	Barclays	$450,800		$499,577		$(423)
Euro		2/10/2020	JP Morgan Chase	296,000		328,144		795
Euro		2/13/2020	JP Morgan Chase	296,000		328,202		785
Mexican Peso		2/20/2020	JP Morgan Chase	4,100,000		216,227		(1,471)
British Pound		3/25/2020	Barclays	1,955,000		2,580,637		15,667
Euro		3/25/2020	Barclays	2,538,644		2,822,187		(32,441)
Euro		3/25/2020	Barclays	827,469		919,890		(6,992)
Euro		3/25/2020	Barclays	441,905		491,261		(3,734)
Euro		3/25/2020	Barclays	240,267		267,102		(1,103)
Euro		3/25/2020	Barclays	200,000		222,338		(918)
Euro		3/25/2020	Barclays	308,990		343,502		(1,204)
Euro		3/25/2020	Barclays	338,960		376,819		(2,128)
Euro		3/25/2020	Barclays	145,387		161,625		(1,159)
Euro		3/25/2020	Barclays	65,994		73,365		(135)
Japanese Yen		3/25/2020	Barclays	313,050,000		2,896,320		42,518
Japanese Yen		3/25/2020	Barclays	275,078,362		2,545,009		36,370
Japanese Yen		3/25/2020	Barclays	285,426,098		2,640,746		23,061
New Zealand Dollar		3/25/2020	Barclays	2,550,000		1,651,316		(41,541)
								$25,947

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Sold		Market Value		(Depreciation)
To Buy USD and To Sell:
Indonesian Rupiah		2/4/2020	JP Morgan Chase	$(164,879,089)		$(12,075)		$(57)
British Pound		2/6/2020	Barclays	(167,000)		(220,151)		(1,167)
Euro		2/6/2020	Barclays	(476,216)		(527,805)		5,195
Euro		2/6/2020	Barclays	(187,254)		(207,540)		2,385
Euro		2/6/2020	Barclays	(432,499)		(479,353)		3,647
Euro		2/6/2020	Barclays	(211,313)		(234,205)		795
Euro		2/6/2020	Barclays	(105,078)		(116,461)		539
Euro		2/6/2020	Barclays	(194,641)		(215,727)		1,357
Euro		2/6/2020	Barclays	(535,778)		(593,820)		1,180
Euro		2/6/2020	Barclays	(453,665)		(502,811)		(2,811)
Euro		2/6/2020	Barclays	(450,746)		(499,577)		423
Japanese Yen		2/6/2020	Barclays	(71,779,000)		(662,327)		(5,683)
Japanese Yen		2/6/2020	Citigroup	(23,880,000)		(220,573)		(1,259)
British Pound		3/25/2020	Barclays	(1,955,000)		(2,580,637)		14,496
British Pound		3/25/2020	Barclays	(335,000)		(442,206)		2,484
British Pound		3/25/2020	Citigroup	(97,000)		(128,042)		(310)
Canadian Dollar		3/25/2020	Barclays	(2,020,000)		(1,527,312)		28,551
Euro		3/25/2020	Barclays	(695,026)		(772,654)		7,578
Euro		3/25/2020	Barclays	(109,603)		(121,845)		415
Euro		3/25/2020	Barclays	(564,000)		(626,994)		8,828
Euro		3/25/2020	Barclays	(6,296,000)		(6,999,204)		98,554
Euro		3/25/2020	Barclays	(9,532,000)		(10,596,635)		149,208
Euro		3/25/2020	Barclays	(100,000)		(111,169)		(344)
Euro		3/25/2020	Barclays	(105,000)		(116,728)		(574)
Japanese Yen		3/25/2020	Barclays	(1,008,500,000)		(9,330,584)		(10,346)
Japanese Yen		3/25/2020	Barclays	(11,875,000)		(109,867)		(506)
New Zealand Dollar		3/25/2020	Barclays	(2,550,000)		(1,651,316)		67,043
								$369,621

				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Euro	2/4/2020	Barclays	$104,801	$(124,683)	$138,148	$(138,173)	$(25)
Euro	British Pound	2/13/2020	Barclays	395,000	(333,085)	437,972	(439,176)	(1,204)
Euro	British Pound	3/25/2020	Barclays	251,989	(215,685)	280,133	(284,709)	(4,575)
Euro	British Pound	3/25/2020	Barclays	121,965	(104,057)	135,587	(137,357)	(1,770)
Euro	British Pound	3/25/2020	Barclays	124,464	(104,801)	138,366	(138,339)	27
								$(7,547)

Net Unrealized Gain on Forward Foreign Currency Exchange Contracts								$388,021

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 97.9%
AEROSPACE/DEFENSE - 2.7%
Lockheed Martin Corp.	2,224	$952,139
Northrop Grumman Corp.	3,701	1,386,283
		2,338,422
AIRLINES - 1.4%
Delta Air Lines, Inc.	21,033	1,172,379

APPAREL- 0.8%
PVH Corp.	8,382	730,659

AUTO PARTS & EQUIPMENT - 0.4%
BorgWarner, Inc.	9,343	320,372

BANKS - 11.0%
Bank of America Corp.	89,142	2,926,532
JPMorgan Chase & Co.	27,495	3,639,238
State Street Corp. ^	15,943	1,205,769
Truist Financial Corporation	20,620	1,063,373
Wells Fargo & Co.	11,856	556,521
		9,391,433
BEVERAGES - 1.8%
PepsiCo, Inc.	10,597	1,504,986

BIOTECHNOLOGY - 1.5%
Biogen, Inc. *	1,959	526,677
Gilead Sciences, Inc.	12,213	771,862
		1,298,539
BUILDING MATERIALS - 0.7%
Owens Corning	10,560	638,774

CHEMICALS - 2.6%
Air Products & Chemicals, Inc.	4,564	1,089,473
CF Industries Holdings, Inc.	11,383	458,507
Huntsman Corp.	31,338	644,309
		2,192,289
COMMERCIAL SERVICES - 1.3%
Quanta Services, Inc.	28,324	1,108,885

COSMETICS / PERSONAL CARE - 3.0%
Procter & Gamble Co.	20,651	2,573,528

DIVERSIFIED FINANCIAL SERVICES - 5.3%
American Express Co.	5,713	741,947
Charles Schwab Corp. ^	19,023	866,498
Discover Financial Services	14,387	1,080,895
E*TRADE Financial Corp.	17,456	743,975
Intercontinental Exchange, Inc.	11,128	1,109,907
		4,543,222
ELECTRIC - 6.3%
American Electric Power Co., Inc. ^	16,303	1,699,099
DTE Energy Co.	10,347	1,372,116
Duke Energy Corp.	9,742	951,111
Xcel Energy, Inc.	20,081	1,389,404
		5,411,730
ELECTRONICS - 1.0%
Honeywell International, Inc.	4,952	857,785

ENVIRONMENTAL CONTROL - 1.2%
Waste Management, Inc.	8,516	1,036,397

FOOD - 2.0%
Mondelez International, Inc.	20,757	1,191,037
Tyson Foods, Inc.	5,856	483,881
		1,674,918

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 97.9% (Continued)
HEALTHCARE-PRODUCTS - 4.9%
Hill-Rom Holdings, Inc.	8,744	$931,148
Medtronic PLC	18,566	2,143,259
Thermo Fisher Scientific, Inc.	3,635	1,138,446
		4,212,853
HEALTHCARE-SERVICES - 0.9%
UnitedHealth Group, Inc.	2,745	747,875

HOUSEHOLD PRODUCTS / WARES - 1.6%
Kimberly-Clark Corp. ^	9,392	1,345,310

INSURANCE - 7.4%
Allstate Corp.	7,781	922,360
Berkshire Hathaway, Inc. * ^	4,472	1,003,651
Hartford Financial Services Group, Inc.	21,094	1,250,452
Prudential Financial, Inc.	15,330	1,395,950
Travelers Cos., Inc.	5,271	693,769
Willis Towers Watson PLC	5,142	1,086,453
		6,352,635
INTERNET - 1.1%
Alphabet, Inc. *	673	964,261

LEISURE TIME - 1.1%
Royal Caribbean Cruises Ltd.	8,156	954,904

MACHINERY-CONSTRUCTION & MINING - 1.0%
Caterpillar, Inc.	6,830	897,121

MEDIA - 4.6%
Comcast Corp.	40,418	1,745,653
Discovery, Inc. * ^	38,998	1,141,082
Walt Disney Co.	7,932	1,097,075
		3,983,810
MISCELLANEOUS MANUFACTORING - 1.7%
Ingersoll-Rand PLC	6,658	887,045
Textron, Inc.	11,874	545,373
		1,432,418
OIL & GAS - 7.3%
Chevron Corp.	15,979	1,711,990
ConocoPhillips	17,978	1,068,433
Diamondback Energy, Inc.	12,347	918,617
EOG Resources, Inc.	11,965	872,368
Marathon Petroleum Corp.	15,685	854,832
Phillips 66	8,734	798,026
		6,224,266
PACKAGING & CONTAINERS - 0.7%
Westrock Co.	14,733	574,587

PHARMACEUTICALS - 5.4%
Cigna Corp.	4,609	886,679
Eli Lilly & Co. ^	6,432	898,164
Johnson & Johnson	11,248	1,674,490
Merck & Co., Inc.	13,674	1,168,307
		4,627,640
REITS - 4.8%
AvalonBay Communities, Inc.	2,979	645,520
Boston Properties, Inc.	9,126	1,308,212
Equity LifeStyle Properties, Inc.	6,522	474,476
Highwoods Properties, Inc.	9,611	481,607
Prologis, Inc.	13,066	1,213,570
		4,123,385
RETAIL - 0.9%
Best Buy Co., Inc.	8,755	741,461

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 97.9% (Continued)
SEMICONDUCTORS - 3.2%
Broadcom, Inc.	3,448	$1,052,192
Intel Corp. ^	13,483	861,968
ON Semiconductor Corp. *	35,669	825,737
		2,739,897
SOFTWARE - 1.7%
Microsoft Corp.	4,949	842,468
Oracle Corp.	11,923	625,362
		1,467,830
TELECOMMUNICATIONS - 6.6%
AT&T, Inc. ^	59,077	2,222,477
Cisco Systems, Inc.	21,713	998,147
Verizon Communications, Inc.	40,901	2,431,155
		5,651,779

TOTAL COMMON STOCKS (Cost - $64,368,367)		83,836,350

COLLATERAL FOR SECURITIES LOANED - 6.0%
Mount Vernon Prime Portfolio, 1.77% + #	5,176,152	5,176,152
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,176,152)

TOTAL INVESTMENTS - 103.9% (Cost - $69,544,519)		$89,012,502
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%		(3,359,387)
NET ASSETS - 100.0%		$85,653,115

PLC - Public Limited Company

REITS - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,997,420 at January 31, 2020.

+	Variable rate security. Interest rate is as of January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Financial	27.4%	Utilities	6.1%
Consumer, Non-cyclical	21.5%	Technology	4.7%
Communications	11.9%	Consumer, Cyclical	4.4%
Industrial	8.7%	Basic Materials	2.5%
Energy	7.0%	Others	5.8%
		Total	100.0%
*	Based on total value of investments as of January 31, 2020.

**	Includes collateral for securities loaned as of January 31, 2020.

Percentage may differ from Schedule of Investments which is based on Fund net assets

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.3%
AIRLINES - 0.9%
SkyWest, Inc.	8,660	$477,772

APPAREL- 1.0%
Oxford Industries, Inc.	8,000	555,200

AUTO PARTS & EQUIPMENT - 1.8%
Cooper Tire & Rubber Co.	6,104	161,695
Goodyear Tire & Rubber Co.	25,400	333,502
Standard Motor Products, Inc.	10,500	510,090
		1,005,287
BANKS - 20.3%
BancFirst Corp.	5,440	314,432
Bancorp, Inc. *	34,278	405,509
BankUnited, Inc.	15,452	509,916
Banner Corp.	10,960	564,988
Central Pacific Financial Corp.	18,270	506,627
First Bancorp/Southern Pines NC	8,500	301,580
First Bancshares, Inc.	9,600	330,432
First Interstate BancSystem, Inc.	11,970	460,845
First Midwest Bancorp, Inc.	30,710	612,358
Flagstar Bancorp, Inc.	16,762	590,693
Heartland Financial USA, Inc.	11,960	584,964
Heritage Commerce Corp.	31,930	370,388
Independent Bank Corp.	17,780	380,136
International Bancshares Corp.	15,380	605,972
Old National Bancorp	37,800	676,998
Peapack Gladstone Financial Corp.	9,180	268,331
Simmons First National Corp.	25,230	605,015
TriCo Bancshares	11,513	419,073
TrustCo Bank Corp.	33,500	265,655
UMB Financial Corp.	9,530	633,364
United Community Banks, Inc.	25,560	713,635
Walker & Dunlop, Inc.	6,320	419,459
Wintrust Financial Corp.	9,540	603,691
		11,144,061
BUILDING MATERIALS - 0.9%
Masonite International Corp. *	6,800	510,748

CHEMICALS - 1.6%
Koppers Holdings, Inc. *	10,723	336,488
Minerals Technologies, Inc.	10,038	543,357
		879,845
COMMERCIAL SERVICES - 2.8%
CBIZ, Inc. *	21,310	575,370
FTI Consulting, Inc. *	8,000	960,480
		1,535,850
COMPUTERS - 0.6%
MTS Systems Corp.	6,410	324,923

COSMETICS / PERSONAL CARE - 1.2%
Edgewell Personal Care Co. *	11,768	303,850
elf Beauty, Inc. *	23,800	373,184
		677,034
DISTRIBUTION / WHOLESALE - 0.9%
WESCO International, Inc. *	10,471	506,901

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Piper Sandler Cos	7,480	616,577

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.3% (Continued)
ELECTRIC - 4.2%
PNM Resources, Inc.	16,520	$895,880
Portland General Electric Co.	15,300	940,950
Unitil Corp.	7,220	445,402
		2,282,232
ELECTRONICS - 2.8%
Coherent, Inc. * ^	1,400	198,002
Comtech Telecommunications Corp.	17,400	503,034
Sanmina Corp. *	19,510	621,198
Vishay Precision Group, Inc. *	5,574	192,526
		1,514,760
ENGINEERING & CONSTRUCTION - 1.1%
Primoris Services Corp.	29,000	618,570

FOOD - 0.8%
Simply Good Foods Co. *	19,790	454,576

GAS - 1.4%
Spire, Inc.	9,370	790,078

HAND / MACHINE TOOLS - 1.0%
Regal Beloit Corp.	7,150	560,989

HEALTHCARE-PRODUCTS - 2.7%
Integer Holdings Corp. *	6,910	590,114
Lantheus Holdings, Inc. *	20,600	360,706
Varex Imaging Corp. *	18,665	516,087
		1,466,907
HEALTHCARE-SERVICES - 1.5%
National HealthCare Corp.	4,910	412,047
Tenet Healthcare Corp. *	12,300	389,172
		801,219
HOME BUILDERS - 1.6%
Taylor Morrison Home Corp. *	33,430	865,168

HOME FURNISHINGS - 1.6%
Ethan Allen Interiors, Inc. ^	17,790	287,309
Sleep Number Corp. * ^	11,160	575,744
		863,053
HOUSEHOLD PRODUCTS / WARES - 0.6%
ACCO Brands Corp.	37,727	325,961

INSURANCE - 5.8%
American Equity Investment Life Holding Co.	25,400	670,814
Assured Guaranty Ltd.	13,760	630,758
Essent Group Ltd.	14,300	709,423
Mercury General Corp.	12,373	607,391
Selective Insurance Group, Inc.	8,940	592,275
		3,210,661
INTERNET - 1.8%
ePlus, Inc. *	7,300	581,956
Stamps.com, Inc. *	5,720	426,083
		1,008,039
INVESTMENT COMPANIES - 0.8%
Ellington Financial, Inc.	25,060	457,846

IRON / STEEL - 0.5%
Schnitzer Steel Industries, Inc.	18,427	296,306

LEISURE TIME - 0.2%
Johnson Outdoors, Inc.	1,326	104,224

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.3% (Continued)
LODGING - 1.5%
Hilton Grand Vacations, Inc. *	16,350	$521,729
Marcus Corp.	10,620	309,573
		831,302
MACHINERY-DIVERSIFIED - 1.5%
Altra Industrial Motion Corp.	16,420	546,129
Columbus McKinnon Corp.	8,680	303,713
		849,842
MEDIA - 0.9%
Gray Television, Inc. *	23,560	477,797

METAL FABRICATE / HARDWARE - 2.6%
AZZ, Inc.	13,600	561,136
Mueller Industries, Inc.	19,790	577,274
TriMas Corp. *	10,330	296,781
		1,435,191
MISCELLANEOUS MANUFACTORING - 2.4%
Federal Signal Corp.	15,710	505,234
Lydall, Inc. *	16,800	343,392
Materion Corp.	8,900	483,270
		1,331,896
OIL & GAS - 2.4%
Bonanza Creek Energy, Inc. *	15,510	282,127
CVR Energy, Inc.	7,300	252,653
Delek US Holdings, Inc.	15,560	427,278
Penn Virginia Corp. *	16,000	341,920
		1,303,978
OIL & GAS SERVICES - 2.2%
Archrock, Inc.	47,000	392,450
Helix Energy Solutions Group, Inc. * ^	63,050	525,837
Newpark Resources, Inc. * ^	60,827	304,135
		1,222,422
PACKAGING & CONTAINERS - 1.0%
Silgan Holdings, Inc.	18,600	573,996

PHARMACEUTICALS - 0.7%
Anika Therapeutics, Inc. *	9,003	370,113

REITS - 13.7%
Alexander & Baldwin, Inc.	27,200	594,592
Arbor Realty Trust, Inc. ^	39,800	587,846
Armada Hoffler Properties, Inc.	17,970	329,570
Corporate Office Properties Trust	21,900	651,963
Hersha Hospitality Trust	27,920	362,122
Ladder Capital Corp.	33,820	620,597
Piedmont Office Realty Trust, Inc.	25,400	589,026
Preferred Apartment Communities, Inc.	31,522	371,329
QTS Realty Trust, Inc.	2,720	154,714
Rexford Industrial Realty, Inc.	20,640	994,642
RLJ Lodging Trust	33,550	522,038
Sabra Health Care REIT, Inc.	26,050	560,075
STAG Industrial, Inc.	21,510	693,482
TPG RE Finance Trust, Inc.	23,170	474,290
		7,506,286
RETAIL - 2.1%
Foot Locker, Inc. ^	15,700	596,129
Sonic Automotive, Inc. ^	17,000	537,710
		1,133,839
SEMICONDUCTORS - 4.0%
Diodes, Inc. *	14,110	728,640
Rambus, Inc. *	37,480	594,808
Synaptics, Inc. * ^	12,960	864,302
		2,187,750

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 99.3% (Continued)
SOFTWARE - 1.3%
Progress Software Corp.	15,310	$690,940

TELECOMMUNICATIONS - 0.5%
United States Cellular Corp. *	9,140	292,663

WATER - 1.0%
SJW Group	7,635	560,027

TOTAL COMMON STOCKS (Cost - $53,177,553)		54,622,829

COLLATERAL FOR SECURITIES LOANED - 6.7%
Mount Vernon Prime Portfolio, 1.77% + #	3,660,278	3,660,278
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,660,278)

TOTAL INVESTMENTS - 106.0% (Cost - $56,837,831)		$58,283,107
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%		(3,299,571)
NET ASSETS - 100.0%		$54,983,536

REITS - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,453,993 at January 31, 2020.

+	Variable rate security. Interest rate is as of January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Financial	39.4%	Technology	5.5%
Industrial	12.7%	Energy	4.3%
Consumer, Cyclical	10.9%	Communications	3.0%
Consumer, Non-cyclical	9.7%	Basic Materials	2.0%
Utilities	6.2%	Others	6.3%
		Total	100.0%
*	Based on total value of investments as of January 31, 2020.

**	Includes collateral for securities loaned as of January 31, 2020.

Percentage may differ from Schedule of Investments which is based on Fund net assets

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.4%
AEROSPACE/DEFENSE - 1.7%
TransDigm Group, Inc.	3,012	$1,937,559

BIOTECHNOLOGY - 0.9%
Illumina, Inc. *	3,564	1,033,810

COMMERCIAL SERVICES - 11.0%
Global Payments, Inc.	6,615	1,292,902
PayPal Holdings, Inc. *	40,935	4,662,087
S&P Global, Inc.	8,651	2,541,058
Square, Inc. *	29,379	2,194,318
TransUnion	24,347	2,232,620
		12,922,985
DIVERSIFIED FINANCIAL SERVICES - 14.4%
Mastercard, Inc.	27,245	8,607,785
Visa, Inc.	41,686	8,294,263
		16,902,048
HEALTHCARE-PRODUCTS - 7.3%
Align Technology, Inc. *	6,572	1,689,661
Edwards Lifesciences Corp. *	14,976	3,292,623
Intuitive Surgical, Inc. *	6,493	3,634,652
		8,616,936
INTERNET - 18.6%
Alibaba Group Holding Ltd. - ADR *	11,684	2,413,798
Alphabet, Inc. *	3,113	4,464,758
Amazon.com, Inc. *	4,060	8,155,403
Facebook, Inc. *	17,644	3,562,500
MercadoLibre, Inc. *	3,275	2,171,325
Zendesk, Inc. *	12,000	1,036,800
		21,804,584
PHARMACEUTICALS - 2.8%
DexCom, Inc. *	13,479	3,245,069

RETAIL - 6.2%
Burlington Stores, Inc. *	21,555	4,687,566
Ulta Beauty, Inc. *	9,598	2,571,400
		7,258,966
SEMICONDUCTORS - 3.0%
NVIDIA Corp.	15,024	3,552,124

SOFTWARE - 32.5%
Adobe, Inc. *	11,700	4,108,338
Autodesk, Inc. *	25,812	5,081,092
Microsoft Corp.	44,638	7,598,727
Salesforce.com, Inc. *	34,367	6,265,448
ServiceNow, Inc. *	16,566	5,603,118
Splunk, Inc. *	18,086	2,808,032
Veeva Systems, Inc. *	26,088	3,824,762
Workday, Inc. *	15,388	2,841,087
		38,130,604

TOTAL COMMON STOCKS (Cost - $54,731,323)		115,404,685

TOTAL INVESTMENTS - 98.4% (Cost - $54,731,323)		$115,404,685
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		1,858,278
NET ASSETS - 100.0%		$117,262,963

ADR - American Depositary Receipt.

*	Non-Income producing security.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 95.4%
AEROSPACE/DEFENSE - 2.0%
Kratos Defense & Security Solutions, Inc. *	25,634	$470,127
Mercury Systems, Inc. *	8,266	634,415
		1,104,542
APPAREL - 0.6%
Crocs, Inc. *	8,293	314,388

AUTO PARTS & EQUIPMENT - 0.5%
Methode Electronics, Inc.	8,379	274,412

BANKS - 3.4%
First Merchants Corp.	13,996	556,341
Seacoast Banking Corp. of Florida *	26,704	725,014
United Community Banks, Inc.	19,255	537,600
		1,818,955
BIOTECHNOLOGY - 5.7%
Biohaven Pharmaceutical Holding Co. Ltd. *	5,091	246,863
Emergent BioSolutions, Inc. *	9,980	549,798
Exact Sciences Corp. *	3,049	284,411
Guardant Health, Inc. *	4,956	376,854
Livongo Health, Inc. * ^	13,549	327,344
Mirati Therapeutics, Inc. *	4,912	426,509
PTC Therapeutics, Inc. *	10,529	542,243
REGENXBIO, Inc. *	8,405	365,870
		3,119,892
BUILDING MATERIALS - 1.1%
Trex Co., Inc. *	5,900	579,616

COMMERICAL SERVICES - 3.7%
Avalara, Inc. *	5,581	475,166
Chegg, Inc. *	13,862	571,530
LiveRamp Holdings, Inc. *	9,409	378,618
Progyny, Inc. * ^	21,719	603,788
		2,029,102
COMPUTERS - 5.6%
Cubic Corp.	8,268	539,818
Globant SA *	3,110	381,597
Virtusa Corp. *	13,111	545,942
Vocera Communications, Inc. *	16,566	364,949
WNS Holdings Ltd. - ADR *	9,140	652,230
Zscaler, Inc. *	10,141	568,809
		3,053,345
COSMETICS/PERSONAL CARE - 1.1%
Inter Parfums, Inc.	8,842	611,071

DISTRIBUTION/WHOLESALE - 0.7%
SiteOne Landscape Supply, Inc. *	4,087	394,600

DIVERSIFIED FINANCIAL SERVICES - 4.3%
Evercore, Inc.	8,133	623,150
Houlihan Lokey, Inc.	12,752	661,191
LendingTree, Inc. *	2,060	641,072
Moelis & Co.	11,140	401,040
		2,326,453
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
nLight, Inc. *	20,353	357,602

ELECTRONICS - 1.1%
Itron, Inc. *	7,186	587,455

ENGINEERING & CONSTRUCTION - 1.1%
Primoris Services Corp.	28,636	610,806

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 95.4% (Continued)
ENVIRONMENTAL CONTROL - 1.0%
US Ecology, Inc.	9,607	$518,874

FOOD - 2.1%
BellRing Brands, Inc. *	24,474	529,617
Grocery Outlet Holding Corp. *	18,711	612,598
		1,142,215
HEALTHCARE-PRODUCTS - 5.9%
Cerus Corp. *	142,004	569,436
Glaukos Corp. *	6,510	366,187
Insulet Corp. *	2,338	453,666
Repligen Corp. *	4,393	441,013
Shockwave Medical, Inc. *	11,911	517,176
Tandem Diabetes Care, Inc. *	7,501	570,376
ViewRay, Inc. *	97,283	303,523
		3,221,377
HEALTHCARE-SERVICES - 5.1%
Addus HomeCare Corp. *	6,640	626,418
Amedisys, Inc. *	3,198	564,415
Catalent, Inc. *	9,365	572,202
LHC Group, Inc. *	4,567	665,640
SI-BONE, Inc. *	16,195	341,876
		2,770,551
HOME BUILDERS - 4.4%
Century Communities, Inc. *	22,426	665,379
Installed Building Products, Inc. *	7,438	551,379
LGI Homes, Inc. *	7,762	618,942
Skyline Corp. *	19,251	553,466
		2,389,166
INTERNET - 9.8%
Cadlytics, Inc. *	6,703	562,516
Chewy, Inc. * ^	27,791	736,739
Mimecast Ltd. *	5,477	279,491
Okta, Inc. *	2,468	316,027
Pinterest, Inc. *	28,757	633,517
Q2 Holdings, Inc. *	3,336	290,866
Rubicon Project, Inc. *	69,611	651,559
Spotify Technology SA *	4,421	624,687
TechTarget, Inc. *	20,874	529,991
Zendesk, Inc. *	8,255	713,232
		5,338,625
LEISURE PRODUCTS - 0.9%
Lindblad Expeditions Holdings, Inc. *	28,371	467,838

LODGING - 1.0%
Boyd Gaming Corp.	18,195	543,121

MACHINERY-CONSTRUCTION/MINING - 0.8%
BWX Technologies, Inc.	7,263	461,854

MISCELLANEOUS MANUFACTURERS - 1.2%
ESCO Technologies, Inc.	4,007	384,512
Raven Industries, Inc.	8,472	265,682
		650,194
OIL & GAS - 0.8%
Matador Resources Co. * ^	31,431	461,093

PHARMACEUTICALS - 1.4%
DexCom, Inc . *	1,782	429,017
UroGen Pharma Ltd. *	11,983	352,420
		781,437

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2020

Security	Shares			Value
COMMON STOCKS - 95.4% (Continued)
RETAIL - 4.5%
Freshpet, Inc. *	5,604			$352,380
Ollie’s Bargain Outlet Holdings, Inc. *	6,692			354,944
Papa John’s International, Inc.	11,958			774,639
Texas Roadhouse, Inc.	6,220			388,750
Wingstop, Inc.	5,995			556,156
				2,426,869
SEMICONDUCTORS - 4.3%
Brooks Automation, Inc.	14,278			543,706
Impinj, Inc. *	11,030			354,945
Lattice Semiconductor Corp. *	27,052			503,167
Semtech Corp. *	7,345			353,956
Silicon Laboratories, Inc. *	5,968			586,714
				2,342,488
SOFTWARE - 16.0%
Alteryx, Inc. *	2,282			318,271
Appfolio, Inc. *	2,499			328,469
Appian Corp. * ^	11,280			575,731
Bandwidth, Inc. *	9,336			662,483
Blackline, Inc. *	5,995			366,714
Coupa Software, Inc. *	1,746			281,368
Elastic NV *	8,102			525,658
Everbridge, Inc. *	3,357			304,278
Five9, Inc. *	7,985			572,764
Intelligent Systems Corp. *	6,571			278,939
LivePerson, Inc. *	11,688			479,325
MongoDB, Inc. *	2,771			454,195
MSCI, Inc.	1,173			335,243
Omnicell, Inc. *	4,360			354,381
Pluralsight, Inc. *	30,030			582,282
PROS Holdings, Inc. *	4,645			278,700
Smartsheet, Inc. *	9,340			452,803
Tabula Rasa HealthCare, Inc. * ^	8,912			517,520
Twilio, Inc. *	3,977			494,500
Workiva, Inc. *	11,881			540,467
				8,704,091
STORAGE/WAREHOUSING - 1.5%
Mobile Mini, Inc.	19,084			796,566

TRANSPORTATION - 3.1%
Air Transport Services Group, Inc. *	26,878			563,632
CryoPort, Inc. * ^	31,949			572,207
Saia, Inc. *	6,193			539,410
				1,675,249
TOTAL COMMON STOCKS (Cost - $44,023,300)				51,873,847

		Interest Rate %
COLLATERAL FOR SECURITIES LOANED - 6.5%
HSBC US Government Money Market Fund - Class I #	2,540,724	1.51	+	2,540,724
Morgan Stanley Institutional Liquidity Fund Prime Portfolio - Class Institutional #	1,010,439	1.69	+	1,011,146
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,551,163)				3,551,870

TOTAL INVESTMENTS - 101.9% (Cost - $47,574,463)				$55,425,717
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%				(1,061,267)
TOTAL NET ASSETS - 100.00%				$54,364,450

ADR - American Depositary Receipt.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,377,530 at January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2020.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 95.0%
APPAREL - 1.0%
Shenzhou International Group Holdings Ltd.	58,200	$769,562

AUTO PARTS & EQUIPMENT - 1.4%
Minth Group Ltd.	336,000	1,027,949

BANKS - 11.8%
Banco Bradesco SA - ADR	125,900	960,617
Banco Santander Chile - ADR	26,200	525,048
Bank of the Philippine Islands	303,150	491,528
Bank Rakyat Indonesia Persero Tbk PT	3,874,200	1,259,522
China Merchants Bank Co. Ltd.	213,000	1,027,217
Credicorp Ltd. ^	2,500	516,450
FirstRand Ltd.	119,262	457,339
Grupo Financiero Banorte SAB de CV	105,600	650,022
HDFC Bank Ltd.	33,417	572,406
Itau Unibanco Holding SA - ADR	50,000	380,500
Sberbank of Russia PJSC 144A - ADR *	77,535	1,240,560
Standard Bank Group Ltd.	65,797	686,725
		8,767,934
BEVERAGES - 2.1%
Fomento Economico Mexicano SAB de CV - ADR	7,800	703,326
Varun Beverages Ltd.	82,017	880,366
		1,583,692
BIOTECHNOLOGY - 0.1%
I-Mab - ADR * ^	7,324	90,525

BUILDING MATERIALS - 1.4%
Anhui Conch Cement Co. Ltd.	162,500	1,037,414

CHEMICALS - 0.9%
LG Chem Ltd.	2,388	665,869

COMMERCIAL SERVICES - 1.0%
China Education Group Holdings Ltd.	617,000	755,270

COMPUTERS - 1.4%
Venustech Group, Inc.	185,600	1,020,558

COSMETICS/PERSONAL CARE - 0.6%
Amorepacific Corp. *	2,963	458,623

DIVERSIFIED FINANCIAL SERVICES - 5.5%
Housing Development Finance Corp. Ltd.	72,767	2,459,238
KB Financial Group, Inc. *	30,545	1,123,610
Tisco Financial Group PCL	148,400	488,265
		4,071,113
ELECTRONICS - 0.8%
Hangzhou Hikvision Digital Technology Co. Ltd.	122,022	610,296

ENGINEERING & CONSTRUCTION - 0.9%
Mytilineos Holdings SA	62,652	641,482

ENTERTAINMENT - 1.0%
OPAP SA	56,843	707,272

FOOD - 0.9%
Ulker Biskuvi Sanayi AS *	162,601	633,443

HOME FURNISHINGS - 2.0%
Hangzhou Robam Appliances Co. Ltd.	160,572	740,158
Joyoung Co. Ltd.	192,700	731,953
		1,472,111
INSURANCE - 5.2%
AIA Group Ltd.	108,800	1,078,330
Odontoprev SA *	86,400	355,244
Ping An Insurance Group Co. of China Ltd.	161,000	1,820,964
Powszechny Zaklad Ubezpieczen SA *	23,241	240,523
Samsung Life Insurance Co. Ltd.	6,858	396,843
		3,891,904

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2020

Security		Shares	Value
COMMON STOCKS - 95.0% (Continued)
INTERNET - 16.9%
58.com, Inc. - ADR * ^		10,300	$572,886
Alibaba Group Holding Ltd. - ADR *		24,500	5,061,455
Baidu, Inc. - ADR *		7,300	901,988
Momo, Inc. ^		15,000	459,000
Naspers Ltd.		3,500	568,028
Tencent Holdings Ltd.		90,100	4,297,828
Yandex NV *		15,500	694,555
			12,555,740
LODGING - 3.1%
Lemon Tree Hotels Ltd. *		1,876,048	1,448,419
Minor International PCL - ADR		848,300	833,112
			2,281,531
MISCELLANEOUS MANUFACTURING - 2.5%
Airtac International Group		69,000	1,042,853
Hiwin Technologies Corp.		78,000	776,122
			1,818,975
OIL & GAS - 5.2%
LUKOIL PJSC - ADR		13,000	1,326,000
Oil & Natural Gas Corp. Ltd.		278,492	423,754
PTT Exploration & Production PCL		217,300	859,931
Reliance Industries Ltd. *		64,663	1,275,441
			3,885,126
REAL ESTATE - 3.6%
Ayala Corp.		40,780	580,729
China Overseas Land & Investment Ltd.		282,000	906,667
ESR Cayman Ltd. *		322,200	796,693
Pakuwon Jati Tbk PT		10,525,700	399,509
			2,683,598
RETAIL - 4.3%
Atacadao SA		141,000	747,029
Li Ning Co. Ltd.		219,000	639,703
Lojas Renner SA *		94,670	1,276,741
President Chain Store Corp.		55,000	541,101
			3,204,574
SEMICONDUCTORS - 16.2%
MediaTek, Inc.		145,000	1,834,596
Samsung Electronics Co. Ltd. - ADR		279	326,988
Samsung Electronics Co. Ltd.		78,000	3,613,976
Samsung Electronics Co. Ltd.		17,399	680,140
SK Hynix, Inc. *		14,381	1,094,199
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ^		20,900	1,127,346
Taiwan Semiconductor Manufacturing Co. Ltd. *		255,000	2,630,124
Win Semiconductors Corp.		82,000	743,355
			12,050,724
SOFTWARE - 3.4%
Beijing Thunisoft Corp. Ltd.		172,500	683,870
CD Projekt SA		17,900	1,297,505
Chinasoft International Ltd.		860,000	502,319
			2,483,694
TELECOMMUNICATIONS - 0.7%
Accton Technology Corp.		99,000	526,203

WATER - 1.1%
Guangdong Investment Ltd.		394,000	799,865

TOTAL COMMON STOCKS (Cost - $65,031,167)			70,495,047

	Interest	Principal
	Rate %	Amount $
PREFERRED STOCK - 0.7%
OIL & GAS - 0.7%
TATNEFT PJSC	0.000	48,900	548,292
TOTAL PREFERRED STOCK (Cost - $491,843)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
CLOSED END FUND - 1.0%
Vietnam Enterprise Investments Limited *	117,461	$705,471
TOTAL CLOSED END FUND (Cost - $679,829)

WARRANT - 0.0%
Minor International PCL - NVDR - Warrant ++	51,085	3,491
TOTAL CLOSED END FUND (Cost - $0)

COLLATERAL FOR SECURITIES LOANED - 3.9%
Mount Vernon Prime Portfolio, 1.77% + # (Cost - $2,874,791)	2,874,791	2,874,791

TOTAL INVESTMENTS - 100.6% (Cost - $69,077,630)		$74,627,092
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(410,549)
NET ASSETS - 100.0%		$74,216,543

ADR - American Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,735,025 at January 31, 2020.

+	Variable rate security. Interest rate is as of January 31, 2020.

++	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $3,491 or 0.0% of net assets.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $1,240,560 or 1.7% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% (105% for non US Shares) of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
China	28.0%	Brazil	5.0%
Taiwan	12.4%	Hong Kong	4.8%
South Korea	11.2%	Thailand	2.9%
India	9.5%	Other Countries **	21.1%
Russia	5.1%	Total	100.0%

*	Based on total value of investments as of January 31, 2020.

**	Includes Collateral for Securities Loaned as of January 31, 2020.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2%
AEROSPACE/DEFENSE - 0.5%
Embraer SA - ADR ^ *	12,528	$210,972
Leonardo SpA	7,050	86,550
Rolls-Royce Holdings PLC - ADR ^	9,506	85,440
Safran SA	1,991	320,777
		703,739
AIRLINES - 0.5%
Deutsche Lufthansa AG	23,170	352,694
Qantas Airways Ltd.	55,475	235,220
Turk Hava Yollari AO *	1	2
		587,916
APPAREL- 1.5%
adidas AG	3,228	1,019,636
Burberry Group PLC - ADR ^	5,697	148,578
Kering	458	279,633
Pou Chen Corp. *	92,000	106,260
Puma SE	5,650	452,065
		2,006,172
AUTO MANUFACTURERS - 2.2%
Fiat Chrysler Automobiles NV	60,512	787,700
Hino Motors Ltd.	12,300	115,145
Kia Motors Corp.	11,634	395,705
Peugeot SA	9,267	190,664
Porsche Automobil Holding SE - ADR	11,600	77,778
Porsche Automobil Holding SE	3,193	215,142
Renault SA	3,188	124,598
Subaru Corp.	17,800	445,099
Tofas Turk Otomobil Fabrikasi AS	121,994	537,978
		2,889,809
AUTO PARTS & EQUIPMENT - 3.6%
Aisin Seiki Co., Ltd.	17,100	569,102
Cie Generale des Etablissements Michelin	1,588	184,104
Continental AG	4,015	457,830
Faurecia	4,396	209,294
Hankook Tire Co., Ltd. *	7,314	174,533
Hyundai Mobis Co., Ltd.	553	105,747
Magna International, Inc.	19,482	987,543
NGK Insulators Ltd.	7,000	117,334
Schaeffler AG	12,065	120,270
Yokohama Rubber Co., Ltd.	13,900	236,196
Toyoda Gosei Co., Ltd.	27,000	612,423
Valeo SA	25,831	766,623
Weifu High-Technology Group Co., Ltd. *	138,000	229,108
		4,770,107
BANKS - 4.7%
Agricultural Bank of China Ltd.	1,016,000	392,342
Alliance Bank Malaysia Bhd	202,400	120,379
Banco de Sabadell SA	213,813	192,508
Banco do Brasil SA *	25,300	285,963
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	51,300	73,514
Bancolombia SA	7,149	93,301
Bank of China Ltd.	1,336,000	516,914
Bank of Communications Co., Ltd.	384,000	246,031
Bank of Zhengzhou Co., Ltd.	114,000	35,390
BNP Paribas SA	3,158	167,459
China CITIC Bank Corp., Ltd.	397,000	207,283
China Everbright Bank Co., Ltd.	475,000	190,600
China Minsheng Banking Corp., Ltd.	288,500	201,453
Eurobank Ergasias SA *	56,951	52,214
Fukuoka Financial Group, Inc. *	10,700	185,373

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2% (Continued)
BANKS - 4.7% (Continued)
Industrial & Commercial Bank of China Ltd. - ADR ^	14,633	$193,595
Industrial & Commercial Bank of China Ltd.	815,000	541,094
Mediobanca SpA	27,046	269,594
National Bank of Greece SA *	83,517	264,900
Shinsei Bank Ltd.	21,200	324,508
Societe Generale SA	9,676	312,873
Turkiye Garanti Bankasi AS *	66,475	131,912
Turkiye Is Bankasi *	81,167	98,034
Turkiye Vakiflar Bankasi TAO *	555,336	612,279
UniCredit SpA	26,976	360,051
Yapi ve Kredi Bankasi AS *	184,313	91,364
		6,160,928
BEVERAGES - 0.3%
Carlsberg A/S	3,075	448,691

BUILDING MATERIALS - 0.7%
Asia Cement Corp.	118,000	175,516
BBMG Corp.	327,000	87,382
Cie de Saint-Gobain	4,573	172,400
CSG Holding Co., Ltd.	619,000	187,440
Imerys SA	5,380	232,071
KCC Glass Corp. *	727	20,800
		875,609
CHEMICALS - 2.1%
Akzo Nobel NV	4,336	408,864
Covestro AG	7,604	320,209
Hanwha Solutions Corp. *	6,809	94,468
Kaneka Corp.	14,500	444,433
KCC Corp.	774	129,709
Koninklijke DSM NV	1,924	233,982
Kumho Petrochemical Co., Ltd. *	2,215	119,925
Nitto Denko Corp.	3,200	177,833
Shin-Etsu Chemical Co., Ltd.	6,800	777,458
		2,706,881
COAL - 0.3%
China Shenhua Energy Co., Ltd.	70,500	123,919
Inner Mongolia Yitai Coal Co., Ltd. *	333,400	263,720
		387,639
COMMERCIAL SERVICES - 3.2%
Adyen NV *	175	160,686
Amadeus IT Group SA	2,894	226,734
Ashtead Group PLC	11,360	366,038
Brambles Ltd. - ADR ^	12,000	199,800
Brambles Ltd.	25,057	209,302
CCR SA *	13,400	56,915
Cielo SA	48,300	80,137
Experian PLC	20,616	716,352
Guangdong Provincial Expressway Development Co., Ltd. *	92,100	70,737
RELX PLC	8,912	236,040
RELX PLC *	18,172	480,662
Sichuan Expressway Co., Ltd.	400,000	109,264
StoneCo Ltd. ^ *	14,700	638,568
Wirecard AG ^	4,894	717,308
		4,268,543
COMPUTERS - 3.8%
Advantech Co., Ltd. *	32,000	305,222
Asustek Computer., Inc.	21,000	154,661
CGI., Inc. *	7,890	603,743
Check Point Software Technologies Ltd. * ^	2,581	295,034
Chicony Electronics Co., Ltd. *	144,000	405,462
Compal Electronics, Inc.	276,000	166,197
Computershare Ltd.	25,961	306,572

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2% (Continued)
COMPUTERS - 3.8% (Continued)
CyberArk Software Ltd. * ^	2,200	$304,106
Eastern Communications Co., Ltd. *	205,700	110,667
Fujitsu Ltd.	3,600	380,533
Lenovo Group Ltd. - ADR	4,300	56,545
Lenovo Group Ltd.	396,000	258,447
Lite-On Technology Corp. *	269,000	416,736
NTT Data Corp.	28,900	405,852
Obic Co., Ltd.	1,100	149,846
Otsuka Corp. *	7,900	307,974
Quanta Computer, Inc.	196,000	397,948
		5,025,545
COSMETICS / PERSONAL CARE - 1.1%
Unilever NV	20,683	1,205,975
Unilever PLC	4,648	276,777
		1,482,752
DISTRIBUTION / WHOLESALE - 0.3%
Hanwha Corp. *	12,423	223,210
Toyota Tsusho Corp.	5,700	197,006
		420,216
DIVERSIFIED FINANCIAL SERVICES - 3.1%
ASX Ltd.	9,208	520,988
B3 SA - Brasil Bolsa Balcao	35,500	398,428
BNK Financial Group, Inc. *	31,712	178,862
China Merchants Securities Co., Ltd.	75,600	86,474
CI Financial Corp.	21,754	381,441
CSC Financial Co., Ltd.	153,500	119,965
Deutsche Boerse AG	3,126	507,035
Far East Horizon Ltd.	233,000	205,904
GF Securities Co., Ltd.	80,600	88,054
Haitong Securities Co., Ltd.	268,400	259,431
Hana Financial Group, Inc.	10,225	282,574
Hargreaves Lansdown PLC	7,275	164,852
Investec Ltd. *	42,643	236,491
Magellan Financial Group Ltd. *	948	41,752
Mebuki Financial Group, Inc.	118,800	263,198
Orient Securities Co., Ltd.	98,000	53,949
Yuanta Financial Holding Co., Ltd. *	498,000	322,495
		4,111,893
ELECTRIC - 2.9%
Centrais Eletricas Brasileiras SA *	11,400	104,523
Enel Americas SA	1,507,008	296,796
Enel Chile SA	829,780	78,653
Enel SpA *	224,751	1,957,502
Engie Brasil Energia SA	32,500	395,788
Iberdrola SA	50,363	550,617
Interconexion Electrica SA ESP	23,946	131,439
Tokyo Electric Power Co. Holdings, Inc. *	79,600	315,120
		3,830,438
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
Brother Industries Ltd.	10,100	195,001
Delta Electronics, Inc. *	76,000	355,093
Dongfang Electric Corp., Ltd.	202,800	105,650
LG Innotek Co., Ltd.	1,945	242,388
		898,132
ELECTRONICS - 2.6%
Alps Alpine Co., Ltd.	9,400	168,710
Delta Electronics Thailand PCL	134,200	237,510
Hitachi High-Technologies Corp.	3,300	235,884
Hoya Corp.	10,600	1,014,197
Kyocera Corp.	11,600	761,983
LG Display Co., Ltd. - ADR *	26,600	166,516
Omron Corp.	7,000	400,743
TDK Corp.	4,000	423,385
		3,408,928

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2% (Continued)
ENERGY - ALTERNATE SOURCES - 0.3%
Vestas Wind Systems A/S - ADR	3,700	$122,311
Xinyi Solar Holdings Ltd.	372,000	260,029
		382,340
ENGINEERING & CONSTRUCTION - 0.6%
ACS Actividades de Construccion y Servicios SA	7,566	251,355
Enka Insaat ve Sanayi AS	139,679	164,411
Grupo Aeroportuario del Pacifico SAB de CV - ADR	3,414	422,243
		838,009
ENTERTAINMENT - 0.6%
Aristocrat Leisure Ltd.	29,681	707,921
Astro Malaysia Holdings Bhd	234,900	68,473
		776,394
ENVIRONMENTAL CONTROL - 0.1%
China Conch Venture Holdings Ltd.	37,000	164,561

FOOD - 2.9%
Associated British Foods PLC - ADR	4,622	159,667
CJ CheilJedang Corp. *	362	31,097
Coles Group Ltd.	43,616	478,636
JBS SA *	87,700	565,820
Nestle SA	11,877	1,308,249
NH Foods Ltd. *	2,900	127,266
Want Want China Holdings Ltd.	350,000	288,971
WH Group Ltd.	167,500	157,669
Woolworths Group Ltd.	26,512	736,395
		3,853,770
FOOD SERVICE - 0.2%
Compass Group PLC - ADR	9,390	232,778

FOREST PRODUCTS & PAPER - 0.1%
Nine Dragons Paper Holdings Ltd.	51,000	48,206
Shandong Chenming Paper Holdings Ltd. *	73,800	30,948
		79,154
GAS - 0.3%
Gas Natural SDG SA	12,697	334,624

HAND / MACHINE TOOLS - 0.3%
Disco Corp.	800	184,224
Techtronic Industries Co., Ltd. - ADR	5,200	208,624
		392,848
HEALTHCARE-PRODUCTS - 2.5%
Coloplast A/S - ADR ^	5,800	72,732
Getinge AB	12,450	211,768
Koninklijke Philips NV	25,356	1,160,351
Olympus Corp.	36,400	587,961
Smith & Nephew PLC - ADR ^	3,925	188,439
Smith & Nephew PLC	27,710	665,567
Terumo Corp.	12,300	442,626
		3,329,444
HEALTHCARE-SERVICES - 0.5%
ICON PLC *	3,070	517,663
Notre Dame Intermedica Participacoes SA	9,700	157,988
		675,651
HOLDING COMPANIES - DIVERSIFIED - 0.0%
Haci Omer Sabanci Holding AS *	1	1

HOME BUILDERS - 0.1%
Taylor Wimpey PLC	36,241	102,616

HOME FURNISHINGS - 0.8%
Arcelik AS *	64,164	223,655
LG Electronics, Inc. *	2,286	124,653
Nien Made Enterprise Co., Ltd.	16,000	129,584
Panasonic Corp.	57,700	573,265
		1,051,157

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2% (Continued)
HOUSEWARES - 0.6%
Turkiye Sise ve Cam Fabrikalari AS	780,321	$724,256

INSURANCE - 5.0%
Aegon NV - ADR	54,233	217,474
Aegon NV	19,140	77,456
Allianz SE	4,607	1,099,050
Assicurazioni Generali SpA	30,414	592,183
Aviva PLC - ADR	18,700	195,041
AXA SA	30,706	815,896
BB Seguridade Participacoes SA	28,700	233,724
China Pacific Insurance Group Co., Ltd.	84,800	282,913
China Reinsurance Group Corp.	568,000	80,671
CNP Assurances	14,352	258,142
Dai-ichi Life Holdings, Inc.	17,800	264,100
Mapfre SA	63,895	163,392
MS&AD Insurance Group Holdings, Inc.	20,500	680,672
NN Group NV	14,996	520,091
People’s Insurance Co Group of China Ltd.	206,000	73,723
Sul America SA	13,100	192,519
T&D Holdings, Inc.	16,600	176,895
Tokio Marine Holdings, Inc.	12,700	689,181
		6,613,123
INTERNET - 1.3%
Auto Trader Group PLC	48,367	356,268
NAVER Corp.	804	119,900
Trend Micro, Inc. *	6,600	344,757
Vipshop Holdings Ltd. - ADR *	19,300	245,689
Yandex NV *	15,200	681,112
		1,747,726
INVESTMENT COMPANIES - 0.2%
Grupo de Inversiones Suramericana SA	15,162	123,507
Itausa - Investimentos Itau SA *	50,738	151,861
		275,368
IRON / STEEL - 0.9%
Fortescue Metals Group Ltd.	8,249	61,112
Fortescue Metals Group Ltd. - ADR	14,700	219,471
Iskenderun Demir ve Celik AS	251,984	327,339
POSCO - ADR	5,400	239,814
POSCO	1,122	203,271
Ternium SA - ADR ^	7,141	149,461
		1,200,468
LEISURE TIME - 0.5%
Carnival PLC	8,014	326,736
Giant Manufacturing Co., Ltd.	23,000	135,437
Yamaha Motor Co., Ltd.	7,100	131,723
		593,896
LODGING - 0.8%
Genting Malaysia Berhad *	604,800	443,348
Melco Resorts & Entertainment Ltd. - ADR	8,240	166,201
NagaCorp Ltd.	66,000	93,117
Sands China Ltd. - ADR	4,200	199,080
Shanghai Jinjiang International Hotels Co., Ltd. *	48,300	84,477
		986,223
MACHINERY-CONSTRUCTION & MINING - 1.1%
Doosan Bobcat, Inc.	11,133	286,266
Doosan Fuel Cell Co., Ltd. *	2,769	8,745
Hitachi Ltd. - ADR	1,793	133,758
Hitachi Ltd.	21,200	807,232
Mitsubishi Heavy Industries Ltd.	5,000	182,337
		1,418,338
MACHINERY-DIVERSIFIED - 1.0%
CNH Industrial NV	51,375	488,972
Doosan Co., Ltd.	828	39,138
GEA Group AG *	17,059	510,402
Hexagon AB	5,836	316,880
		1,355,392

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2% (Continued)
MEDIA - 0.1%
ProSiebenSat.1 Media SE - ADR	11,069	$35,880
Wolters Kluwer NV *	1,876	140,858
		176,738
MINING - 6.5%
Anglo American PLC	46,438	1,209,648
AngloGold Ashanti Ltd. - ADR	17,900	364,444
BHP Group Ltd.	38,130	977,875
BHP Group Ltd. - ADR ^	9,825	502,156
BHP Group PLC - ADR	8,300	360,469
BHP Group PLC	36,022	782,712
China Hongqiao Group Ltd. *	291,500	143,275
Cia de Minas Buenaventura SAA - ADR	5,140	66,460
Doosan Solus Co., Ltd. *	1,526	10,431
Glencore PLC - ADR	27,416	158,739
Glencore PLC	116,121	339,016
Grupo Mexico SAB de CV	113,900	302,421
MMC Norilsk Nickel PJSC - ADR	3,591	116,061
MMC Norilsk Nickel PJSC *	252	82,014
Newcrest Mining Ltd.	15,245	305,228
Rio Tinto Ltd.	9,035	586,310
Rio Tinto PLC - ADR ^	29,192	1,559,729
Rio Tinto PLC	4,296	229,325
Shandong Gold Mining Co., Ltd.	82,750	205,157
Teck Resources Ltd.	19,452	251,506
		8,552,976
MISCELLANEOUS MANUFACTORING - 0.7%
Siemens AG	7,652	943,061

OFFICE/BUSINESS EQUIPMENT - 0.8%
Canon, Inc. - ADR	7,400	193,658
FUJIFILM Holdings Corp.	12,400	615,669
Konica Minolta, Inc.	25,900	158,053
Seiko Epson Corp. - ADR ^	15,900	117,024
		1,084,404
OIL & GAS - 3.0%
China Petroleum & Chemical Corp.	1,550,000	816,442
Gazprom PJSC - ADR	30,800	215,292
Gazprom PJSC - ADR	67,456	474,216
Lundin Petroleum AB	3,064	93,077
Petrobras Distribuidora SA	35,500	239,588
PetroChina Co., Ltd. - ADR *	8,450	371,884
Surgutneftegas PJSC *	1,345,800	969,584
Tourmaline Oil Corp.	21,648	218,518
Ultrapar Participacoes SA *	102,100	603,772
		4,002,373
OIL & GAS SERVICES - 0.5%
China Oilfield Services Ltd.	482,000	699,525

PHARMACEUTICALS - 12.9%
Alfresa Holdings Corp.	11,300	226,979
Astellas Pharma, Inc.	39,200	692,477
AstraZeneca PLC - ADR	21,482	1,046,173
Bayer AG	12,279	984,704
Chugai Pharmaceutical Co., Ltd.	9,900	1,013,764
Eisai Co., Ltd. - ADR	2,600	195,832
GlaxoSmithKline PLC - ADR ^	20,400	954,720
Grifols SA	2,976	67,645
Hisamitsu Pharmaceutical Co., Inc.	6,600	333,668
Hypera SA	46,300	385,395
Kyowa Kirin Co., Ltd.	13,300	312,587
Livzon Pharmaceutical Group, Inc.	120,400	412,920
Medipal Holdings Corp.	9,100	192,776
Novartis AG	21,381	2,017,206
Novo Nordisk A/S - ADR ^	3,302	200,861
Novo Nordisk A/S	16,055	976,505
Ono Pharmaceutical Co., Ltd.	16,200	372,932

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 98.2% (Continued)
PHARMACEUTICALS - 12.9% (Continued)
Otsuka Holdings Co., Ltd. - ADR	5,900	$130,691
Otsuka Holdings Co., Ltd.	2,800	124,357
Roche Holding AG - ADR	13,300	555,940
Roche Holding AG	11,030	3,695,423
Sanofi	4,137	398,660
Shionogi & Co., Ltd.	8,000	475,661
Suzuken Co Ltd/Aichi Japan	3,200	122,654
Tong Ren Tang Technologies Co., Ltd.	73,000	67,579
UCB SA	12,178	1,119,789
		17,077,898
PRIVATE EQUITY - 0.6%
3i Group PLC	51,117	742,293

REAL ESTATE - 0.3%
Hang Lung Group Ltd.	37,000	91,453
Hysan Development Co., Ltd.	36,000	134,416
REA Group Ltd.	2,068	156,487
		382,356
REITS - 0.1%
Fortress REIT Ltd.	148,565	73,918

RETAIL - 0.9%
Hennes & Mauritz AB	16,983	372,149
Kingfisher PLC	130,026	348,481
Lao Feng Xiang Co., Ltd.	18,100	58,879
Lojas Americanas SA *	203	1,106
Pandora A/S - ADR	4,800	61,968
Wesfarmers Ltd.	12,057	361,761
		1,204,344
SEMICONDUCTORS - 8.9%
Advantest Corp.	11,000	573,720
ASM Pacific Technology Ltd.	14,900	200,818
ASML Holding NV - ADR	830	232,948
Infineon Technologies AG	23,880	512,620
MediaTek, Inc.	36,000	455,486
Novatek Microelectronics Corp. *	62,000	437,172
NXP Semiconductors NV ^	4,226	536,110
Powertech Technology, Inc. *	48,000	170,064
Renesas Electronics Corp. *	25,700	161,642
Samsung Electronics Co., Ltd. - ADR	126	147,672
Samsung Electronics Co., Ltd. - ADR	375	364,500
Samsung Electronics Co., Ltd.	67,400	3,122,846
Samsung Electronics Co., Ltd.	8,550	334,226
SK Hynix, Inc. *	14,214	1,081,492
STMicroelectronics NV ^	8,951	249,112
STMicroelectronics NV - ADR	1,890	52,637
SUMCO Corp.	38,900	594,669
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR ^	10,218	551,159
Taiwan Semiconductor Manufacturing Co., Ltd. *	35,000	360,997
Tokyo Electron Ltd.	5,200	1,143,403
United Microelectronics Corp. *	965,000	471,070
		11,754,363
SOFTWARE - 2.5%
Constellation Software, Inc.	300	315,538
Dassault Systemes SE	550	95,140
Konami Holdings Corp.	2,200	85,177
Micro Focus International PLC	20,549	275,482
NetEase, Inc. - ADR	615	197,267
Oracle Corp. Japan	2,100	181,721
Sage Group PLC	16,965	164,877
SAP SE	11,299	1,470,357
Temenos AG	1,811	290,955
Xero Ltd. *	3,984	224,586
		3,301,100

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Security		Shares	Value
COMMON STOCKS - 98.2% (Continued)
TELECOMMUNICATIONS - 2.5%
Deutsche Telekom AG		52,610	$851,409
Hellenic Telecommunications Organization SA *		10,966	163,648
Koninklijke KPN NV		19,681	55,101
Nice Ltd. - ADR *		1,319	227,264
Nippon Telegraph & Telephone Corp		29,600	754,503
Telecom Italia SpA/Milano - ADR *		29,581	155,300
Telecom Italia SpA/Milano - ADR		7,800	40,248
Telecom Italia SpA/Milano		450,379	236,614
Telefonica Brasil SA *		7,000	97,712
Telefonica SA		103,506	699,549
			3,281,348
TOYS/GAMES/HOBBIES - 0.9%
Nintendo Co., Ltd.		3,300	1,213,588

TRANSPORTATION - 1.6%
Aurizon Holdings Ltd.		56,206	201,486
Deutsche Post AG		17,402	606,689
East Japan Railway Co.		6,100	536,966
Nippon Express Co., Ltd.		3,000	156,284
Rumo SA *		8,700	47,193
West Japan Railway Co.		5,800	490,601
			2,039,219
WATER - 0.6%
Aguas Andinas SA		236,846	88,735
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		41,311	584,964
Cia de Saneamento Basico do Estado de Sao Paulo *		12,000	171,579
			845,278

TOTAL COMMON STOCKS (Cost - $119,079,706)			129,486,857

EXCHANGE TRADED FUND - 0.6%
EQUITY FUND - 0.6%
Global X MSCI Argentina ETF		6,197	158,209
iShares MSCI Eurozone ETF ^		16,700	676,016
TOTAL EXCHANGE TRADED FUND (Cost - $851,719)			834,225

	Expiration Date
WARRANT- 0.0%
Barito Pacific TBK PT * ++	6/4/2021	178,610	12,099
TOTAL WARRANTS (Cost - $0)

COLLATERAL FOR SECURITIES LOANED - 5.9%
Mount Vernon Prime Portfolio, 1.77% + #		7,791,934	7,791,934
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $7,791,934)

TOTAL INVESTMENTS - 104.7% (Cost - $127,723,359)			$138,125,115
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%			(6,166,134)
NET ASSETS - 100.0%			$131,958,981

PLC - Public Limited Company

REITS - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,427,764 at January 31, 2020.

+	Variable rate security. Interest rate is as of January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2020

Portfolio Composition * - (Unaudited)
Japan	18.6%	Australia	4.8%
Britain	10.9%	Brazil	4.1%
Germany	8.1%	Taiwan	4.0%
China	6.5%	France	3.3%
Switzerland	6.1%	Other Countries **	27.6%
South Korea	6.0%	Total	100.0%

* Based on total value of investments as of January 31, 2020.

** Includes collateral for securities loaned as of January 31, 2020.

Percentage may differ from Schedule of Investments which is based on Fund net assets

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
January 31, 2020

Security						Shares	Value
EXCHANGE TRADED FUNDS - 22.3%
COMMODITY EXCHANGE TRADED FUNDS - 5.6%
iShares Commodities Select Strategy ETF						71,528	$2,152,993

DEBT EXCHANGE TRADED FUNDS - 5.0%
SPDR Bloomberg Barclays High Yield Bond ETF						17,890	1,950,726

EQUITY EXCHANGE TRADED FUNDS - 11.7%
iShares Currency Hedged MSCI Germany ETF						6,239	177,936
iShares Currency Hedged MSCI Japan ETF						17,368	557,339
SPDR S&P 500 ETF Trust						11,839	3,808,961
							4,544,236

TOTAL EXCHANGE TRADED FUNDS (Cost - $7,238,008)							8,647,955

				Exercise		Expiration
	Counterparty	Contracts	Notional	Price		Date
PURCHASED OPTIONS * + - 4.2%
CALL OPTION ON FUTURES PURCHASED - 4.0%
US 10 Year Future	Goldman Sachs	104	$12,116,000	US $116.50		2/21/2020	1,576,250
							1,576,250
PUT OPTIONS ON FUTURES PURCHASED - 0.2%
S&P 500 E-Mini Option	Goldman Sachs	40	5,640,000	US $2,820		3/20/2020	19,800
S&P 500 E-Mini Option	Goldman Sachs	36	5,310,000	US $2,950		4/17/2020	56,880
							76,680

TOTAL PURCHASED OPTIONS (Cost - $1,450,000)							1,652,930

		Principal		Discount
		Amount ($)		Rate (%)		Maturity
SHORT-TERM INVESTMENTS - 70.2%
U.S. GOVERNMENT SECURITIES - 65.5%
US Treasury Bill ^^		1,141,000		1.4703		3/12/2020	1,139,159
US Treasury Bill ++		24,327,000		1.4450		3/19/2020	24,281,007
							25,420,166

		Shares		Interest Rate (%)
MONEY MARKET - 4.7%
Morgan Stanley Institutional Liquidity Fund		1,811,192		1.4800	^		1,811,192

TOTAL SHORT-TERM INVESTMENTS - (Cost - $27,228,794)							27,231,358

COLLATERAL FOR SECURITIES LOANED - 33.0%
Mount Vernon Prime Portfolio # (Cost - $12,795,500)		12,795,500		1.7700			12,795,500

TOTAL INVESTMENTS - 129.7% (Cost - $48,712,302)							$50,327,743
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.7)%							(11,513,329)
NET ASSETS - 100.0%							$38,814,414

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
January 31, 2020

						Unrealized
					Expiration	Appreciation
Open Futures Contracts **	Counterparty	Contracts	Notional		Date	(Depreciation)
LONG FUTURES CONTRACTS - (0.5)%
10 Year Mini JGB Future	Goldman Sachs	102	$14,389,261		3/12/2020	$69,681
CAC 40 10 Euro Future	Goldman Sachs	11	707,520		2/21/2020	(24,117)
Dax Index Future	Goldman Sachs	1	359,999		3/20/2020	(11,560)
FTSE 100 Index Future	Goldman Sachs	29	2,759,092		3/20/2020	(115,150)
FTSE/MIB Index Future	Goldman Sachs	8	1,029,253		3/20/2020	(19,850)
Hang Seng Index Future	Goldman Sachs	16	2,702,726		2/27/2020	(100,256)
IBEX 35 Index Future	Goldman Sachs	8	831,355		2/21/2020	(12,614)
MSCI Emerging Markets Future	Goldman Sachs	14	735,070		3/20/2020	(43,403)
S&P/TSX 60 IX Future	Goldman Sachs	9	1,403,879		3/19/2020	25,361
S&P 500 E-mini Future	Goldman Sachs	47	7,576,400		3/20/2020	26,166
Topix Index Future	Goldman Sachs	13	2,013,840		3/12/2020	(46,804)
US 10 Year Note (CBT)	Goldman Sachs	58	7,636,063		3/20/2020	55,482
TOTAL FUTURES CONTRACTS PURCHASED						(197,064)

SHORT FUTURES CONTRACTS - (0.7)%
Amsterdam Index Future	Goldman Sachs	(3)	(390,874)		2/21/2020	16,595
AUST 10 Year Bond Future	Goldman Sachs	(51)	(5,049,150)		3/16/2020	(56,478)
CAN 10 Year Bond Future	Goldman Sachs	(27)	(2,902,416)		3/20/2020	(44,261)
Euro-Bond Future	Goldman Sachs	(50)	(9,698,974)		3/6/2020	(166,171)
Japanese 10 Year Bond (OSE)	Goldman Sachs	(4)	(5,641,371)		3/13/2020	(369)
Long Gilt Future	Goldman Sachs	(17)	(3,023,925)		3/27/2020	(22,756)
SPI 200 Future	Goldman Sachs	(10)	(1,163,839)		3/19/2020	(4,269)
Swiss Market Index Future	Goldman Sachs	(7)	(765,721)		3/20/2020	(2,029)
TOTAL FUTURES CONTRACTS SOLD						(279,738)

NET UNREALIZED LOSS FROM FUTURES CONTRACTS						$(476,802)

				Exercise Price		Value
WRITTEN OPTIONS + - (0.1)%
WRITTEN CALL FUTURE OPTIONS - (0.0)%
S&P 500 E-Mini Option	Goldman Sachs	(15)	(2,486,250)	US $3,315	2/7/2020	$(1,875)
S&P 500 E-Mini Option	Goldman Sachs	(15)	(2,497,500)	US $3,330	2/14/2020	(2,888)
S&P 500 E-Mini Option	Goldman Sachs	(15)	(2,535,000)	US $3,380	2/21/2020	(975)
						(5,738)
WRITTEN PUT FUTURE OPTIONS - (0.1)%
S&P 500 E-Mini Option	Goldman Sachs	(15)	(2,332,500)	US $3,110	2/21/2020	(16,050)
S&P 500 E-Mini Option	Goldman Sachs	(15)	(2,370,000)	US $3,160	2/28/2020	(28,875)
						(44,925)

TOTAL WRITTEN OPTIONS - (Premiums Received - $38,719)						$(50,663)

ETF - Exchange Traded Fund

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

^	Variable rate security. Interest rate is as of January 31, 2020.

^^	All of this security is segregated as collateral for futures contracts.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the

++	All or a portion of these securities are on loan. Total loaned securities had a value of $12,536,136.

#	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 3.3%
ENTERTAINMENT - 2.1%
Hard Rock Northern Indiana	1 mo. LIBOR + 9.000%	$1,678,378	10.662	+	11/7/2025	$1,762,297
Hard Rock Northern Indiana	1 mo. LIBOR + 9.000%	121,622	10.662	+	11/7/2025	127,703
						1,890,000
HEALTHCARE PRODUCTS - 1.2%
Weight Watchers International, Inc.	3 mo. LIBOR + 4.750%	1,054,819	7.249	+	11/29/2024	1,056,470

TOTAL BANK LOANS (Cost - $2,792,029)						2,946,470

BONDS & NOTES - 39.9%
AGRICULTURE - 0.8%
Bat Capital Corp. ^		735,000	3.215		9/6/2026	759,147

AIRLINES - 1.2%
American Airlines 2019-1 Class A Pass Through Trust		990,000	3.500		8/15/2033	1,051,883

AUTO MANUFACTURING - 0.5%
Ford Motor Credt Co. LLC		450,000	4.271		1/9/2027	456,826

BANKS - 6.2%
Credit Suisse Group AG - 144A	T 1 3/4 11/15/29 + 3.293%	1,185,000	5.100	+	1/24/2030	1,198,331
Goldman Sachs Capital I		1,150,000	6.345		2/15/2034	1,561,005
JP Morgan Chase & Co.	3 mo. LIBOR + 0.550%	2,005,000	2.460	+	2/1/2027	1,906,424
Wachovia Capital Trust II	3 mo. LIBOR + 0.500%	1,000,000	2.331	+	1/15/2027	948,335
						5,614,095
CHEMICALS - 0.9%
TPC Group, Inc. - 144A		750,000	10.500		8/1/2024	775,939

DIVERSIFIED FINANCIAL SERVICES - 5.7%
Citadel LP - 144A		985,000	4.875		1/15/2027	1,067,483
GE Capital International Funding Co. Unlimited Co.		325,000	2.342		11/15/2020	326,159
GE Capital International Funding Co. Unlimited Co.		770,000	4.418		11/15/2035	868,400
Global Aircraft Leasing Co. Ltd. - 144A		1,455,000	6.500		9/15/2024	1,492,175
Nomura Holdings, Inc.		1,395,000	3.103		1/16/2030	1,428,477
						5,182,694
ENGINEERING & CONSTRUCTION - 0.5%
Mexico City Airport Trust - 144A		395,000	5.500		7/31/207	434,474

ENTERTAINMENT - 0.9%
Enterprise Development Authority - 144A		725,000	12.000		7/15/2024	833,449

FOOD - 2.1%
JBS Investments GmbH - 144A		258,000	6.250		2/5/2023	261,010
JBS USA LLC - 144A		700,000	5.875		7/15/2024	718,375
Smithfield Foods, Inc. - 144A		835,000	5.200		4/1/2029	954,628
						1,934,013
FOREST PRODUCTS & PAPER - 0.9%
Suzano Austria GmbH- 144A		655,000	7.000		3/16/2047	783,822

HEALTHCARE-SERVICES - 1.8%
CommonSpirit Health		1,500,000	4.187		10/1/2049	1,618,416

INSURANCE - 3.9%
Mutual of Omaha Insurance Co. - 144A	3 mo. LIBOR + 2.640%	410,000	4.297	+	7/15/2024	416,872
Nippon Life Insurance - 144A		675,000	3.400		1/23/2050	685,969
Ohio National Financial Services - 144A		1,350,000	5.550		1/24/2030	1,388,539
United Insurance Holdings Corp.		1,000,000	6.250		12/15/2027	1,047,301
						3,538,681
IRON/STEEL - 1.5%
CSN Resources		1,351,000	6.500		7/21/2020	1,375,166

MEDIA - 1.9%
Viacom, Inc.	3 mo. LIBOR + 3.899%	1,500,000	6.250	+	2/28/2057	1,688,513

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
January 31, 2020

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BONDS & NOTES - 39.9% (Continued)
MINING - 0.2%
Codelco, Inc. - 144A		$210,000	4.250		7/17/2042	$228,968

OIL & GAS - 6.8%
Occidental Petroleum Corp.	3 mo. LIBOR + 1.450%	150,000	3.360	+	8/15/2022	1,508,544
Petroleos Mexicanos - 144A		680,000	5.950		1/28/2031	693,430
Petroleos Mexicanos - 144A		700,000	6.950		1/28/2060	712,096
Transocean Poseidon Ltd. - 144A		1,600,000	6.875		2/1/2027	1,675,716
Transocean Sentry Ltd. - 144A		1,570,000	5.375		5/15/2023	1,577,834
						6,167,620
PRIVATE EQUITY - 0.9%
Apollo Management Holdings LP - 144A	T 1 1/2 11/30/24 + 3.266%	780,000	4.950	+	1/14/2050	800,974

RETAIL - 0.5%
QVC, Inc.		490,000	4.750		2/15/2027	495,234

TELECOMMUNICATIONS - 2.7%
Gogo Intermediate Holdings LLC - 144A		500,000	9.875		5/1/2024	538,563
Sprint Capital Corp.		740,000	8.750		3/15/2032	820,919
Sprint Spectrum Co. LLC - 144A		1,000,000	4.738		3/20/2025	1,059,165
						2,418,647
TOTAL BONDS & NOTES (Cost - $34,323,034)						36,158,561

		Shares
COMMON STOCK - 0.0%
TELECOMMUNICATIONS - 0.0%
NII Holdings, Inc. *		10,000				21,700
TOTAL COMMON STOCK (Cost - $57,730)

		Principal	Interest		Maturity
		Amount	Rate %		Date
U.S. GOVERNMENT - 49.7%
TREASURY BILLS - 41.7%
Treasury Bill ^		$13,470,000	1.466	+	2/13/2020	13,464,518
Treasury Bill		13,480,000	1.469	+	2/25/2020	13,466,524
Treasury Bill ^		10,820,000	1.511	+	3/10/2020	10,802,319
						37,733,361
TREASURY NOTES/BONDS - 8.0%
Treasury Note / Bond ^		3,460,000	2.250		8/15/2049	3,643,340
Treasury Note / Bond		3,555,000	1.750		11/15/2029	3,629,502
						7,272,842
TOTAL U.S. GOVERNMENT (Cost - $44,672,509)						45,006,203

		Shares
SHORT-TERM INVESTMENT - 3.4%
MONEY MARKET FUND - 3.4%
First American Government Obligations Fund - Class Z		3,034,814	1.490	+		3,034,814
TOTAL SHORT-TERM INVESTMENT (Cost - $3,034,814)

COLLATERAL FOR SECURITIES LOANED - 32.3%
Mount Vernon Prime Portfolio #		29,288,012	1.770	+		29,288,012
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $29,288,012)

TOTAL INVESTMENTS - 128.6% (Cost - $114,168,128)						$116,455,760
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.6)%						(25,908,868)
TOTAL NET ASSETS - 100.0%						$90,546,892

LIBOR - London Inter-Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

+	Variable rate security. Interest rate is as of January 31, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020 the total market value of 144A securities is $18,297,812 or 20.2% of net assets.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $28,714,601 at January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
January 31, 2020

		Short	Notional Value at	Maturity	Unrealized
Security		Contracts	January 31, 2020	Date	Depreciation
OPEN SHORT FUTURES CONTRACTS - (0.5)%
U.S. 5 Year Treasury Note		4	$481,281	March-20	$(5,102)
U.S. 10 Year Treasury Note		106	13,955,563	March-20	(255,156)
U.S. Treasury Long Bond		54	8,830,688	March-20	(228,953)
NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					$(489,211)

CREDIT DEFAULT SWAPS
					Unrealized
		Notional Value at	Premium	Maturity	Appreciation/
Description	Counterparty	January 31, 2020	Paid (Received)	Date	(Depreciation)
To Buy Protection - Commonwealth Bank of Australia	Goldman Sachs	$2,000,000	$(12,974)	12/20/2023	$(41,070)
To Buy Protection - CDX NA IG. 32	HSBC Securities, Inc.	1,000,000	(18,467)	6/20/2024	43,071
To Sell Protection - Dell, Inc. (1)	JPMorgan	(3,000,000)	(145,119)	6/20/2024	99,702
To Sell Protection - Kohl’s Corp. (1)	Goldman Sachs	(2,000,000)	(41,422)	12/20/2024	4,601
To Buy Protection - Prudential Financial, Inc.	JPMorgan	3,000,000	(40,800)	9/20/2024	(32,944)
To Buy Protection - Xerox Corp.	JPMorgan	3,000,000	153,515	6/20/2024	(126,675)
To Buy Protection - Kraft Heinz Food	JPMorgan	2,000,000	(31,954)	6/20/2023	(885)
To Sell Protection - Kraft Heinz Food (1)	Goldman Sachs	(2,000,000)	14,987	12/20/2023	19,689
To Buy Protection - Newell Brands	Goldman Sachs	2,000,000	22,030	12/20/2023	12,027
To Sell Protection - Newell Brands (1)	JPMorgan	(2,000,000)	(32,614)	6/20/2023	(3,280)
NET UNREALIZED GAIN (LOSS) FROM CREDIT DEFAULT SWAPS					$(25,764)

TOTAL RETURN SWAPS

Reference Entity			Variable Rate
iBoxx USD Liquid High Yield Index	JPMorgan	5,000,000	3 mo LIBOR + 1.90%	3/20/2020	(100,641)
iBoxx USD Liquid High Yield Index	JPMorgan	5,000,000	3 mo LIBOR + 1.90%	6/20/2020	7,188
NET UNREALIZED GAIN (LOSS) FROM TOTAL RETURN SWAPS					$(93,453)

LIBOR - London Inter-bank Offered Rate

(1)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2020

Security	Shares		Value
COMMON STOCKS - 65.6%
AEROSPACE/DEFENSE - 4.2%
Boeing Co.	25,084		$7,983,485
Harris Corp.	11,653		2,579,158
			10,562,643
AIRLINES - 0.0%
American Airlines Group, Inc.	2,410		64,684
AMR Corp. * #	101,283		24,308
			88,992
APPAREL - 0.3%
Capri Holdings Ltd. *	23,387		700,675

AUTO MANUFACTURERS - 0.5%
Fiat Chrysler Automobiles	60,216		784,012
Navistar International Corp. *	15,045		550,948
			1,334,960
BANKS - 0.5%
Citigroup, Inc.	18,898		1,406,200

BIOTECHNOLOGY - 0.5%
Alder BioPharmaceuticals, Inc. * #	10,079		8,063
QIAGEN NV *	40,642		1,372,887
			1,380,950
BUILDING MATERIALS - 0.3%
Continental Building Products, Inc. *	21,415		792,141

CHEMICALS - 0.9%
A. Schulman, Inc. * #	44,665		33,499
Huntsman Corp.	75,671		1,555,796
International Flavors & Fragrances, Inc.	—	~	8
PolyOne Corp.	21,659		718,646
			2,307,949
COMMERCIAL SERVICES - 0.9%
2U, Inc, *	4,359		86,352
PayPal Holdings, Inc. *	19,957		2,272,903
			2,359,255
COMPUTERS - 1.3%
HP, Inc.	158,868		3,387,066

COSMETICS - 0.7%
Procter & Gamble Co.	14,225		1,772,720

DISTRIBUTION/WHOLESALE - 0.4%
WESCO International, Inc. *	21,371		1,034,570

DIVERSIFIED FINANCIAL SERVICES - 3.1%
Aircastle Ltd.	74,129		2,378,800
Fellazo, Inc. *	67,055		669,879
Mastercard, Inc.	3,193		1,008,796
TD Ameritrade Holding Corp.	79,136		3,757,377
			7,814,852
ELECTRIC - 0.5%
El Paso Electric Co.	20,674		1,407,693

ELECTRONICS - 0.3%
Fitbit, Inc. *	106,135		692,000

ENGINEERING & CONSTRUCTION - 1.2%
AECOM *	19,443		937,736
Jacobs Engineering Group, Inc.	23,208		2,147,436
			3,085,172
FOOD - 1.3%
Mondelez International, Inc.	55,540		3,186,885

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2020

Security	Shares	Value
COMMON STOCKS - 65.6% (Continued)
GAMING & LEISURE - 2.5%
Stars Group, Inc. *	262,680	$6,267,545

HEALTHCARE - PRODUCTS - 2.5%
Wright Medical Group NV *	211,681	6,380,065

HEALTHCARE - SERVICES - 0.3%
Centene Corp. *	9,967	626,027

HOLDING COMPANIES - DIVERSIFIED - 2.1%
8I Enterprises Acquisition Corp. *	42,550	427,628
Alberton Acquisition Corp. *	84,727	882,008
Boxwood Merger Corp. *	111,882	1,142,315
Far Point Acquisition Corp. *	35,843	380,653
Legacy Acquisition Corp. *	124,493	1,297,217
Pure Acquisition Corp. *	125,344	1,306,084
		5,435,905
INSURANCE - 0.6%
Voya Financial, Inc.	27,376	1,635,168

INTERNET - 1.4%
Alphabet, Inc. *	885	1,268,010
NortonLifeLock, Inc.	20,226	574,823
Spotify Technology SA *	2,489	351,696
Uber Technologies, Inc. *	34,402	1,248,449
		3,442,978
LODGING - 2.8%
Caesars Entertainment Corp. *	424,291	5,800,058
Hilton Grand Vacations, Inc. *	12,092	385,856
Wyndham Hotels & Resorts, Inc.	17,557	1,003,734
		7,189,648
MEDIA - 1.2%
Comcast Corp.	23,846	1,029,909
Discovery, Inc .* ^	23,171	677,983
DISH Network Corp. *	38,357	1,410,003
		3,117,895
MINING - 1.3%
Barrick Gold Corp.	76,666	1,419,854
Continental Gold, Inc. *	255,130	1,055,205
Freeport-McMoRan, Inc.	76,375	847,763
		3,322,822
MISCELLANEOUS MANUFACTURERS - 0.8%
General Electric Co.	48,664	605,867
Siemens AG	11,462	1,418,073
		2,023,940
OIL & GAS - 1.1%
Occidental Petroleum Corp.	19,040	756,269
Valero Energy Corp.	24,499	2,065,511
		2,821,780
PACKAGING & CONTAINERS - 0.6%
Crown Holdings, Inc. *	10,534	779,832
Westrock Co.	17,744	692,016
		1,471,848
PHARMACEUTICALS - 12.4%
Allergan PLC	105,085	19,613,064
Brtisol-Myers Squibb Co.	40,029	2,519,826
Cigna Corp.	12,920	2,485,550
Dermira, Inc. *	59,638	1,130,140
Diplomat Pharmacy, Inc. *	42,168	167,829
Elanco Animal Health, Inc. *	53,671	1,658,434
Johnson & Johnson	21,449	3,193,113
McKesson Corp.	1,081	154,161
Mylan NV *	28,934	619,766
		31,541,883

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2020

Security				Shares		Value
COMMON STOCKS - 65.6% (Continued)
PIPELINES - 3.0%
Columbia Pipeline Group, Inc. * #				84,102		$1
Tallgrass Energy LP				346,591		7,732,445
						7,732,446
REAL ESTATE INVESTMENT TRUSTS - 1.8%
CyrusOne, Inc.				11,846		720,828
Digital Realty Trust, Inc.				9,318		1,146,021
Equinix, Inc.				1,545		911,133
Weyerhaeuser Co.				61,171		1,770,900
						4,548,882
RETAIL - 2.1%
Dunkin’ Brands Group, Inc.				9,262		723,270
O’Reilly Automotive, Inc. *				2,060		836,566
Tiffany & Co.				27,973		3,748,941
						5,308,777
SEMICONDUCTORS - 5.1%
Cypress Semiconductor Corp.				266,866		6,225,984
Micron Technology, Inc. *				35,638		1,892,021
NXP Semiconductors NV				18,203		2,309,233
QUALCOMM, Inc.				29,016		2,475,355
						12,902,593
SOFTWARE - 1.5%
Avaya Holdings Corp. *				47,499		606,562
Borqs Technologies, Inc. *				93,231		167,816
Instructure, Inc. *				13,480		658,363
Microsoft Corp.				10,856		1,848,017
Take-Two Interactive Software, Inc. *				3,962		493,824
						3,774,582
TELECOMMUNICATIONS - 5.6%
Gilat Satellite Networks Ltd.				38,109		361,273
Motorola Solutions, Inc.				9,304		1,646,808
NII Holdings, Inc. *				205,893		442,670
Zayo Group Holdings, Inc. *				339,247		11,788,833
						14,239,584
TOTAL COMMON STOCKS (Cost - $165,551,663)						167,099,091

CLOSED END FUNDS - 1.7%
Altaba, Inc. #				193,882		4,197,545
TOTAL CLOSED END FUNDS (Cost - $3,805,238)

EXCHANGE TRADED FUNDS - 2.1%
Invesco Senior Loan ETF				56,315		1,273,282
SPDR Blackstone / GSO Senior Loan ETF				85,456		3,973,704
TOTAL EXCHANGE TRADED FUNDS - (Cost - $5,360,595)						5,246,986

					Expiration Date
RIGHTS - 0.0%
Nexstar Broadcasting Group, Inc. * #				87,600	Perpetual	4,380
Pan American Silver Corp.				43,553	3/19/2049	28,745
TOTAL RIGHTS (Cost - $54,473)						33,125

WARRANTS - 0.0%
Borqs Technologies, Inc. * #				105,552	10/28/2020	3,272
TOTAL WARRANTS (Cost - $8,254)

	Counterparty	Contracts**	Notional	Exercise Price
PURCHASED OPTIONS - 0.4%
PURCHASED CALL OPTIONS - 0.0%
Walgreens Boots Alliance, Inc.	JP Morgan	200	$1,300,000	$65.00	4/17/2020	1,000
United Rentals, Inc.	JP Morgan	86	1,311,500	152.50	2/21/2020	4,300
TOTAL PURCHASED CALL OPTIONS (Cost - $92,656)						5,300

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2020

Security	Counterparty	Contracts**	Notional	Exercise Price	Expiration Date		Value
PURCHASED OPTIONS - 0.4% (Continued)
PURCHASED PUT OPTIONS - 0.4%
Invesco QQQ Trust Series I	JP Morgan	626	$13,584,200	$217.00	2/21/2020		$200,946
S&P 500 Index	JP Morgan	102	33,660,000	3,300.00	2/21/2020		878,220
TOTAL PURCHASED PUT OPTIONS (Cost - $619,012)							1,079,166
TOTAL PURCHASED OPTIONS (Cost - $711,668)							1,084,466

					Interest
				Shares	Rate %
SHORT-TERM INVESTMENT - 25.1%
MONEY MARKET FUND - 25.1%
Fidelity Investments Money Market Fund - Class I				63,922,544	1.460	+	63,922,544
TOTAL SHORT-TERM INVESTMENT (Cost - $63,922,544)

COLLATERAL FOR SECURITIES LOANED - 0.8%
HSBC US Government Money Market Fund - Class I !				1,502,774	1.508	+	1,502,774
Morgan Stanley Institutional Liquidity Fund Prime Portfolio - Class Institutional !				499,250	1.693	+	499,599
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,002,024)							2,002,373

TOTAL INVESTMENTS - 95.7% (Cost - $241,416,459)							$243,589,402
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%							11,008,451
NET ASSETS - 100.0%							$254,597,853

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of January 31, 2020.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total value of such securities is $4,271,068 or 1.68% of net assets as of January 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,765,876 at January 31, 2020. Securities loaned with a value of $1,092,896 have been sold and are pending settlement.

!	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

~	Less than 0.5 shares.

Security	Counterparty	Contracts**	Notional Value	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS - (0.3)%
WRITTEN CALL OPTIONS - (0.0)%
Elanco Animal Health, Inc.	JP Morgan	411	$1,356,300	$33.00	2/21/2020	$11,508
Jacobs Engineering Group, Inc.	JP Morgan	129	1,225,500	95.00	2/21/2020	23,865
Micron Technology, Inc.	JP Morgan	270	1,485,000	55.00	2/21/2020	36,450
PayPal Holdings, Inc.	JP Morgan	176	2,024,000	115.00	2/21/2020	42,416
QUALCOMM, Inc.	JP Morgan	195	1,755,000	90.00	2/21/2020	33,735
United Rentals, Inc.	JP Morgan	86	1,376,000	160.00	2/21/2020	860
Walgreens Boots Alliance, Inc.	JP Morgan	200	1,500,000	75.00	4/17/2020	900
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $293,553)						149,734

WRITTEN PUT OPTIONS - (0.3)%
Invesco QQQ Trust Series 1	JP Morgan	626	13,208,600	211.00	2/21/2020	114,558
S&P 500 Index	JP Morgan	102	32,997,000	3,235.00	2/21/2020	542,640
United Rentals, inc.	JP Morgan	86	1,204,000	140.00	2/21/2020	59,168
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $379,023)						716,366
TOTAL WRITTEN OPTIONS (Premiums Received - $672,576)						$866,100

				Shares
SECURITIES SOLD SHORT * - (27.7)%
AEROSPACE/DEFENSE - (2.5)%
Boeing Co.				17,500		5,569,725
General Dynamics Corp.				4,191		735,269
						6,304,994
AIRLINES - (0.0)%
American Airlines Group, Inc.				2,410		64,684

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2020

Security	Shares	Value
SECURITIES SOLD SHORT * - (27.7)% (Continued)
BUILDING MATERIALS - (0.2)%
Johnson Controls International PLC	11,626	$458,646

CHEMICALS - (0.8)%
Dow, Inc.	24,826	1,143,734
International Flavors & Fragrances, Inc.	6,544	857,984
		2,001,718
COMPUTERS - (0.8)%
Accenture PLC	6,158	1,263,683
International Business Machines Corp.	5,362	770,680
		2,034,363
DISTRIBUTION/WHOLESALE - (0.3)%
Fastenal Co.	25,245	880,546

DIVERSIFIED FINANCIAL SERVICES - (1.5)%
Charles Schwab Corp.	85,121	3,877,261

ENTERTAINMENT - (1.0)%
Eldorado Resorts, Inc.	38,483	2,300,514
Penn National Gaming, Inc.	11,840	353,187
		2,653,701
EQUITY EXCHANGE TRADED FUNDS - (11.3)%
Consumer Staples Select Sector SPDR Fund	52,477	3,315,497
Health Care Select Sector SPDR Fund	21,884	2,169,580
Industrial Select Sector SPDR Fund	59,895	4,858,083
iShares Russell 2000 ETF	25,653	4,118,076
iShares U.S. Real Estate ETF	6,635	627,472
SPDR S&P 500 ETF Trust	32,205	10,361,315
SPDR S&P Retail ETF	31,430	1,353,376
Vaneck Vectors Semiconductor ETF	14,107	1,940,700
		28,744,099
Forest Products & Paper - (0.3)%
International Paper Co.	16,595	675,748

HEALTHCARE - SERVICES - (0.6)%
Humana, Inc.	4,288	1,441,797

HOUSEHOLD PRODUCTS - (0.3)%
Clorox Co.	4,242	667,309

INTERNET - (0.3)%
Roku, Inc.	5,325	644,059

LODGING - (0.2)%
Marriott International, Inc.	4,373	612,482

MACHINERY - DIVERSIFIED - (0.2)%
IDEX Corp.	3,332	545,948

MISCELLANEOUS MANUFACTURERS - (0.3)%
Illinois Tool Works, Inc.	4,354	761,863

PHARMACEUTICALS - (4.0)%
AbbVie, Inc.	94,628	7,666,760
Cigna Corp.	12,920	2,485,550
		10,152,310
REAL ESTATE INVESTMENT TRUSTS - (0.3)%
Kimco Realty Corp.	38,614	735,597

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2020

Security	Shares	Value
SECURITIES SOLD SHORT * - (27.7)% (Continued)
SEMICONDUCTORS - (1.3)%
Analog Devices, Inc.	5,379	$590,345
Applied Materials, Inc.	16,319	946,339
Broadcom, Inc.	1,817	554,476
Texas Instruments, Inc.	10,093	1,217,720
		3,308,880
SOFTWARE - (0.9)%
Cerner Corp.	11,356	815,701
Change Healthcare, Inc.	11,007	170,829
Oracle Corp.	23,926	1,254,919
		2,241,449
TELECOMMUNICATIONS - (0.2)%
Acacia Communications, Inc.	9,387	643,479

TEXTILES - (0.4)%
Mohawk Industries, Inc.	8,379	1,103,347

TOTAL SECURITIES SOLD SHORT - (Proceeds - $69,402,794)		$70,554,280

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

TOTAL RETURN SWAPS
					Unrealized
		Notional Value at		Maturity	Appreciation/
Reference Entity	Counterparty	January 31, 2020	Interest Rate	Date	(Depreciation)
LONG TOTAL RETURN SWAPS
Airbus SE	JPMorgan	$324,110	3 mo. LIBOR + 0.300%	10/22/2020	$40,232
Airbus SE	JPMorgan	326,637	3 mo. LIBOR + 0.300%	10/23/2020	33,297
Airbus SE	JPMorgan	439,621	3 mo. LIBOR + 0.300%	12/6/2020	19,865
Airbus SE	JPMorgan	306,809	3 mo. LIBOR + 0.300%	12/9/2020	14,518
NET UNREALIZED GAIN FROM LONG TOTAL RETURN SWAPS					107,912

SHORT TOTAL RETURN SWAPS
Flutter PLC	JPMorgan	829,301	3 mo. LIBOR + 0.300%	10/10/2020	(92,778)
Flutter PLC	JPMorgan	431,696	3 mo. LIBOR + 0.300%	10/11/2020	(71,828)
Flutter PLC	JPMorgan	1,662,557	3 mo. LIBOR + 0.300%	10/17/2020	(308,361)
Flutter PLC	JPMorgan	580,720	3 mo. LIBOR + 0.300%	10/24/2020	(102,281)
Flutter PLC	JPMorgan	905,674	3 mo. LIBOR + 0.300%	10/25/2020	(164,685)
Peugeot SA	JPMorgan	786,500	3 mo. LIBOR + 0.300%	11/4/2020	163,736
NET UNREALIZED LOSS FROM SHORT TOTAL RETURN SWAPS					(576,197)
NET UNREALIZED LOSS FROM TOTAL RETURN SWAPS					$(468,285)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2020

Security			Shares	Value
COMMON STOCKS - 35.9%
COMMERCIAL SERVICES - 4.0%
CoStar Group, Inc. *			3,700	$2,416,063

ELECTRIC - 6.3%
Brookfield Infrastructure Partners LP			35,400	1,925,760
Brookfield Renewable Partners LP			37,687	1,836,864
				3,762,624
LEISURE PRODUCTS - 3.0%
Drive Shack, Inc. *			472,260	1,785,143

LODGING - 4.9%
Las Vegas Sands Corp.			22,784	1,488,023
Wynn Resorts Ltd.			11,663	1,471,404
				2,959,427
TELECOMMUNICATIONS - 11.9%
GDS Holdings Ltd. *			67,050	3,467,156
Switch, Inc.			232,069	3,713,104
				7,180,260
TRUCKING & LEASING - 5.8%
Fortress Transportation & Infrastructure Investors LLC			180,362	3,459,343

TOTAL COMMON STOCKS (Cost - $21,546,627)				21,562,860

REITS - 63.8%
APARTMENTS - 3.1%
Invitation Homes, Inc.			59,400	1,869,318

DIVERSIFIED - 25.7%
American Tower Corp.			21,140	4,898,984
Crown Castle International Corp.			29,757	4,458,789
Equinix, Inc.			5,572	3,285,976
SBA Communications Corp.			11,270	2,812,541
				15,456,290
MANUFACTURED HOMES - 8.5%
Equity LifeStyle Properties, Inc.			34,300	2,495,325
Sun Communities, Inc.			16,101	2,611,099
				5,106,424
OFFICE - 6.2%
Alexandria Real Estate Equities, Inc.			22,812	3,722,918

STORAGE - 4.0%
National Storage Affiliates Trust			69,300	2,366,595

WAREHOUSE/INDUSTRIAL - 16.3%
Americold Realty Trust			69,343	2,390,253
CyrusOne, inc.			31,430	1,912,516
Innovative Industrial Properties, Inc.			23,275	2,083,112
Prologis, Inc.			20,080	1,865,030
Rexford Industrial Realty, Inc.			31,998	1,541,984
				9,792,895

TOTAL REITS (Cost - $32,720,538)				38,314,440

	Interest
	Rate %
COLLATERAL FOR SECURITIES LOANED - 4.7%
Mount Vernon Prime Portfolio #	1.770	+	2,814,150	2,814,150
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,814,150)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund (Continued)
January 31, 2020

Value
TOTAL INVESTMENTS - 104.4% (Cost - $57,081,315)	$62,691,450
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(2,633,616)
TOTAL NET ASSETS - 100.00%	$60,057,834

ADR - American Depositary Receipt.

LLC - Limited Liability Company

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,712,291 at January 31, 2020.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$34,780,941	$—	$34,780,941
Foreign Government Bonds	—	392,945	—	392,945
Municipal	—	2,933,557	—	2,933,557
U.S. Government & Agency	—	12,066,588	—	12,066,588
Bank Loans	—	2,462,895	—	2,462,895
Collateral for Securities Loaned	499,012	—	—	499,012
Total Investments	$499,012	$52,636,926	$—	$53,135,938

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,138,353	$—	$1,138,353
Bank Loans *	—	175,497,376	—	175,497,376
Bonds & Notes *	—	7,522,997	—	7,522,997
Common Stock *	147,719	—	—	147,719
Exchange Traded Funds	953,033	—	—	953,033
Rights	—	10,943	—	10,943
Warrants	—	251,175	—	251,175
Short-Term Investment	6,366,264	—	—	6,366,264
Collateral for Securities Loaned	390,737	—	—	390,737
Total Investments	$7,857,753	$184,420,844	$—	$192,278,597

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$105,344,309	$—	$105,344,309
Short-Term Investment	153,635	—	—	153,635
Collateral for Securities Loaned	3,923,983	—	—	3,923,983
Total Investments	$4,077,618	$105,344,309	$—	$109,421,927

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$24,806,517	$—	$24,806,517
Foreign Government Bonds	—	13,028,733	—	13,028,733
Whole Loan Collateral	—	334,001	—	334,001
Short-Term Investments	790,303	—	—	790,303
Total Assets	$790,303	$38,169,251	$—	$38,959,554
Assets-Derivatives
Futures	$101,361	$—	$—	$101,361
Forward Currency Contracts	—	511,901	—	511,901
Swap Contracts	—	1,087	—	1,087
Total Asset Derivatives	$101,361	$512,988	$—	$614,349
Liabilities-Derivatives
Futures	$187,930	$—	$—	$187,930
Forward Currency Contracts	—	123,880	—	123,880
Total Liability Derivatives	$187,930	$123,880	$—	$311,810

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$83,836,350	$—	$—	$83,836,350
Collateral for Securities Loaned	5,176,152	—	—	5,176,152
Total Investments	$89,012,502	$—	$—	$89,012,502

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$54,622,829	$—	$—	$54,622,829
Collateral for Securities Loaned	3,660,278	—	—	3,660,278
Total Investments	$58,283,107	$—	$—	$58,283,107

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2020

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$115,404,685	$—	$—	$115,404,685
Total Investments	$115,404,685	$—	$—	$115,404,685

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$51,873,847	$—	$—	$51,873,847
Collateral for Securities Loaned	3,551,870	—		3,551,870
Total Investments	$55,425,717	$—	$—	$55,425,717

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$18,709,485	$51,785,562	$—	$70,495,047
Preferred Stock	548,292	—	—	548,292
Closed End Fund	—	705,471	—	705,471
Warrant	3,491	—	—	3,491
Collateral for Securities Loaned	2,874,791	—	—	2,874,791
Total Investments	$22,136,059	$52,491,033	$—	$74,627,092

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$27,227,558	$102,259,299	$—	$129,486,857
Exchange Traded Fund	834,225	—	—	834,225
Warrant	12,099	—	—	12,099
Collateral for Securities Loaned	7,791,934	—	—	7,791,934
Total Investments	$35,865,816	$102,259,299	$—	$138,125,115

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,647,955	$—	$—	$8,647,955
Short-Term Investments	1,811,192	25,420,166	—	27,231,358
Collateral for Securities Loaned	12,795,500	—	—	12,795,500
Total Assets	$23,254,647	$25,420,166	$—	$48,674,813
Assets-Derivatives
Futures	193,285	—	—	193,285
Purchased Future Options	1,652,930	—	—	1,652,930
Total Asset Derivatives	$1,846,215	$—	$—	$1,846,215
Liability-Derivatives
Futures	$670,087	—	—	$670,087
Written Future Options	50,663	—	—	50,663
Total Liability Derivatives	$720,750	$—	$—	$720,750

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2020

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$2,946,470	$—	$2,946,470
Bonds & Notes *	—	36,158,561	—	36,158,561
Common Stock *	21,700	—	—	21,700
U.S. Government	—	45,006,203	—	45,006,203
Short-Term Investment	3,034,814	—	—	3,034,814
Collateral for Securities Loaned	29,288,012	—	—	29,288,012
Total Assets	$32,344,526	$84,111,234	$—	$116,455,760
Liabilities - Derivatives
Futures	$489,211	$—	$—	$489,211
Swap Contracts	—	119,217	—	119,217
Total Liability Derivatives	$489,211	$119,217	$—	$608,428

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$167,033,220	$65,871	$—	$167,099,091
Closed End Funds	—	4,197,545	—	4,197,545
Exchange Traded Funds	5,246,986	—	—	5,246,986
Rights	28,745	4,380	—	33,125
Warrants	—	3,272	—	3,272
Purchased Call Options	5,300	—	—	5,300
Purchased Put Options	1,079,166	—	—	1,079,166
Short-Term Investments	63,922,544	—	—	63,922,544
Collateral for Securities Loaned	2,002,373	—	—	2,002,373
Total Investments	$239,318,334	$4,271,068	$—	$243,589,402
Asset - Derivatives
Swap Contracts	$—	$107,912	$—	$107,912
Total Asset - Derivatives	$—	$107,912	$—	$107,912
Liabilities
Securities Sold Short	$70,554,280	$—	$—	$70,554,280
Total Investments	$70,554,280	$—	$—	$70,554,280
Liability - Derivatives
Written Call Options	$148,834	$900	$—	$149,734
Written Put Options	716,366	—	—	716,366
Swap Contracts	—	576,197	—	576,197
Total Derivatives	$865,200	$577,097	$—	$1,442,297

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,562,860	$—	$—	$21,562,860
REITS *	38,314,440	—	—	38,314,440
Collateral for Securities Loaned	2,814,150	—	—	2,814,150
Total Investments	$62,691,450	$—	$—	$62,691,450

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation, excluding futures, at January 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Corporate/Government Bond	$50,367,070	$2,819,013	$(50,145)	$2,768,868
Floating Rate Bond	194,989,409	1,190,303	(3,901,115)	(2,710,812)
High-Yield Bond	107,966,714	4,138,050	(2,682,837)	1,455,213
International Opportunity Bond	38,490,364	1,415,841	(644,112)	771,729
Large Cap Value	70,081,079	20,913,857	(1,982,434)	18,931,423
Small Cap Value	56,868,168	4,466,833	(3,051,894)	1,414,939
Focused Large Cap Growth	55,344,932	60,704,316	(644,563)	60,059,753
Small Cap Growth	49,146,988	9,125,220	(2,846,491)	6,278,729
Emerging Markets Stock	69,225,637	9,358,276	(3,956,821)	5,401,455
International Stock	127,805,181	16,810,902	(6,490,968)	10,319,934
Dynamic Macro	48,673,583	2,308,324	(1,181,629)	1,126,695
Long/Short Credit	114,499,470	2,323,662	(367,372)	1,956,290
Monthly Distribution	175,454,795	10,776,449	(14,062,222)	(3,285,773)
Real Estate Stock	57,393,399	6,228,251	(930,200)	5,298,051

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2020

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – Monthly Distribution and Dynamic Macro are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – Dynamic Macro, International Opportunity Bond and Long/Short Credit are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Swap Agreements – Each of the Funds may enter into interest rate, index, total return, and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2020

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2020 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
International Opportunity Bond	Futures	Interest Rate	(86,569)
	Forward Currency Contracts	Currency	388,021
	Swap	Interest Rate	1,087
Dynamic Macro	Purchased Option	Equity	14,430
	Purchased Option	Interest Rate	188,500
	Futures	Equity	(311,930)
	Futures	Interest Rate	(164,872)
	Written Options	Equity	(11,944)
Long/Short Credit	Futures	Interest Rate	(489,211)
	Swap	Equity	(27,765)
	Swap	Interest Rate	(91,452)
Monthly Distribution	Purchased Option	Equity	372,797
	Written Options	Equity	(193,524)
	Swaps	Equity	(468,285)

The notional value of the derivative instruments outstanding as of January 31, 2020 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.